UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity® Government Income Fund

1.859105.106

AGVT-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.875% 2/8/18	$ 1,068	$ 1,053
1.625% 11/27/18	1,463	1,469
1.875% 9/18/18	203	207
Federal Home Loan Bank 1% 6/21/17	14,860	14,926
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,229	2,378
Series 2002-20K Class 1, 5.08% 11/1/22	3,571	3,893
Series 2004-20H Class 1, 5.17% 8/1/24	1,420	1,543
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,159
3.5% 12/15/42	3,796	2,994
5.25% 9/15/39	5,209	5,627
5.375% 4/1/56	8,429	8,925
5.88% 4/1/36	3,438	4,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		70,228
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
3.125% 2/15/43	20,304	17,807
3.625% 8/15/43	108,645	105,046
3.75% 11/15/43	8,000	7,916
4.375% 2/15/38	30,154	33,589
5% 5/15/37 (d)	51,846	63,050
9.875% 11/15/15 (e)	10,285	12,203
U.S. Treasury Notes:
0.125% 4/30/15	4,228	4,224
0.25% 3/31/15	17,106	17,116
0.25% 5/31/15	9,600	9,606
0.25% 7/15/15	3	3
0.25% 9/30/15	15,000	14,999
0.25% 10/15/15	45,726	45,712
0.25% 10/31/15	77,408	77,381
0.25% 4/15/16	61,378	61,205
0.25% 5/15/16	17,502	17,442
0.375% 1/15/16	133,453	133,633
0.375% 3/15/16	20,000	20,013
0.625% 7/15/16	67,927	68,245
0.625% 8/15/16	44,206	44,389
0.625% 11/15/16	4,315	4,325
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 4/30/18	$ 37,435	$ 36,590
0.75% 6/30/17	58,736	58,607
0.875% 9/15/16	10,000	10,107
0.875% 11/30/16	8,663	8,739
0.875% 1/31/17	704	709
0.875% 1/31/18	4,683	4,648
0.875% 7/31/19	6,174	5,915
1% 10/31/16	39,991	40,507
1% 5/31/18	22,215	22,035
1.25% 10/31/18 (b)	83,100	82,756
1.25% 11/30/18	25,000	24,859
1.375% 11/30/15	470	480
1.375% 7/31/18	39,780	40,013
1.375% 9/30/18	17,526	17,581
1.75% 7/31/15	4	4
1.75% 10/31/20	42,000	41,121
1.875% 8/31/17	47,000	48,707
1.875% 9/30/17	67,400	69,801
2% 9/30/20	88,670	88,428
2% 11/30/20	15,000	14,914
2.125% 5/31/15	4,176	4,295
2.375% 6/30/18	26,608	27,980
2.5% 6/30/17	10,000	10,595
2.5% 8/15/23	41,509	40,734
2.75% 11/30/16	18,530	19,721
2.75% 11/15/23 (b)	125,531	125,629
3.125% 1/31/17	60,773	65,478
3.5% 2/15/18	58,585	64,430
4.5% 5/15/17	24,685	27,825
4.75% 8/15/17	12,983	14,824
TOTAL U.S. TREASURY OBLIGATIONS		1,775,936
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5185% 12/7/20 (NCUA Guaranteed) (f)	$ 7,068	$ 7,088
Series 2011-R4 Class 1A, 0.5485% 3/6/20 (NCUA Guaranteed) (f)	6,168	6,180
TOTAL OTHER GOVERNMENT RELATED		13,268
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,841,723)		1,859,432
U.S. Government Agency - Mortgage Securities - 13.3%

Fannie Mae - 3.6%
1.89% 2/1/33 (f)	207	215
1.91% 12/1/34 (f)	236	245
1.932% 10/1/33 (f)	265	275
1.949% 7/1/35 (f)	82	85
1.962% 10/1/33 (f)	117	122
1.965% 3/1/35 (f)	202	211
2.05% 3/1/35 (f)	35	36
2.23% 7/1/34 (f)	126	132
2.303% 6/1/36 (f)	204	216
2.332% 3/1/35 (f)	126	134
2.362% 2/1/36 (f)	473	502
2.415% 11/1/33 (f)	619	643
2.422% 10/1/33 (f)	170	178
2.439% 3/1/36 (f)	751	802
2.536% 6/1/42 (f)	576	594
2.542% 11/1/36 (f)	156	166
2.573% 5/1/36 (f)	257	274
2.604% 7/1/35 (f)	350	372
2.949% 11/1/40 (f)	370	390
2.959% 9/1/41 (f)	425	446
3.093% 10/1/41 (f)	222	234
3.175% 3/1/42 (f)	16,408	17,245
3.227% 7/1/41 (f)	658	693
3.348% 10/1/41 (f)	375	397
3.495% 3/1/40 (f)	4,014	4,220
3.5% 12/1/43 (c)	87,300	88,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.551% 7/1/41 (f)	$ 710	$ 755
4% 2/1/42	526	549
5% 9/1/22 to 12/1/22	17,073	18,284
5.5% 12/1/33	3,650	4,011
6.19% 3/1/37 (f)	115	120
6.5% 2/1/17 to 8/1/36	11,407	12,802
9.5% 10/1/20	34	39
11.5% 6/15/19 to 1/15/21	18	20
		153,491
Freddie Mac - 0.7%
1.82% 3/1/35 (f)	696	720
2.137% 5/1/37 (f)	439	461
2.492% 4/1/35 (f)	43	45
2.548% 2/1/36 (f)	35	38
2.587% 6/1/35 (f)	612	642
2.673% 7/1/35 (f)	1,475	1,573
2.795% 7/1/36 (f)	595	635
3% 11/1/42 to 2/1/43	5,255	5,060
3.036% 3/1/33 (f)	25	26
3.064% 10/1/35 (f)	279	298
3.089% 9/1/41 (f)	3,506	3,677
3.223% 4/1/41 (f)	419	441
3.242% 9/1/41 (f)	391	413
3.283% 6/1/41 (f)	514	542
3.466% 5/1/41 (f)	441	469
3.63% 6/1/41 (f)	664	706
3.715% 5/1/41 (f)	652	695
4.5% 5/1/39 to 10/1/41	5,687	6,085
5.5% 7/1/29 to 7/1/35	4,106	4,485
6% 1/1/24	2,960	3,259
9.5% 6/1/18 to 8/1/21	52	57
9.75% 8/1/14	21	22
12% 3/1/15	0*	0*
12.5% 6/1/15	0*	0*
13% 6/1/14	0*	0*
		30,349
Ginnie Mae - 9.0%
4% 6/15/24 to 3/15/26	11,119	11,849
4.3% 8/20/61 (k)	5,086	5,528
4.5% 3/15/25 to 6/15/25	10,671	11,444
4.515% 3/20/62 (k)	19,079	21,058
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.53% 10/20/62 (k)	$ 5,398	$ 5,987
4.55% 5/20/62 (k)	38,591	42,677
4.556% 12/20/61 (k)	20,785	22,929
4.604% 3/20/62 (k)	11,236	12,444
4.626% 3/20/62 (k)	8,092	8,951
4.649% 2/20/62 (k)	3,449	3,820
4.65% 3/20/62 (k)	7,364	8,161
4.682% 2/20/62 (k)	4,559	5,047
4.684% 1/20/62 (k)	26,005	28,772
4.804% 3/20/61 (k)	13,828	15,203
4.834% 3/20/61 (k)	24,824	27,314
5% 4/20/41 to 6/20/41	102	112
5.47% 8/20/59 (k)	3,005	3,225
5.492% 4/20/60 (k)	23,624	26,416
5.5% 11/15/35	3,835	4,223
5.612% 4/20/58 (k)	6,823	7,136
6% 6/15/36 to 9/15/40	45,343	50,473
6.5% 8/20/38 to 9/20/38	48,590	54,811
		377,580
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $556,093)		561,420
Collateralized Mortgage Obligations - 11.6%

U.S. Government Agency - 11.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.146% 8/25/31 (f)	181	184
Series 2002-49 Class FB, 0.7675% 11/18/31 (f)	179	180
Series 2002-60 Class FV, 1.166% 4/25/32 (f)	77	79
Series 2002-75 Class FA, 1.166% 11/25/32 (f)	159	163
Series 2010-15 Class FJ, 1.096% 6/25/36 (f)	12,753	13,077
Series 2013-121 Class SA, 5.93% 12/25/43 (f)(j)	34,152	4,457
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,126	6,573
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	5,461	5,768
Series 2005-19 Class PA, 5.5% 7/25/34	4,826	5,253
Series 2005-27 Class NE, 5.5% 5/25/34	5,043	5,342
Series 2005-64 Class PX, 5.5% 6/25/35	4,628	5,109
Series 2006-45 Class OP, 6/25/36 (i)	1,931	1,682
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2010-118 Class PB, 4.5% 10/25/40	$ 7,053	$ 7,447
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,258
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,141	2,339
Series 2004-91 Class Z, 5% 12/25/34	10,341	11,421
Series 2005-117 Class JN, 4.5% 1/25/36	645	698
Series 2005-14 Class ZB, 5% 3/25/35	3,667	4,035
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,239
Series 2006-72 Class CY, 6% 8/25/26	8,792	9,826
Series 2009-14 Class EB, 4.5% 3/25/24	7,573	8,024
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,936
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,815
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	1,150	99
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,715	148
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	8,239	1,400
Series 2010-39 Class FG, 1.086% 3/25/36 (f)	7,863	8,061
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	3,580	344
Series 2013-40 Class PV, 2% 1/25/26	7,539	7,677
Freddie Mac:
floater:
Series 2530 Class FE, 0.7677% 2/15/32 (f)	110	112
Series 2630 Class FL, 0.6677% 6/15/18 (f)	143	144
Series 2682 Class FB, 1.0677% 10/15/33 (f)	7,333	7,490
Series 2711 Class FC, 1.0677% 2/15/33 (f)	4,781	4,860
planned amortization class:
Series 1141 Class G, 9% 9/15/21	117	138
Series 2006-3245 Class ME, 5.5% 6/15/35	3,951	4,078
Series 2115 Class PE, 6% 1/15/14	3	3
Series 2356 Class GD, 6% 9/15/16	69	73
Series 2376 Class JE, 5.5% 11/15/16	441	462
Series 2381 Class OG, 5.5% 11/15/16	256	268
Series 2672 Class MG, 5% 9/15/23	7,120	7,886
Series 2682 Class LD, 4.5% 10/15/33	777	830
Series 2810 Class PD, 6% 6/15/33	133	135
Series 3415 Class PC, 5% 12/15/37	1,461	1,573
Series 3763 Class QA, 4% 4/15/34	4,147	4,365
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,416
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,500	11,890
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	$ 5,785	$ 6,361
Series 2773 Class HC, 4.5% 4/15/19	704	759
Series 2877 Class ZD, 5% 10/15/34	13,421	14,646
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,954
Series 3277 Class B, 4% 2/15/22	5,900	6,287
Series 3578 Class B, 4.5% 9/15/24	7,927	8,422
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,826
Series 4176 Class BA, 3% 2/15/33	3,858	3,993
Series 4181 Class LA, 3% 3/15/37	5,353	5,498
Series 4182 Class BA, 3% 6/15/37	21,664	22,387
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6525% 1/20/38 (f)	605	608
Series 2008-73 Class FA, 1.0325% 8/20/38 (f)	4,031	4,104
Series 2008-83 Class FB, 1.0725% 9/20/38 (f)	4,183	4,261
Series 2009-108 Class CF, 0.7755% 11/16/39 (f)	2,809	2,836
Series 2011-H21 Class FA, 0.778% 10/20/61 (f)(k)	8,909	8,909
Series 2012-H01 Class FA, 0.878% 11/20/61 (f)(k)	7,342	7,374
Series 2012-H03 Class FA, 0.878% 1/20/62 (f)(k)	4,420	4,439
Series 2012-H06 Class FA, 0.808% 1/20/62 (f)(k)	6,815	6,824
Series 2012-H07 Class FA, 0.808% 3/20/62 (f)(k)	4,033	4,037
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,509	1,531
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,105	1,116
Series 2010-99 Class PT, 3.5% 8/20/33	1,414	1,432
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,857
Series 2010-H13 Class JA, 5.46% 10/20/59 (k)	15,646	16,742
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)	20,420	22,733
Series 2010-H17 Class XP, 5.3019% 7/20/60 (f)(k)	28,058	31,194
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(k)	20,615	22,850
Series 2011-71:
Class ZB, 5.5% 8/20/34	22,840	25,840
Class ZC, 5.5% 7/16/34	22,880	25,389
Series 2012-64 Class KB, 3.6878% 5/20/41 (f)	3,113	3,504
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $486,882)		491,070
Commercial Mortgage Securities - 6.5%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5321% 4/25/19 (f)	$ 8,741	$ 8,743
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	4,070
Series K014 Class A2, 3.871% 4/25/21	9,230	9,836
Series K015 Class A2, 3.23% 7/25/21	16,425	16,848
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,418
Series K009 Class A2, 3.808% 8/25/20	32,528	35,004
Series K017 Class A2, 2.873% 12/25/21	28,660	28,597
Series KO34:
Class A1, 2.669% 2/25/23	15,500	15,786
Class A2, 3.531% 7/25/23	50,700	51,626
Series K031 Class A2, 3.3% 4/25/23	34,500	34,650
Series K032 Class A1, 3.016% 2/25/23	28,525	29,852
Series K501 Class A2, 1.655% 11/25/16	9,650	9,839
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $273,919)		272,269
Foreign Government and Government Agency Obligations - 3.0%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	84,868
5.5% 12/4/23	48	57
Jordanian Kingdom 2.503% 10/30/20	41,050	40,927
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,225)		125,852
Fixed-Income Funds - 22.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $904,776)	8,765,324	932,455
Cash Equivalents - 7.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13:
(Collateralized by U.S. Government Obligations) # (a)	206,234	$ 206,233
(Collateralized by U.S. Government Obligations) #	94,295	94,294
TOTAL CASH EQUIVALENTS (Cost $300,527)		300,527
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $4,481,145)		4,543,025
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(321,685)
NET ASSETS - 100%		$ 4,221,340
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/43	$ (51,900)	(50,100)
3.5% 12/1/43	(87,300)	(88,084)
TOTAL TBA SALE COMMITMENTS (Proceeds $139,291)		$ (138,184)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
43 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	$ 5,391	$ (1)
825 CBOT 2 Year U.S. Treasury Note Contracts	March 2014	181,745	114
85 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	10,278	8
128 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	16,736	117
327 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	45,494	(100)
TOTAL TREASURY CONTRACTS		$ 259,644	$ 138

The face value of futures purchased as a percentage of net assets is 6.2%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Nov. 2023	$ 142,423	3-month LIBOR	2.83%	$ (47)	$ 0	$ (47)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,116,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,180,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$94,294,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 72,127
Mizuho Securities USA, Inc.	22,167
$ 94,294
$206,233,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 33,066
Mizuho Securities USA, Inc.	159,941
RBS Securities, Inc.	13,226
$ 206,233
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 6,078
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 6,078	$ 150,134	$ 932,455	9.2%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,859,432	$ -	$ 1,859,432	$ -
U.S. Government Agency - Mortgage Securities	561,420	-	561,420	-
Collateralized Mortgage Obligations	491,070	-	491,070	-
Commercial Mortgage Securities	272,269	-	272,269	-
Foreign Government and Government Agency Obligations	125,852	-	125,852	-
Fixed-Income Funds	932,455	932,455	-	-
Cash Equivalents	300,527	-	300,527	-
Total Investments in Securities:	$ 4,543,025	$ 932,455	$ 3,610,570	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 239	$ 239	$ -	$ -
Liabilities
Futures Contracts	$ (101)	$ (101)	$ -	$ -
Swaps	$ (47)	$ -	$ (47)	$ -
Total Derivative Instruments:	$ 91	$ 138	$ (47)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (138)	$ -	$ (138)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $4,481,828,000. Net unrealized appreciation aggregated $61,197,000, of which $80,924,000 related to appreciated investment securities and $19,727,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

November 30, 2013

1.809070.109

GOV-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.875% 2/8/18	$ 1,068	$ 1,053
1.625% 11/27/18	1,463	1,469
1.875% 9/18/18	203	207
Federal Home Loan Bank 1% 6/21/17	14,860	14,926
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,229	2,378
Series 2002-20K Class 1, 5.08% 11/1/22	3,571	3,893
Series 2004-20H Class 1, 5.17% 8/1/24	1,420	1,543
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,159
3.5% 12/15/42	3,796	2,994
5.25% 9/15/39	5,209	5,627
5.375% 4/1/56	8,429	8,925
5.88% 4/1/36	3,438	4,054
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		70,228
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
3.125% 2/15/43	20,304	17,807
3.625% 8/15/43	108,645	105,046
3.75% 11/15/43	8,000	7,916
4.375% 2/15/38	30,154	33,589
5% 5/15/37 (d)	51,846	63,050
9.875% 11/15/15 (e)	10,285	12,203
U.S. Treasury Notes:
0.125% 4/30/15	4,228	4,224
0.25% 3/31/15	17,106	17,116
0.25% 5/31/15	9,600	9,606
0.25% 7/15/15	3	3
0.25% 9/30/15	15,000	14,999
0.25% 10/15/15	45,726	45,712
0.25% 10/31/15	77,408	77,381
0.25% 4/15/16	61,378	61,205
0.25% 5/15/16	17,502	17,442
0.375% 1/15/16	133,453	133,633
0.375% 3/15/16	20,000	20,013
0.625% 7/15/16	67,927	68,245
0.625% 8/15/16	44,206	44,389
0.625% 11/15/16	4,315	4,325
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 4/30/18	$ 37,435	$ 36,590
0.75% 6/30/17	58,736	58,607
0.875% 9/15/16	10,000	10,107
0.875% 11/30/16	8,663	8,739
0.875% 1/31/17	704	709
0.875% 1/31/18	4,683	4,648
0.875% 7/31/19	6,174	5,915
1% 10/31/16	39,991	40,507
1% 5/31/18	22,215	22,035
1.25% 10/31/18 (b)	83,100	82,756
1.25% 11/30/18	25,000	24,859
1.375% 11/30/15	470	480
1.375% 7/31/18	39,780	40,013
1.375% 9/30/18	17,526	17,581
1.75% 7/31/15	4	4
1.75% 10/31/20	42,000	41,121
1.875% 8/31/17	47,000	48,707
1.875% 9/30/17	67,400	69,801
2% 9/30/20	88,670	88,428
2% 11/30/20	15,000	14,914
2.125% 5/31/15	4,176	4,295
2.375% 6/30/18	26,608	27,980
2.5% 6/30/17	10,000	10,595
2.5% 8/15/23	41,509	40,734
2.75% 11/30/16	18,530	19,721
2.75% 11/15/23 (b)	125,531	125,629
3.125% 1/31/17	60,773	65,478
3.5% 2/15/18	58,585	64,430
4.5% 5/15/17	24,685	27,825
4.75% 8/15/17	12,983	14,824
TOTAL U.S. TREASURY OBLIGATIONS		1,775,936
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5185% 12/7/20 (NCUA Guaranteed) (f)	$ 7,068	$ 7,088
Series 2011-R4 Class 1A, 0.5485% 3/6/20 (NCUA Guaranteed) (f)	6,168	6,180
TOTAL OTHER GOVERNMENT RELATED		13,268
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,841,723)		1,859,432
U.S. Government Agency - Mortgage Securities - 13.3%

Fannie Mae - 3.6%
1.89% 2/1/33 (f)	207	215
1.91% 12/1/34 (f)	236	245
1.932% 10/1/33 (f)	265	275
1.949% 7/1/35 (f)	82	85
1.962% 10/1/33 (f)	117	122
1.965% 3/1/35 (f)	202	211
2.05% 3/1/35 (f)	35	36
2.23% 7/1/34 (f)	126	132
2.303% 6/1/36 (f)	204	216
2.332% 3/1/35 (f)	126	134
2.362% 2/1/36 (f)	473	502
2.415% 11/1/33 (f)	619	643
2.422% 10/1/33 (f)	170	178
2.439% 3/1/36 (f)	751	802
2.536% 6/1/42 (f)	576	594
2.542% 11/1/36 (f)	156	166
2.573% 5/1/36 (f)	257	274
2.604% 7/1/35 (f)	350	372
2.949% 11/1/40 (f)	370	390
2.959% 9/1/41 (f)	425	446
3.093% 10/1/41 (f)	222	234
3.175% 3/1/42 (f)	16,408	17,245
3.227% 7/1/41 (f)	658	693
3.348% 10/1/41 (f)	375	397
3.495% 3/1/40 (f)	4,014	4,220
3.5% 12/1/43 (c)	87,300	88,084
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.551% 7/1/41 (f)	$ 710	$ 755
4% 2/1/42	526	549
5% 9/1/22 to 12/1/22	17,073	18,284
5.5% 12/1/33	3,650	4,011
6.19% 3/1/37 (f)	115	120
6.5% 2/1/17 to 8/1/36	11,407	12,802
9.5% 10/1/20	34	39
11.5% 6/15/19 to 1/15/21	18	20
		153,491
Freddie Mac - 0.7%
1.82% 3/1/35 (f)	696	720
2.137% 5/1/37 (f)	439	461
2.492% 4/1/35 (f)	43	45
2.548% 2/1/36 (f)	35	38
2.587% 6/1/35 (f)	612	642
2.673% 7/1/35 (f)	1,475	1,573
2.795% 7/1/36 (f)	595	635
3% 11/1/42 to 2/1/43	5,255	5,060
3.036% 3/1/33 (f)	25	26
3.064% 10/1/35 (f)	279	298
3.089% 9/1/41 (f)	3,506	3,677
3.223% 4/1/41 (f)	419	441
3.242% 9/1/41 (f)	391	413
3.283% 6/1/41 (f)	514	542
3.466% 5/1/41 (f)	441	469
3.63% 6/1/41 (f)	664	706
3.715% 5/1/41 (f)	652	695
4.5% 5/1/39 to 10/1/41	5,687	6,085
5.5% 7/1/29 to 7/1/35	4,106	4,485
6% 1/1/24	2,960	3,259
9.5% 6/1/18 to 8/1/21	52	57
9.75% 8/1/14	21	22
12% 3/1/15	0*	0*
12.5% 6/1/15	0*	0*
13% 6/1/14	0*	0*
		30,349
Ginnie Mae - 9.0%
4% 6/15/24 to 3/15/26	11,119	11,849
4.3% 8/20/61 (k)	5,086	5,528
4.5% 3/15/25 to 6/15/25	10,671	11,444
4.515% 3/20/62 (k)	19,079	21,058
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.53% 10/20/62 (k)	$ 5,398	$ 5,987
4.55% 5/20/62 (k)	38,591	42,677
4.556% 12/20/61 (k)	20,785	22,929
4.604% 3/20/62 (k)	11,236	12,444
4.626% 3/20/62 (k)	8,092	8,951
4.649% 2/20/62 (k)	3,449	3,820
4.65% 3/20/62 (k)	7,364	8,161
4.682% 2/20/62 (k)	4,559	5,047
4.684% 1/20/62 (k)	26,005	28,772
4.804% 3/20/61 (k)	13,828	15,203
4.834% 3/20/61 (k)	24,824	27,314
5% 4/20/41 to 6/20/41	102	112
5.47% 8/20/59 (k)	3,005	3,225
5.492% 4/20/60 (k)	23,624	26,416
5.5% 11/15/35	3,835	4,223
5.612% 4/20/58 (k)	6,823	7,136
6% 6/15/36 to 9/15/40	45,343	50,473
6.5% 8/20/38 to 9/20/38	48,590	54,811
		377,580
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $556,093)		561,420
Collateralized Mortgage Obligations - 11.6%

U.S. Government Agency - 11.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.146% 8/25/31 (f)	181	184
Series 2002-49 Class FB, 0.7675% 11/18/31 (f)	179	180
Series 2002-60 Class FV, 1.166% 4/25/32 (f)	77	79
Series 2002-75 Class FA, 1.166% 11/25/32 (f)	159	163
Series 2010-15 Class FJ, 1.096% 6/25/36 (f)	12,753	13,077
Series 2013-121 Class SA, 5.93% 12/25/43 (f)(j)	34,152	4,457
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,126	6,573
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	5,461	5,768
Series 2005-19 Class PA, 5.5% 7/25/34	4,826	5,253
Series 2005-27 Class NE, 5.5% 5/25/34	5,043	5,342
Series 2005-64 Class PX, 5.5% 6/25/35	4,628	5,109
Series 2006-45 Class OP, 6/25/36 (i)	1,931	1,682
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2010-118 Class PB, 4.5% 10/25/40	$ 7,053	$ 7,447
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,258
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,141	2,339
Series 2004-91 Class Z, 5% 12/25/34	10,341	11,421
Series 2005-117 Class JN, 4.5% 1/25/36	645	698
Series 2005-14 Class ZB, 5% 3/25/35	3,667	4,035
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,239
Series 2006-72 Class CY, 6% 8/25/26	8,792	9,826
Series 2009-14 Class EB, 4.5% 3/25/24	7,573	8,024
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,936
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,815
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	1,150	99
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,715	148
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	8,239	1,400
Series 2010-39 Class FG, 1.086% 3/25/36 (f)	7,863	8,061
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	3,580	344
Series 2013-40 Class PV, 2% 1/25/26	7,539	7,677
Freddie Mac:
floater:
Series 2530 Class FE, 0.7677% 2/15/32 (f)	110	112
Series 2630 Class FL, 0.6677% 6/15/18 (f)	143	144
Series 2682 Class FB, 1.0677% 10/15/33 (f)	7,333	7,490
Series 2711 Class FC, 1.0677% 2/15/33 (f)	4,781	4,860
planned amortization class:
Series 1141 Class G, 9% 9/15/21	117	138
Series 2006-3245 Class ME, 5.5% 6/15/35	3,951	4,078
Series 2115 Class PE, 6% 1/15/14	3	3
Series 2356 Class GD, 6% 9/15/16	69	73
Series 2376 Class JE, 5.5% 11/15/16	441	462
Series 2381 Class OG, 5.5% 11/15/16	256	268
Series 2672 Class MG, 5% 9/15/23	7,120	7,886
Series 2682 Class LD, 4.5% 10/15/33	777	830
Series 2810 Class PD, 6% 6/15/33	133	135
Series 3415 Class PC, 5% 12/15/37	1,461	1,573
Series 3763 Class QA, 4% 4/15/34	4,147	4,365
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,416
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,500	11,890
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	$ 5,785	$ 6,361
Series 2773 Class HC, 4.5% 4/15/19	704	759
Series 2877 Class ZD, 5% 10/15/34	13,421	14,646
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,954
Series 3277 Class B, 4% 2/15/22	5,900	6,287
Series 3578 Class B, 4.5% 9/15/24	7,927	8,422
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,826
Series 4176 Class BA, 3% 2/15/33	3,858	3,993
Series 4181 Class LA, 3% 3/15/37	5,353	5,498
Series 4182 Class BA, 3% 6/15/37	21,664	22,387
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6525% 1/20/38 (f)	605	608
Series 2008-73 Class FA, 1.0325% 8/20/38 (f)	4,031	4,104
Series 2008-83 Class FB, 1.0725% 9/20/38 (f)	4,183	4,261
Series 2009-108 Class CF, 0.7755% 11/16/39 (f)	2,809	2,836
Series 2011-H21 Class FA, 0.778% 10/20/61 (f)(k)	8,909	8,909
Series 2012-H01 Class FA, 0.878% 11/20/61 (f)(k)	7,342	7,374
Series 2012-H03 Class FA, 0.878% 1/20/62 (f)(k)	4,420	4,439
Series 2012-H06 Class FA, 0.808% 1/20/62 (f)(k)	6,815	6,824
Series 2012-H07 Class FA, 0.808% 3/20/62 (f)(k)	4,033	4,037
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,509	1,531
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,105	1,116
Series 2010-99 Class PT, 3.5% 8/20/33	1,414	1,432
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,857
Series 2010-H13 Class JA, 5.46% 10/20/59 (k)	15,646	16,742
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)	20,420	22,733
Series 2010-H17 Class XP, 5.3019% 7/20/60 (f)(k)	28,058	31,194
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(k)	20,615	22,850
Series 2011-71:
Class ZB, 5.5% 8/20/34	22,840	25,840
Class ZC, 5.5% 7/16/34	22,880	25,389
Series 2012-64 Class KB, 3.6878% 5/20/41 (f)	3,113	3,504
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $486,882)		491,070
Commercial Mortgage Securities - 6.5%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5321% 4/25/19 (f)	$ 8,741	$ 8,743
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	4,070
Series K014 Class A2, 3.871% 4/25/21	9,230	9,836
Series K015 Class A2, 3.23% 7/25/21	16,425	16,848
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,418
Series K009 Class A2, 3.808% 8/25/20	32,528	35,004
Series K017 Class A2, 2.873% 12/25/21	28,660	28,597
Series KO34:
Class A1, 2.669% 2/25/23	15,500	15,786
Class A2, 3.531% 7/25/23	50,700	51,626
Series K031 Class A2, 3.3% 4/25/23	34,500	34,650
Series K032 Class A1, 3.016% 2/25/23	28,525	29,852
Series K501 Class A2, 1.655% 11/25/16	9,650	9,839
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $273,919)		272,269
Foreign Government and Government Agency Obligations - 3.0%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	84,868
5.5% 12/4/23	48	57
Jordanian Kingdom 2.503% 10/30/20	41,050	40,927
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,225)		125,852
Fixed-Income Funds - 22.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $904,776)	8,765,324	932,455
Cash Equivalents - 7.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13:
(Collateralized by U.S. Government Obligations) # (a)	206,234	$ 206,233
(Collateralized by U.S. Government Obligations) #	94,295	94,294
TOTAL CASH EQUIVALENTS (Cost $300,527)		300,527
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $4,481,145)		4,543,025
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(321,685)
NET ASSETS - 100%		$ 4,221,340
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/43	$ (51,900)	(50,100)
3.5% 12/1/43	(87,300)	(88,084)
TOTAL TBA SALE COMMITMENTS (Proceeds $139,291)		$ (138,184)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
43 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	$ 5,391	$ (1)
825 CBOT 2 Year U.S. Treasury Note Contracts	March 2014	181,745	114
85 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	10,278	8
128 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	16,736	117
327 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	45,494	(100)
TOTAL TREASURY CONTRACTS		$ 259,644	$ 138

The face value of futures purchased as a percentage of net assets is 6.2%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Nov. 2023	$ 142,423	3-month LIBOR	2.83%	$ (47)	$ 0	$ (47)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,116,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,180,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$94,294,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 72,127
Mizuho Securities USA, Inc.	22,167
$ 94,294
$206,233,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 33,066
Mizuho Securities USA, Inc.	159,941
RBS Securities, Inc.	13,226
$ 206,233
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 6,078
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 6,078	$ 150,134	$ 932,455	9.2%
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,859,432	$ -	$ 1,859,432	$ -
U.S. Government Agency - Mortgage Securities	561,420	-	561,420	-
Collateralized Mortgage Obligations	491,070	-	491,070	-
Commercial Mortgage Securities	272,269	-	272,269	-
Foreign Government and Government Agency Obligations	125,852	-	125,852	-
Fixed-Income Funds	932,455	932,455	-	-
Cash Equivalents	300,527	-	300,527	-
Total Investments in Securities:	$ 4,543,025	$ 932,455	$ 3,610,570	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 239	$ 239	$ -	$ -
Liabilities
Futures Contracts	$ (101)	$ (101)	$ -	$ -
Swaps	$ (47)	$ -	$ (47)	$ -
Total Derivative Instruments:	$ 91	$ 138	$ (47)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (138)	$ -	$ (138)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $4,481,828,000. Net unrealized appreciation aggregated $61,197,000, of which $80,924,000 related to appreciated investment securities and $19,727,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

November 30, 2013

1.809098.109

SLM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,204
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	274	298
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,882
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,384
U.S. Treasury Obligations - 55.5%
U.S. Treasury Bonds:
3.625% 8/15/43	5,844	5,650
8.75% 5/15/17	14,750	18,760
U.S. Treasury Notes:
0.25% 10/15/15	20,903	20,896
0.25% 10/31/15	14,531	14,526
0.25% 4/15/16	1,354	1,350
0.25% 5/15/16	19,202	19,136
0.375% 1/15/16	69,776	69,867
0.5% 7/31/17	8,199	8,095
0.625% 4/30/18	8,429	8,239
0.75% 6/30/17	16,678	16,642
0.875% 1/31/18	15,546	15,431
0.875% 7/31/19	24,596	23,564
1% 5/31/18	7,552	7,491
1.25% 10/31/18	17,872	17,798
1.25% 11/30/18	7,000	6,961
1.375% 7/31/18	8,863	8,915
1.375% 9/30/18	3,911	3,923
1.75% 10/31/20	5,000	4,895
1.875% 10/31/17	1,923	1,991
2% 9/30/20	41,617	41,503
2% 11/30/20	6,000	5,966
2.375% 7/31/17	12,000	12,656
2.375% 6/30/18	6,062	6,375
2.5% 6/30/17	1,800	1,907
2.5% 8/15/23	24,081	23,631
2.625% 2/29/16	12,000	12,615
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 11/15/23 (a)	$ 28,659	$ 28,681
3% 9/30/16	6,641	7,102
3% 2/28/17	26,424	28,387
3.125% 10/31/16	3,971	4,265
3.125% 1/31/17	1,323	1,425
3.5% 2/15/18 (d)	14,104	15,511
4.5% 5/15/17 (c)	1,369	1,543
4.625% 2/15/17	12,625	14,207
4.75% 8/15/17	12,139	13,860
TOTAL U.S. TREASURY OBLIGATIONS		493,764
Other Government Related - 4.0%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5185% 12/7/20 (NCUA Guaranteed) (e)	1,667	1,671
Series 2011-R1 Class 1A, 0.6243% 1/8/20 (NCUA Guaranteed) (e)	2,987	3,003
Series 2011-R4 Class 1A, 0.5485% 3/6/20 (NCUA Guaranteed) (e)	1,335	1,338
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,719
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,448
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,659
TOTAL OTHER GOVERNMENT RELATED		35,838
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $530,628)		537,986
U.S. Government Agency - Mortgage Securities - 15.1%

Fannie Mae - 4.7%
1.89% 2/1/33 (e)	23	24
1.91% 12/1/34 (e)	23	24
1.949% 7/1/35 (e)	10	10
1.962% 10/1/33 (e)	14	14
1.965% 3/1/35 (e)	25	26
2.048% 10/1/35 (e)	19	20
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.05% 3/1/35 (e)	$ 4	$ 4
2.23% 7/1/34 (e)	15	15
2.303% 6/1/36 (e)	19	20
2.311% 7/1/36 (e)	93	97
2.332% 3/1/35 (e)	15	16
2.337% 9/1/36 (e)	64	68
2.356% 1/1/35 (e)	118	123
2.362% 2/1/36 (e)	45	47
2.415% 11/1/33 (e)	65	68
2.422% 10/1/33 (e)	21	22
2.446% 3/1/33 (e)	59	63
2.542% 11/1/36 (e)	157	167
2.573% 5/1/36 (e)	25	27
2.604% 7/1/35 (e)	27	29
2.614% 6/1/47 (e)	70	74
2.641% 2/1/37 (e)	246	263
2.769% 4/1/36 (e)	171	182
2.918% 8/1/35 (e)	354	377
3.175% 3/1/42 (e)	4,627	4,863
3.495% 3/1/40 (e)	930	978
3.5% 12/1/43 (b)	17,800	17,960
5% 1/1/22 to 12/1/22	3,659	3,919
5.5% 10/1/20 to 11/1/34	7,951	8,630
6% 6/1/16 to 3/1/34	747	827
6.19% 3/1/37 (e)	11	11
6.5% 6/1/16 to 8/1/36	2,639	2,945
7% 4/1/14 to 9/1/14	1	1
10.25% 10/1/18	2	2
11% 1/1/16	3	3
11.25% 1/1/16	5	6
11.5% 10/1/14 to 6/15/19	2	2
12.5% 4/1/15 to 7/1/16	12	13
13% 10/1/14	5	6
		41,946
Freddie Mac - 1.4%
1.82% 3/1/35 (e)	68	71
2.019% 2/1/37 (e)	24	25
2.057% 7/1/35 (e)	608	635
2.095% 8/1/37 (e)	39	41
2.137% 5/1/37 (e)	43	45
2.166% 6/1/33 (e)	139	146
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.175% 6/1/37 (e)	$ 13	$ 14
2.2% 3/1/37 (e)	16	17
2.35% 7/1/35 (e)	75	79
2.355% 4/1/34 (e)	576	609
2.375% 5/1/37 (e)	34	36
2.377% 10/1/35 (e)	110	115
2.412% 10/1/36 (e)	176	187
2.437% 6/1/37 (e)	124	133
2.465% 5/1/37 (e)	452	478
2.469% 11/1/35 (e)	121	128
2.471% 5/1/37 (e)	245	256
2.548% 2/1/36 (e)	5	5
2.595% 4/1/37 (e)	4	4
2.673% 7/1/35 (e)	149	159
2.699% 4/1/37 (e)	53	57
2.795% 7/1/36 (e)	58	62
3.036% 3/1/33 (e)	3	3
3.064% 10/1/35 (e)	27	29
3.089% 9/1/41 (e)	987	1,035
5.5% 11/1/18 to 7/1/35	6,002	6,448
6% 1/1/24	628	692
6.5% 12/1/21	157	174
9% 7/1/16	0*	0*
9.5% 7/1/16 to 8/1/21	54	59
10% 4/1/15 to 3/1/21	83	93
10.5% 1/1/21	1	2
11% 9/1/20	2	3
11.25% 6/1/14	4	4
11.5% 11/1/15	4	4
12% 3/1/15 to 11/1/19	1	1
12.5% 3/1/14 to 6/1/19	23	24
13% 6/1/14 to 5/1/17	1	1
14% 4/1/16	0*	0*
		11,874
Ginnie Mae - 9.0%
4% 6/15/24 to 3/15/26	2,720	2,898
4.3% 8/20/61 (h)	1,063	1,155
4.5% 3/15/25 to 6/15/25	2,251	2,414
4.515% 3/20/62 (h)	4,023	4,440
4.53% 10/20/62 (h)	1,131	1,254
4.55% 5/20/62 (h)	8,336	9,219
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.556% 12/20/61 (h)	$ 4,378	$ 4,830
4.604% 3/20/62 (h)	2,404	2,663
4.616% 1/20/62 (h)	1,400	1,534
4.626% 3/20/62 (h)	1,762	1,949
4.649% 2/20/62 (h)	726	804
4.65% 3/20/62 (h)	1,631	1,807
4.682% 2/20/62 (h)	953	1,055
4.684% 1/20/62 (h)	5,598	6,193
4.764% 2/20/61 (h)	1,422	1,559
4.804% 3/20/61 (h)	2,988	3,286
4.834% 3/20/61 (h)	5,363	5,901
5.47% 8/20/59 (h)	634	680
5.5% 11/15/35	809	890
5.612% 4/20/58 (h)	1,479	1,547
6% 6/15/36 to 9/15/40	9,427	10,494
6.5% 8/20/38 to 9/20/38	11,817	13,330
8% 12/15/23	136	160
8.5% 6/15/16 to 2/15/17	2	2
10.5% 9/15/15 to 10/15/21	176	205
11% 5/20/16 to 1/20/21	19	23
13.5% 12/15/14	0*	0*
		80,292
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $133,014)		134,112
Collateralized Mortgage Obligations - 17.6%

U.S. Government Agency - 17.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.05% 4/25/24 (e)	955	963
Series 2001-38 Class QF, 1.146% 8/25/31 (e)	169	172
Series 2002-60 Class FV, 1.166% 4/25/32 (e)	39	40
Series 2002-74 Class FV, 0.616% 11/25/32 (e)	1,808	1,821
Series 2002-75 Class FA, 1.166% 11/25/32 (e)	79	81
Series 2008-76 Class EF, 0.666% 9/25/23 (e)	510	513
Series 2010-15 Class FJ, 1.096% 6/25/36 (e)	2,760	2,830
Series 2013-121 Class SA, 5.93% 12/25/43 (e)(g)	9,258	1,208
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,271	1,364
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	$ 19	$ 22
Series 2002-16 Class PG, 6% 4/25/17	167	176
Series 2002-9 Class PC, 6% 3/25/17	13	13
Series 2003-28 Class KG, 5.5% 4/25/23	476	524
Series 2004-80 Class LD, 4% 1/25/19	163	164
Series 2005-19 Class PA, 5.5% 7/25/34	1,040	1,132
Series 2005-27 Class NE, 5.5% 5/25/34	1,063	1,126
Series 2005-52 Class PB, 6.5% 12/25/34	98	102
Series 2005-64 Class PX, 5.5% 6/25/35	998	1,102
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	46	49
Series 2002-57 Class BD, 5.5% 9/25/17	45	48
Series 2003-117 Class MD, 5% 12/25/23	451	492
Series 2004-52 Class KZ, 5.5% 7/25/34	4,942	5,441
Series 2004-72 Class CB, 4% 9/25/19	3,796	3,957
Series 2004-91 Class Z, 5% 12/25/34	2,288	2,526
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,891
Series 2009-14 Class EB, 4.5% 3/25/24	1,739	1,842
Series 2009-59 Class HB, 5% 8/25/39	960	1,032
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,732
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,900	323
Series 2010-39 Class FG, 1.086% 3/25/36 (e)	1,694	1,737
Series 2011-67 Class AI, 4% 7/25/26 (f)	523	60
Series 2013-40 Class PV, 2% 1/25/26	1,585	1,614
Freddie Mac:
floater:
Series 2526 Class FC, 0.5677% 11/15/32 (e)	306	308
Series 2630 Class FL, 0.6677% 6/15/18 (e)	15	15
Series 2711 Class FC, 1.0677% 2/15/33 (e)	1,032	1,049
floater planned amortization class Series 2770 Class FH, 0.5677% 3/15/34 (e)	830	835
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	832	858
Series 2356 Class GD, 6% 9/15/16	49	52
Series 2376 Class JE, 5.5% 11/15/16	43	45
Series 2381 Class OG, 5.5% 11/15/16	25	26
Series 2425 Class JH, 6% 3/15/17	60	63
Series 2672 Class MG, 5% 9/15/23	1,630	1,805
Series 2695 Class DG, 4% 10/15/18	969	1,018
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2802 Class OB, 6% 5/15/34	$ 1,295	$ 1,443
Series 2810 Class PD, 6% 6/15/33	146	149
Series 3415 Class PC, 5% 12/15/37	411	443
Series 3763 Class QA, 4% 4/15/34	864	910
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,139
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	900	1,027
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,202	2,493
Series 2004-2862 Class NE, 5% 9/15/24	8,484	9,213
Series 2145 Class MZ, 6.5% 4/15/29	1,218	1,372
Series 2357 Class ZB, 6.5% 9/15/31	605	685
Series 2582 Class CG, 4% 11/15/17	39	39
Series 2877 Class ZD, 5% 10/15/34	2,958	3,228
Series 2998 Class LY, 5.5% 7/15/25	295	329
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,262
Series 3013 Class VJ, 5% 1/15/14	58	58
Series 3277 Class B, 4% 2/15/22	1,200	1,279
Series 3578 Class B, 4.5% 9/15/24	1,820	1,934
Series 3659 Class EJ 3% 6/15/18	923	949
Series 4176 Class BA, 3% 2/15/33	1,065	1,102
Series 2715 Class NG, 4.5% 12/15/18	706	749
Series 4181 Class LA, 3% 3/15/37	1,476	1,516
Series 4182 Class BA, 3% 6/15/37	5,958	6,157
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6725% 7/20/37 (e)	503	506
Series 2008-2 Class FD, 0.6525% 1/20/38 (e)	127	128
Series 2009-108 Class CF, 0.7755% 11/16/39 (e)	582	588
Series 2009-116 Class KF, 0.7055% 12/16/39 (e)	509	513
Series 2010-9 Class FA, 0.6955% 1/16/40 (e)	804	810
Series 2010-H17 Class FA, 0.4986% 7/20/60 (e)(h)	3,390	3,342
Series 2010-H18 Class AF, 0.478% 9/20/60 (e)(h)	3,573	3,525
Series 2010-H19 Class FG, 0.478% 8/20/60 (e)(h)	4,621	4,560
Series 2010-H27 Series FA, 0.558% 12/20/60 (e)(h)	1,084	1,074
Series 2011-H05 Class FA, 0.678% 12/20/60 (e)(h)	2,234	2,224
Series 2011-H07 Class FA, 0.678% 2/20/61 (e)(h)	3,926	3,910
Series 2011-H12 Class FA, 0.668% 2/20/61 (e)(h)	4,650	4,629
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H13 Class FA, 0.678% 4/20/61 (e)(h)	$ 1,879	$ 1,871
Series 2011-H14:
Class FB, 0.678% 5/20/61 (e)(h)	2,116	2,106
Class FC, 0.678% 5/20/61 (e)(h)	1,993	1,985
Series 2011-H17 Class FA, 0.708% 6/20/61 (e)(h)	2,572	2,565
Series 2011-H21 Class FA, 0.778% 10/20/61 (e)(h)	2,557	2,557
Series 2012-H01 Class FA, 0.878% 11/20/61 (e)(h)	2,107	2,117
Series 2012-H03 Class FA, 0.878% 1/20/62 (e)(h)	1,273	1,279
Series 2012-H06 Class FA, 0.808% 1/20/62 (e)(h)	1,953	1,956
Series 2012-H07 Class FA, 0.808% 3/20/62 (e)(h)	1,161	1,163
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	327	331
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	233	236
Series 2010-99 Class PT, 3.5% 8/20/33	298	302
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	1,045	211
Series 2011-68 Class EC, 3.5% 4/20/41	1,956	2,056
Series 1999-18 Class Z, 6.25% 5/16/29	2,046	2,316
Series 2010-H13 Class JA, 5.46% 10/20/59 (h)	9,452	10,114
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	4,415	4,915
Series 2010-H17 Class XP, 5.3019% 7/20/60 (e)(h)	5,939	6,602
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	4,339	4,810
Series 2012-64 Class KB, 3.6878% 5/20/41 (e)	668	752
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $155,693)		156,700
Commercial Mortgage Securities - 5.3%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5321% 4/25/19 (e)	2,418	2,419
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	780	849
Series K014 Class A2, 3.871% 4/25/21	1,920	2,046
Series K015 Class A2, 3.23% 7/25/21	3,410	3,498
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,916
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
sequential payer: - continued
Series K009 Class A2, 3.808% 8/25/20	$ 6,820	$ 7,339
Series K017 Class A2, 2.873% 12/25/21	6,140	6,126
Series KO34 Class A1, 2.669% 2/25/23	3,300	3,361
Series K031 Class A2, 3.3% 4/25/23	7,400	7,432
Series K032 Class A1, 3.016% 2/25/23	6,072	6,355
Series K501 Class A2, 1.655% 11/25/16	2,080	2,121
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,779)		47,462
Foreign Government and Government Agency Obligations - 2.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,251	4,992
5.5% 12/4/23	10,710	12,632
Jordanian Kingdom 2.503% 10/30/20	8,609	8,583
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,659)		26,207
Cash Equivalents - 3.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13:
(Collateralized by U.S. Government Obligations) # (i)	$ 26,624	26,624
(Collateralized by U.S. Government Obligations) #	5,263	5,263
TOTAL CASH EQUIVALENTS (Cost $31,887)		31,887
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $924,660)		934,354
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(44,709)
NET ASSETS - 100%		$ 889,645
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 12/1/28	$ (18,700)	$ (18,682)
3.5% 12/1/43	(17,800)	(17,960)
TOTAL TBA SALE COMMITMENTS (Proceeds $36,696)		$ (36,642)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
22 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	$ 2,758	$ (1)
276 CBOT 2 Year U.S. Treasury Note Contracts	March 2014	60,802	38
140 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	16,929	14
39 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	5,099	36
TOTAL PURCHASED		$ 85,588	$ 87
Sold
Treasury Contracts
54 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	$ 7,513	$ 37
		$ 93,101	$ 124

The face value of futures purchased as a percentage of net assets is 9.6%

The face value of futures sold as a percentage of net assets is 0.8%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
CME	Nov. 2023	$ 30,057	3-month LIBOR	2.83%	$ (10)	$ -	$ (10)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
* Amount represents less than $1,000
Legend
(a) Security or a portion of the security is on loan at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $229,000.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $883,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,263,000 due 12/02/13 at 0.08%
Credit Agricole CIB New York Branch	$ 4,026
Mizuho Securities USA, Inc.	1,237
$ 5,263
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$26,624,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 4,269
Mizuho Securities USA, Inc.	20,648
RBS Securities, Inc.	1,707
$ 26,624
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 537,986	$ -	$ 537,986	$ -
U.S. Government Agency - Mortgage Securities	134,112	-	134,112	-
Collateralized Mortgage Obligations	156,700	-	156,700	-
Commercial Mortgage Securities	47,462	-	47,462	-
Foreign Government and Government Agency Obligations	26,207	-	26,207	-
Cash Equivalents	31,887	-	31,887	-
Total Investments in Securities:	$ 934,354	$ -	$ 934,354	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 125	$ 125	$ -	$ -
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Swaps	$ (10)	$ -	$ (10)	$ -
Total Derivative Instruments:	$ 114	$ 124	$ (10)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (36,642)	$ -	$ (36,642)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $924,719,000. Net unrealized appreciation aggregated $9,635,000, of which $13,355,000 related to appreciated investment securities and $3,720,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2013

1.809539.109

ATB-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.4%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 336,600
6.25% 3/15/21		3,295,000	3,459,750
Dana Holding Corp.:
5.375% 9/15/21		645,000	653,063
6% 9/15/23		645,000	653,063
6.5% 2/15/19		2,080,000	2,225,600
Delphi Corp. 5% 2/15/23		11,710,000	12,119,850
JB Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	2,033,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		800,000	776,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(m)		2,785,000	2,966,025
			25,222,951
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		3,035,000	3,368,850
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,590,400
General Motors Co.:
3.5% 10/2/18 (h)		2,015,000	2,052,781
6.25% 10/2/43 (h)		2,100,000	2,131,500
			15,143,531
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,206,408
4.25% 6/15/23 (h)		8,466,000	8,373,814
5.75% 6/15/43 (h)		6,102,000	6,267,273
			15,847,495
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,473,825
FelCor Lodging LP:
5.625% 3/1/23		135,000	131,625
6.75% 6/1/19		475,000	508,250
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		520,000	518,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		1,620,000	1,652,400
InterContinental Hotel Group PLC 3.875% 11/28/22	GBP	2,100,000	3,454,472
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,292,225
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,684,700
8.625% 2/1/19		1,960,000	2,307,900
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
11.375% 3/1/18		$ 1,845,000	$ 2,356,988
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	655,638
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,048,750
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,403,563
Playa Resorts Holding BV 8% 8/15/20 (h)		2,115,000	2,220,750
PNK Finance Corp. 6.375% 8/1/21 (h)		1,550,000	1,600,375
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,847,088
7.5% 10/15/27		1,885,000	2,012,238
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,630,900
Times Square Hotel Trust 8.528% 8/1/26 (h)		806,831	1,042,033
			47,841,770
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,701,850
4.375% 9/15/22		865,000	808,775
Lennar Corp. 4.125% 12/1/18		1,685,000	1,668,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,274,250
7.875% 8/15/19		1,760,000	1,953,600
8.5% 5/15/18 (f)		7,125,000	7,534,688
9.875% 8/15/19		2,460,000	2,730,600
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,871,475
10.75% 9/15/16		2,370,000	2,867,700
Toll Brothers Finance Corp.:
4% 12/31/18		1,935,000	1,964,025
4.375% 4/15/23		3,815,000	3,538,413
5.625% 1/15/24		1,405,000	1,408,513
			39,322,039
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		1,800,000	1,831,500
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (h)		1,055,000	1,033,900
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - 1.8%
AMC Networks, Inc. 4.75% 12/15/22		$ 1,960,000	$ 1,871,800
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	622,861
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,788,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		1,540,000	1,607,375
7% 1/15/19		5,660,000	5,978,375
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,636,513
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	1,919,000
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,150,000	1,109,750
5.5% 12/15/16		2,660,000	2,387,350
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,313,250
6.5% 11/15/22		1,525,000	1,578,375
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,270,788
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,576,504
5.15% 3/1/20		435,000	490,735
6.4% 3/1/40		432,000	498,080
6.45% 3/15/37		2,196,000	2,540,337
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,390,719
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,790,277
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,677,252
4.875% 4/1/43		4,194,000	3,911,031
6.35% 6/1/40		6,392,000	7,133,568
DISH DBS Corp. 4.25% 4/1/18		1,950,000	1,984,125
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)		1,005,000	1,025,100
5.375% 11/1/23 (h)		760,000	742,900
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,223,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		4,085,000	4,534,350
MDC Partners, Inc. 6.75% 4/1/20 (h)		760,000	790,400
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,123,390
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45		$ 3,932,000	$ 4,985,214
News America, Inc.:
6.15% 3/1/37		4,759,000	5,213,180
6.15% 2/15/41		11,572,000	12,797,162
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (h)		2,205,000	2,254,613
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,308,013
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		2,965,000	2,994,650
Sirius XM Radio, Inc.:
5.75% 8/1/21 (h)		1,375,000	1,392,188
5.875% 10/1/20 (h)		1,470,000	1,515,938
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,616,300
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,693,494
Time Warner Cable, Inc.:
4% 9/1/21		16,335,000	15,205,500
4.5% 9/15/42		25,085,000	18,557,808
5.5% 9/1/41		5,332,000	4,323,975
5.85% 5/1/17		3,419,000	3,768,836
5.875% 11/15/40		4,872,000	4,142,993
6.75% 7/1/18		13,763,000	15,509,827
Time Warner, Inc.:
5.875% 11/15/16		368,000	417,299
6.2% 3/15/40		11,792,000	12,789,025
6.5% 11/15/36		9,243,000	10,294,400
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,650,000	1,670,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	765,375
5.625% 4/15/23 (Reg. S)	EUR	1,500,000	2,051,509
7.5% 3/15/19 (h)		660,000	717,750
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		995,000	1,087,038
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,496,675
4.375% 3/15/43		2,063,000	1,716,074
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	3,161,125
			216,962,541
Multiline Retail - 0.1%
Marks & Spencer PLC 6.125% 12/6/21 (Reg. S)	GBP	625,000	1,137,413
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. 6.625% 10/15/18		$ 2,140,000	$ 1,995,550
The Bon-Ton Department Stores, Inc. 8% 6/15/21		4,955,000	4,967,388
			8,100,351
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	2,033,200
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		500,000	483,750
			2,516,950
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,121,488
TOTAL CONSUMER DISCRETIONARY			375,944,516
CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18		6,578,000	6,490,960
1.875% 5/15/17		2,703,000	2,715,399
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,253,388
2.75% 4/1/23 (h)		7,651,000	6,967,934
7.25% 3/10/15	GBP	4,000,000	7,014,386
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,351,824
			40,793,891
Food & Staples Retailing - 0.3%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/pay-in-kind (h)(m)		820,000	849,725
Casino Guichard Perrachon SA 4.87% 12/31/49 (m)	EUR	2,900,000	3,920,817
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	943,400
ESAL GmbH 6.25% 2/5/23 (h)		4,345,000	3,932,225
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,167,625
Rite Aid Corp.:
6.75% 6/15/21		3,945,000	4,117,594
9.25% 3/15/20		11,390,000	13,141,213
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,611,591
			33,684,190
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,585,930
3.2% 1/25/23		5,362,000	5,012,231
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
4.65% 1/25/43		$ 4,517,000	$ 4,106,983
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		1,960,000	1,960,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		1,785,000	1,851,938
8.25% 2/1/20 (h)		1,510,000	1,630,800
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	326,232
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,019,632
6.125% 2/1/18		10,623,000	12,461,438
6.5% 8/11/17		10,238,000	12,083,993
6.75% 2/19/14		540,000	546,957
			56,586,134
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		3,010,000	2,836,925
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,817,891
4% 1/31/24		6,408,000	6,311,701
4.25% 8/9/42		9,573,000	8,059,202
4.75% 5/5/21		7,000,000	7,524,181
5.375% 1/31/44		10,973,000	10,909,433
9.7% 11/10/18		7,983,000	10,636,030
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	6,841,217
4.75% 11/1/42		11,385,000	10,032,952
6.15% 9/15/43		4,511,000	4,880,469
6.75% 6/15/17		3,719,000	4,319,998
7.25% 6/15/37		5,056,000	5,931,143
			84,264,217
TOTAL CONSUMER STAPLES			218,165,357
ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,316,700
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,412,637
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
5.35% 3/15/20 (h)		$ 8,816,000	$ 9,324,692
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,414,064
5% 10/1/21		7,366,000	7,798,347
6.5% 4/1/20		738,000	856,203
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		3,697,000	3,867,986
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,685,388
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (h)		3,210,000	3,193,950
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,570,125
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,165,000	1,147,525
5.875% 4/1/20		585,000	602,550
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	916,700
7.5% 11/1/19		3,720,000	4,036,200
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,382,725
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,989,600
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,402,150
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,180,360
Precision Drilling Corp.:
6.5% 12/15/21		170,000	181,475
6.625% 11/15/20		1,890,000	2,017,575
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,355,437
			81,652,389
Oil, Gas & Consumable Fuels - 4.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,459,800
Afren PLC:
6.625% 12/9/20 (h)(j)		580,000	582,030
10.25% 4/8/19 (Reg. S)		600,000	696,000
Alpha Natural Resources, Inc.:
6% 6/1/19		1,330,000	1,160,425
6.25% 6/1/21		130,000	111,475
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	546,208
6.375% 9/15/17		19,790,000	23,094,039
Antero Resources Finance Corp.:
5.375% 11/1/21 (h)		1,115,000	1,126,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Antero Resources Finance Corp.: - continued
6% 12/1/20		$ 2,950,000	$ 3,090,125
7.25% 8/1/19		702,000	752,895
Approach Resources, Inc. 7% 6/15/21		2,140,000	2,225,600
Chesapeake Energy Corp.:
6.125% 2/15/21		4,395,000	4,724,625
6.875% 11/15/20		1,195,000	1,342,881
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,034,520
6.125% 7/15/22		1,240,000	1,329,900
Chevron Corp. 2.427% 6/24/20		5,909,000	5,855,925
ConocoPhillips Co.:
4.6% 1/15/15		10,000,000	10,463,020
5.75% 2/1/19		2,930,000	3,449,003
CONSOL Energy, Inc.:
8% 4/1/17		505,000	534,038
8.25% 4/1/20		1,650,000	1,794,375
Continental Resources, Inc. 5% 9/15/22		1,405,000	1,447,150
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)		680,000	695,300
7.75% 4/1/19		800,000	868,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,974,058
3.875% 3/15/23		3,639,000	3,391,435
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,511,688
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,628,665
6.45% 11/3/36 (h)		13,741,000	14,222,347
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,309,521
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,577,770
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,677,977
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		3,075,000	3,075,000
Energy Partners Ltd. 8.25% 2/15/18		1,625,000	1,744,844
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,424,375
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,406,138
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.: - continued
9.375% 5/1/20		$ 5,020,000	$ 5,773,000
Forest Oil Corp. 7.25% 6/15/19		583,000	578,628
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		2,100,000	2,577,750
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	976,125
6.875% 5/16/17 (Reg. S)		200,000	205,500
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,923,900
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	249,523
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	925,480
7% 5/5/20 (h)		1,385,000	1,556,463
9.125% 7/2/18 (h)		1,455,000	1,764,188
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	709,155
5.75% 4/30/43 (h)		1,565,000	1,355,603
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		1,455,000	1,442,848
5.625% 11/15/23 (h)		2,110,000	2,075,833
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,111,078
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,044,050
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,752,852
6.85% 1/15/40 (h)		5,937,000	7,364,932
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,030,000	1,928,500
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,083,625
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,186,589
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	3,995,775
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (h)		590,000	590,885
7.25% 12/12/21 (h)		1,551,000	1,632,427
Pan American Energy LLC 7.875% 5/7/21 (h)		1,660,000	1,734,700
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	896,100
Petro-Canada 6.05% 5/15/18		3,850,000	4,507,183
Petrobras Global Finance BV:
2.3836% 1/15/19 (m)		1,560,000	1,528,800
3% 1/15/19		1,920,000	1,823,589
4.375% 5/20/23		20,096,000	18,281,331
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
5.625% 5/20/43		$ 18,504,000	$ 15,284,193
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,084,480
3.875% 1/27/16		10,192,000	10,534,400
5.375% 1/27/21		28,941,000	29,030,978
5.75% 1/20/20		10,620,000	11,040,425
6.875% 1/20/40		655,000	630,503
7.875% 3/15/19		14,017,000	16,211,880
8.375% 12/10/18		775,000	921,591
Petroleos de Venezuela SA:
4.9% 10/28/14		3,510,000	3,197,610
8.5% 11/2/17 (h)		6,675,000	5,306,625
9.75% 5/17/35 (h)		1,090,000	749,375
12.75% 2/17/22 (h)		2,050,000	1,829,625
Petroleos Mexicanos:
3.5% 7/18/18		14,963,000	15,272,061
3.5% 1/30/23		10,045,000	9,150,995
4.875% 1/24/22		12,142,000	12,384,840
4.875% 1/18/24		570,000	567,454
5.5% 1/21/21		12,069,000	12,944,003
5.5% 6/27/44		21,979,000	19,451,415
6% 3/5/20		1,008,000	1,116,360
6.5% 6/2/41		22,107,000	22,356,654
6.625% (h)(i)		3,345,000	3,420,263
8% 5/3/19		290,000	351,625
8.25% 6/2/22	GBP	2,100,000	4,221,237
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (h)		354,167	375,417
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	12,981,512
5.875% 5/1/42		10,804,000	11,757,269
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,156,577
6.125% 1/15/17		6,185,000	7,034,269
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,645,000	1,729,306
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	340,000
4.3% 5/20/23 (Reg S.)		200,000	170,000
4.875% 5/3/22 (h)		845,000	770,006
5.25% 5/23/21 (h)		815,000	777,306
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
5.625% 5/20/43 (h)		$ 400,000	$ 311,000
5.625% 5/20/43 (Reg. S)		200,000	155,500
6% 5/3/42 (h)		845,000	684,450
6.5% 5/27/41 (h)		1,000,000	850,000
Samson Investment Co. 10.25% 2/15/20 (h)		7,605,000	8,222,906
SemGroup Corp. 7.5% 6/15/21 (h)		6,105,000	6,410,250
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,605,069
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	376,661
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	335,966
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,887,128
2.95% 9/25/18		1,960,000	2,004,572
4.6% 6/15/21		2,694,000	2,817,633
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,053,938
5.25% 5/1/23		1,180,000	1,150,500
6.375% 8/1/22		420,000	448,875
6.875% 2/1/21		685,000	738,088
7.875% 10/15/18		2,850,000	3,092,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	521,413
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,360,170
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,875,680
Western Refining, Inc. 6.25% 4/1/21		3,180,000	3,180,000
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,878,338
Williams Partners LP 4.125% 11/15/20		2,399,000	2,466,712
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,190,800
			530,671,867
TOTAL ENERGY			612,324,256
FINANCIALS - 14.6%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
2.9% 7/19/18		17,494,000	17,953,847
5.25% 7/27/21		17,105,000	18,819,109
5.625% 1/15/17		3,200,000	3,540,525
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18		$ 4,975,000	$ 5,704,678
6.75% 10/1/37		9,643,000	10,694,058
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,595,654
6.85% 6/15/17		4,817,000	5,460,219
Merrill Lynch & Co., Inc. 6.11% 1/29/37		9,683,000	10,302,770
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,568,921
4.875% 11/1/22		14,724,000	15,124,007
5% 11/24/25		18,808,000	18,822,877
5.625% 9/23/19		12,714,000	14,597,401
5.75% 1/25/21		13,447,000	15,324,591
6.625% 4/1/18		16,118,000	19,002,671
			173,511,328
Commercial Banks - 2.6%
Access Finance BV 7.25% 7/25/17 (h)		370,000	366,300
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (h)		4,500,000	4,502,700
Bank of America NA 5.3% 3/15/17		3,467,000	3,865,005
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,215,131
BPCE SA 5.7% 10/22/23 (h)		3,800,000	3,919,624
CBOM Finance PLC 8.25% 8/5/14		600,000	618,000
CIT Group, Inc.:
5% 8/15/22		1,510,000	1,494,900
5.25% 3/15/18		1,485,000	1,600,088
5.375% 5/15/20		1,425,000	1,521,188
5.5% 2/15/19 (h)		3,725,000	4,013,688
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (m)		3,750,000	4,000,382
Credit Suisse 6% 2/15/18		18,058,000	20,843,284
Danske Bank A/S:
3.75% 4/1/15 (h)		2,500,000	2,587,850
3.875% 10/4/23 (Reg. S) (m)	EUR	1,150,000	1,602,442
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	733,900
Development Bank of Philippines 8.375% (i)(m)		1,655,000	1,762,575
Discover Bank:
7% 4/15/20		2,030,000	2,391,405
8.7% 11/18/19		2,958,000	3,771,536
DNB Bank ASA 3% 9/26/23 (Reg. S) (m)	EUR	1,100,000	1,512,317
FBN Finance Co. BV 8.25% 8/7/20 (h)(m)		580,000	594,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18		$ 798,000	$ 865,858
8.25% 3/1/38		4,667,000	6,286,636
Fifth Third Capital Trust IV 6.5% 4/15/37 (m)		6,912,000	6,903,360
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,868,944
5.5% 5/11/16 (Reg. S)		900,000	909,900
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		1,400,000	1,466,500
7.75% 7/5/17 (Reg. S)		350,000	366,625
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	6,865,235
HSBK BV:
7.25% 5/3/17 (h)		835,000	900,756
7.25% 5/3/17 (Reg. S)		250,000	269,688
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,372,374
Intesa Sanpaolo SpA 3.375% 1/19/15	EUR	3,500,000	4,861,379
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,071,640
JSC Kazkommertsbank BV 8% 11/3/15 (h)		640,000	646,400
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	755,625
KeyBank NA:
5.45% 3/3/16		3,939,000	4,300,533
5.8% 7/1/14		9,490,000	9,772,859
6.95% 2/1/28		1,977,000	2,368,940
Magyar Export-Import Bank 5.5% 2/12/18 (h)		150,000	152,625
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,781,882
5% 1/17/17		14,669,000	16,083,238
Mizuho Financial Group Cayman 2 Ltd. 4.2% 7/18/22		4,500,000	4,540,289
Regions Bank:
6.45% 6/26/37		24,618,000	25,713,329
7.5% 5/15/18		18,297,000	21,819,173
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,908,147
5.75% 6/15/15		2,005,000	2,142,393
7.75% 11/10/14		6,404,000	6,799,319
Royal Bank of Scotland Group PLC:
6.1% 6/10/23		16,183,000	16,414,854
6.125% 12/15/22		24,107,000	24,564,864
RSHB Capital SA 6% 6/3/21 (h)(m)		355,000	364,763
Standard Chartered PLC 5.2% 1/26/24 (h)		3,750,000	3,811,298
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		$ 250,000	$ 267,338
Synovus Financial Corp.:
5.125% 6/15/17		365,000	375,950
7.875% 2/15/19		745,000	847,438
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		735,000	589,838
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,025,000	2,242,688
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	491,376
6.8% 11/22/25 (h)		375,000	392,325
6.902% 7/9/20 (h)		715,000	782,925
Wachovia Bank NA 6% 11/15/17		2,243,000	2,608,999
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,372,372
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,288,592
3.676% 6/15/16		4,301,000	4,602,169
4.48% 1/16/24 (h)(j)		4,804,000	4,772,635
			324,500,886
Consumer Finance - 1.4%
Ally Financial, Inc. 4.75% 9/10/18		4,150,000	4,357,500
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,727,626
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,734,697
5.2% 4/27/22		12,545,000	13,205,871
6.45% 6/12/17		10,366,000	11,799,348
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,228,248
1.7% 5/9/16		19,473,000	19,727,902
2.875% 10/1/18		13,000,000	13,328,913
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,304,742
4.625% 1/7/21		5,706,000	6,286,215
5.625% 9/15/17		5,858,000	6,727,069
5.625% 5/1/18		25,000,000	29,014,725
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,079,888
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (h)		$ 9,515,000	$ 9,570,891
1.875% 8/9/16 (h)		2,974,000	3,000,650
2.125% 10/2/17 (h)		5,048,000	5,069,722
2.875% 8/9/18 (h)		5,276,000	5,358,722
SLM Corp.:
5.5% 1/15/19		2,025,000	2,092,433
8% 3/25/20		950,000	1,078,250
8.45% 6/15/18		940,000	1,095,100
			181,788,512
Diversified Financial Services - 3.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,277,063
Bank of America Corp.:
3.3% 1/11/23		31,429,000	29,738,277
3.875% 3/22/17		3,134,000	3,367,753
4.1% 7/24/23		11,481,000	11,525,144
5.65% 5/1/18		8,780,000	10,050,835
5.75% 12/1/17		21,955,000	25,146,357
6.5% 8/1/16		9,000,000	10,218,195
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	7,077,822
7.625% 11/21/22		7,715,000	8,110,394
Barry Callebaut Services NV 5.5% 6/15/23 (h)		2,405,000	2,447,905
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,275,000	2,036,125
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,649,042
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,372,950
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,183,776
3.375% 3/1/23		5,193,000	4,978,685
3.953% 6/15/16		11,847,000	12,662,950
4.05% 7/30/22		5,303,000	5,260,385
4.75% 5/19/15		12,211,000	12,889,004
5.5% 9/13/25		14,530,000	15,380,746
6.125% 5/15/18		3,779,000	4,422,016
6.675% 9/13/43		5,987,000	6,695,394
European Financial Stability Facility 0.875% 4/16/18 (Reg. S)	EUR	2,370,000	3,211,436
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,452,026
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		2,095,000	2,100,238
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
4.75% 8/15/17 (h)		$ 1,775,000	$ 1,881,500
GTB Finance BV:
6% 11/8/18 (h)		1,025,000	1,009,625
7.5% 5/19/16 (h)		845,000	893,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)		3,460,000	3,550,825
7.75% 1/15/16		1,220,000	1,250,500
8% 1/15/18		4,065,000	4,242,844
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(m)		1,250,000	1,168,750
Imperial Tobacco Finance 8.125% 3/15/24	GBP	2,000,000	4,306,938
Indo Energy Finance BV 7% 5/7/18 (h)		1,500,000	1,503,750
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,402,723
2% 8/15/17		11,000,000	11,154,341
3.25% 9/23/22		18,423,000	17,669,039
4.35% 8/15/21		13,339,000	14,143,075
4.5% 1/24/22		22,046,000	23,400,793
4.95% 3/25/20		17,148,000	19,034,383
KfW:
2.143% 8/15/23	EUR	1,220,000	1,690,066
4.875% 3/15/37	GBP	2,750,000	5,391,807
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	620,750
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,149,850
Myriad International Holding BV 6% 7/18/20 (h)		580,000	613,350
NSG Holdings II, LLC 7.75% 12/15/25 (h)		8,295,000	8,834,175
Perusahaan Penerbit SBSN 6.125% 3/15/19 (h)		845,000	891,475
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	3,000,000	5,478,391
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,111,073
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,161,590
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,727,515
5.15% 3/15/20		3,761,000	4,143,415
TMK Capital SA 7.75% 1/27/18		1,650,000	1,724,250
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		3,190,000	3,389,375
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		850,000	869,125
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		5,150,000	5,484,750
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (m)	EUR	$ 2,000,000	$ 2,687,815
12.25% 7/15/17 pay-in-kind (h)(m)		4,405,795	4,348,091
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,401,750
			402,585,805
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,056,461
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,803,845
4.875% 6/1/22		3,590,000	3,889,295
5.6% 10/18/16		10,702,000	11,971,824
Aon Corp.:
3.125% 5/27/16		11,274,000	11,810,688
3.5% 9/30/15		4,451,000	4,659,783
5% 9/30/20		3,854,000	4,253,398
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		3,600,000	3,720,145
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	585,091
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,322,837
5.375% 3/15/17		194,000	216,272
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		1,255,000	1,297,356
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,463,179
6.5% 3/15/35 (h)		1,741,000	1,897,211
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,649,947
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,438,574
MetLife, Inc.:
3.048% 12/15/22		12,433,000	11,821,483
4.368% 9/15/23 (m)		9,625,000	9,989,046
4.75% 2/8/21		4,032,000	4,421,423
6.75% 6/1/16		7,610,000	8,695,886
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,477,401
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)		6,155,000	7,045,075
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	9,819,836
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (h)		$ 15,436,000	$ 14,424,834
6% 2/10/20 (h)		12,654,000	14,218,287
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,644,616
4.5% 11/16/21		6,390,000	6,861,723
5.8% 11/16/41		8,381,000	9,233,482
6.2% 11/15/40		4,318,000	5,015,025
7.375% 6/15/19		3,230,000	4,016,431
RL Finance Bonds No. 2 PLC 6.125% 11/30/43 (Reg. S) (m)	GBP	950,000	1,571,740
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,825,955
Unum Group:
5.625% 9/15/20		8,386,000	9,340,285
5.75% 8/15/42		16,937,000	17,638,158
7.125% 9/30/16		587,000	671,006
			257,682,368
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,081,652
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,294,904
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,107,297
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,426,072
BRE Properties, Inc. 5.5% 3/15/17		1,751,000	1,939,462
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,393,112
4.25% 1/15/24 (j)		9,191,000	9,294,040
5.375% 12/15/13		4,073,000	4,078,706
DDR Corp. 4.625% 7/15/22		8,808,000	9,106,855
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,321,333
7.5% 4/1/17		5,574,000	6,547,873
7.875% 9/1/20		323,000	400,804
9.625% 3/15/16		3,691,000	4,356,856
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,865,174
3.875% 10/15/22		11,543,000	11,068,167
4.375% 6/15/22		7,323,000	7,325,277
5.4% 8/15/14		6,199,000	6,389,334
5.95% 2/15/17		1,109,000	1,240,785
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,378,823
6.75% 3/15/20		10,379,000	12,048,981
8.25% 8/15/19		75,000	93,746
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,056,662
5.375% 10/15/15		1,403,000	1,511,479
6% 9/15/17		1,212,000	1,371,681
6.25% 1/15/17		1,027,000	1,155,211
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,889,634
6.2% 1/15/17		620,000	702,492
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	5,039,759
HCP, Inc. 3.75% 2/1/16		6,084,000	6,407,863
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,143,124
4.7% 9/15/17		1,538,000	1,686,239
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	683,844
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,498,746
6.25% 6/15/17		1,232,000	1,321,729
6.65% 1/15/18		867,000	945,458
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,887,600
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	292,900
6.75% 10/15/22		490,000	532,875
7.5% 2/15/20		545,000	590,644
Senior Housing Properties Trust 6.75% 4/15/20		250,000	278,135
The Geo Group, Inc. 5.875% 1/15/22 (h)		2,630,000	2,630,000
UDR, Inc. 5.5% 4/1/14		5,222,000	5,298,361
Washington REIT 5.25% 1/15/14		322,000	323,505
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,527,166
			190,534,360
Real Estate Management & Development - 2.3%
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,547,569
4.25% 7/15/22		5,809,000	5,628,967
6.125% 4/15/20		3,429,000	3,806,001
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23		$ 12,775,000	$ 12,165,671
4.95% 4/15/18		9,780,000	10,622,146
5.7% 5/1/17		7,049,000	7,821,049
6% 4/1/16		2,699,000	2,962,903
7.5% 5/15/15		1,584,000	1,729,902
CB Richard Ellis Services, Inc. 6.625% 10/15/20		770,000	820,050
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,471,290
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,232,470
Deutsche Annington Finance BV 5% 10/2/23 (h)		3,800,000	3,831,791
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,191,084
5.25% 3/15/21		5,708,000	5,902,494
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,330,685
4.75% 7/15/20		7,700,000	8,377,300
5.25% 9/15/14		1,310,000	1,357,201
5.375% 8/1/16		2,768,000	3,073,872
5.75% 6/15/17		14,407,000	16,272,663
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	152,291
5.875% 6/15/19		150,000	162,780
6% 11/1/20		105,000	114,482
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,111,313
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,350
11.5% 7/20/20 (Reg. S)		5,000	5,325
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,068,058
4.125% 6/15/22		6,280,000	6,251,464
4.4% 2/15/24		13,017,000	12,952,449
4.75% 10/1/20		11,282,000	11,940,102
5.125% 3/2/15		1,405,000	1,472,610
5.5% 12/15/16		1,891,000	2,102,830
6.625% 10/1/17		4,835,000	5,589,129
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,157,378
3.15% 5/15/23		14,735,000	13,017,916
4.5% 4/18/22		4,072,000	4,060,338
7.75% 8/15/19		700,000	852,917
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP 4.3% 10/15/23		$ 2,224,000	$ 2,190,366
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,395,916
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,946,174
5.7% 4/15/17 (h)		4,546,000	4,968,192
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,964,504
Regency Centers LP:
4.95% 4/15/14		611,000	619,874
5.25% 8/1/15		6,456,000	6,881,902
5.875% 6/15/17		2,874,000	3,226,988
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,669,619
2.8% 1/30/17		2,603,000	2,714,942
4.125% 12/1/21		7,287,000	7,623,514
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,711,954
6.125% 6/1/20		14,318,000	16,627,092
Ventas Realty LP 1.55% 9/26/16		7,655,000	7,709,259
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	7,973,767
4% 4/30/19		3,747,000	3,973,090
4.25% 3/1/22		300,000	304,244
			287,722,237
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,255,603
Nationwide Building Society:
5.625% 1/28/26 (Reg. S)	GBP	4,000,000	7,793,775
6.75% 7/22/20	EUR	2,200,000	3,537,609
Wrightwood Capital LLC 1.9% 4/20/20 (d)		94,323	84,891
			18,671,878
TOTAL FINANCIALS			1,836,997,374
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	11,803,956
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	467,625
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 938,875
8.75% 3/15/18		1,590,000	1,741,050
9.875% 4/15/18		1,180,000	1,272,925
			4,420,475
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.75% 11/15/22		6,873,000	6,374,000
4.125% 11/15/42		3,837,000	3,340,972
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,194,400
8% 11/15/19		3,710,000	4,034,625
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,983,638
6.3% 8/15/14		3,618,000	3,758,006
DaVita, Inc. 5.75% 8/15/22		1,625,000	1,657,500
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,996,088
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	23,429,813
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	11,034,999
HCA, Inc. 8% 10/1/18		2,460,000	2,902,800
HealthSouth Corp. 7.25% 10/1/18		3,744,000	4,015,440
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,213,945
4.125% 9/15/20		7,486,000	7,816,088
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,662,000	2,881,615
Tenet Healthcare Corp.:
6% 10/1/20 (h)		860,000	898,700
8.125% 4/1/22		3,810,000	4,133,850
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,228,656
2.875% 3/15/23		16,114,000	15,136,766
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,095,092
			110,126,993
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,612,749
2.9% 11/6/22		13,855,000	13,048,376
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,635,180
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. 1.3% 11/8/16 (h)		$ 2,954,000	$ 2,957,713
Perrigo Co. Ltd. 2.3% 11/8/18 (h)		3,161,000	3,170,170
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)		1,900,000	1,965,197
6.75% 8/15/18 (h)		2,555,000	2,813,694
6.875% 12/1/18 (h)		3,440,000	3,689,400
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,714,469
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,746,073
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,001,009
3.25% 2/1/23		4,892,000	4,605,280
4.7% 2/1/43		4,907,000	4,545,977
			64,505,287
TOTAL HEALTH CARE			190,856,711
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	584,173
6.375% 6/1/19 (h)		8,071,000	9,424,119
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	4,450,073
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		6,490,000	6,327,750
GenCorp, Inc. 7.125% 3/15/21		2,420,000	2,589,400
TransDigm, Inc.:
5.5% 10/15/20		3,485,000	3,441,438
7.5% 7/15/21		1,460,000	1,569,500
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,006,200
			29,392,653
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,457,675
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		235,000	234,413
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		293,885	327,682
6.125% 4/29/18 (h)		240,000	248,400
6.648% 3/15/19		2,104,111	2,230,358
6.9% 7/2/19		762,134	816,398
9.25% 5/10/17		1,865,443	2,061,314
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17		$ 1,515,000	$ 1,605,900
6.75% 5/23/17		1,515,000	1,605,900
8.954% 8/10/14		1,497,315	1,527,261
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		549,067	571,030
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,478,150
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18		1,690,000	1,666,678
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23		335,000	325,788
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,499,833
8.36% 1/20/19		1,168,271	1,290,939
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		726,616	764,763
12% 1/15/16 (h)		444,256	500,898
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,587,000
6.375% 6/1/18		140,000	145,600
			22,945,980
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,187,325
6.875% 8/15/18 (h)		3,055,000	3,261,213
HD Supply, Inc.:
7.5% 7/15/20		3,775,000	4,001,500
8.125% 4/15/19		1,890,000	2,109,713
Masco Corp. 5.95% 3/15/22		740,000	781,625
USG Corp.:
5.875% 11/1/21 (h)		190,000	196,650
7.875% 3/30/20 (h)		675,000	747,563
9.75% 1/15/18		905,000	1,058,850
			14,344,439
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (h)		3,080,000	3,257,100
ADT Corp. 6.25% 10/15/21 (h)		2,065,000	2,155,344
APX Group, Inc.:
6.375% 12/1/19		3,650,000	3,686,500
8.75% 12/1/20		4,130,000	4,243,575
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp. 5.75% 3/15/20 (h)		$ 2,820,000	$ 2,939,850
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		2,660,000	2,713,200
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	432,150
5.25% 8/1/20		1,305,000	1,340,888
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	4,074,122
Garda World Security Corp. 7.25% 11/15/21 (h)		1,270,000	1,289,050
Office Depot de Mexico SA de CV 6.875% 9/20/20 (h)		770,000	780,588
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,276,800
7% 2/15/22		660,000	699,600
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,204,577
Tervita Corp.:
8% 11/15/18 (h)		4,385,000	4,538,475
9.75% 11/1/19 (h)		700,000	680,750
10.875% 2/15/18 (h)(j)		505,000	510,050
			39,822,619
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,310,000	1,382,050
Cementos Progreso Trust 7.125% 11/6/23 (h)		595,000	600,950
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,192,250
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,793,600
			5,968,850
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	20,322,268
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		1,030,000	1,042,875
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		4,275,000	4,296,375
8.125% 2/15/19		890,000	907,800
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	216,000
			6,463,050
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22		$ 215,000	$ 218,225
6.75% 10/1/20		3,205,000	3,421,338
			3,639,563
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (h)(m)		790,000	786,050
Firstgroup PLC 5.25% 11/29/22	GBP	2,000,000	3,391,490
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,499,850
6.75% 4/15/19		2,955,000	3,184,013
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	886,125
Shortline PLC 9.5% 5/21/18 (h)		600,000	495,000
			10,242,528
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19		830,000	896,400
6.75% 4/15/17		1,410,000	1,565,100
9.75% 8/1/18		740,000	812,150
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,831,225
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	1,027,206
4.625% 4/15/21		955,000	923,963
5.875% 8/15/22		1,575,000	1,622,250
6.25% 5/15/19		1,640,000	1,793,750
8.75% 3/15/17		3,700,000	4,352,125
			15,824,169
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,596,660	1,604,643
10.75% 12/1/20 (Reg. S)		101,460	101,967
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	3,000,000	5,734,361
			7,440,971
TOTAL INDUSTRIALS			176,407,090
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		$ 2,100,000	$ 2,118,375
8.875% 1/1/20 (h)		1,970,000	2,154,688
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,492,000
Lucent Technologies, Inc.:
6.45% 3/15/29		3,340,000	2,889,100
6.5% 1/15/28		1,547,000	1,322,685
			9,976,848
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43		16,120,000	13,448,384
NCR Corp. 4.625% 2/15/21		2,720,000	2,638,400
Seagate HDD Cayman 3.75% 11/15/18 (h)		3,360,000	3,389,400
			19,476,184
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,839,638
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,403,438
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,244,817
6.55% 10/1/17		1,383,000	1,594,936
			11,082,829
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		2,235,000	2,341,163
IAC/InterActiveCorp 4.75% 12/15/22		2,640,000	2,442,000
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,493,700
			6,276,863
IT Services - 0.2%
Audatex North America, Inc.:
6% 6/15/21 (h)		2,550,000	2,664,750
6.125% 11/1/23 (h)		265,000	273,613
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,105,675
Compiler Finance Sub, Inc. 7% 5/1/21 (h)		1,050,000	1,034,250
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,812,538
7.375% 6/15/19 (h)		700,000	749,000
8.25% 1/15/21 (h)		2,300,000	2,440,875
12.625% 1/15/21		3,425,000	4,015,813
NeuStar, Inc. 4.5% 1/15/23		1,400,000	1,256,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		$ 3,115,000	$ 3,465,438
13.375% 10/15/19		1,420,000	1,643,650
			22,462,102
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	382,425
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	3,879,899
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		2,940,000	2,962,050
5.75% 2/15/21 (h)		3,035,000	3,160,194
Spansion LLC 7.875% 11/15/17		3,465,000	3,594,938
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	1,005,938
			14,603,019
Software - 0.1%
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		3,730,000	3,953,800
BMC Software, Inc. 7.25% 6/1/18		775,000	810,844
Nuance Communications, Inc. 5.375% 8/15/20 (h)		7,200,000	6,786,000
			11,550,644
TOTAL INFORMATION TECHNOLOGY			95,810,914
MATERIALS - 1.6%
Chemicals - 0.3%
Ashland, Inc. 3.875% 4/15/18		1,520,000	1,527,600
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,417,219
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,570,000	1,734,850
LSB Industries, Inc. 7.75% 8/1/19 (h)		735,000	766,238
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,286,125
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,799,938
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,202,402
4.25% 11/15/20		5,898,000	6,318,575
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		8,880,000	9,057,600
Tronox Finance LLC 6.375% 8/15/20		1,725,000	1,727,156
			42,837,703
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,575,110
Headwaters, Inc. 7.625% 4/1/19		1,235,000	1,330,713
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	824,563
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	5,707,000
U.S. Concrete, Inc. 8.5% 12/1/18 (h)		670,000	685,075
			11,122,461
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,905,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (h)		6,135,000	6,150,338
7.375% 10/15/17 (h)		200,000	215,000
Ball Corp. 4% 11/15/23		3,335,000	2,993,163
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (h)		1,085,000	1,112,125
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,223,235	1,249,993
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,325,550
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,886,500
7.75% 7/15/17 (h)		1,240,000	1,348,500
			24,187,044
Metals & Mining - 1.0%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	1,003,500
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	7,017,495
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (h)		3,385,000	2,538,750
10% 10/1/18 (h)		1,885,000	1,946,263
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,305,147
4.5% 8/13/23 (h)		14,000,000	14,115,500
5.625% 10/18/43 (h)		7,718,000	7,513,890
Edgen Murray Corp. 8.75% 11/1/20 (h)		970,000	1,122,775
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	521,700
8.25% 11/10/15 (h)		2,105,000	2,247,088
9.5% 4/24/18 (Reg. S)		750,000	824,063
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,671,981
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (h)		$ 4,165,000	$ 4,315,981
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		1,055,000	887,520
4.875% 10/7/20 (Reg. S)		200,000	168,250
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,730,000	3,711,350
Metinvest BV:
10.25% 5/20/15 (h)		1,085,000	1,092,378
10.25% 5/20/15 (Reg. S)		100,000	100,680
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,745,475
Nord Gold NV 6.375% 5/7/18 (h)		1,030,000	981,075
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		1,245,000	1,220,100
5.625% 4/29/20 (Reg. S)		200,000	196,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,240,039
Severstal Columbus LLC 10.25% 2/15/18		5,860,000	6,211,600
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	960,865
7.5% 7/27/35		910,000	947,674
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,911,055
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,589,408
6.25% 1/11/16		5,000,000	5,509,640
6.25% 1/23/17		5,581,000	6,259,030
Walter Energy, Inc.:
8.5% 4/15/21		1,675,000	1,411,188
9.5% 10/15/19 (h)		550,000	574,750
			119,862,210
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			198,009,418
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		685,000	726,100
Altice Financing SA 7.875% 12/15/19 (h)		2,860,000	3,081,650
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	733,752
9.875% 12/15/20 (h)		4,205,000	4,646,525
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
4.35% 6/15/45		$ 758,000	$ 626,961
5.35% 9/1/40		4,006,000	3,871,911
5.55% 8/15/41		35,646,000	35,432,944
6.3% 1/15/38		16,665,000	18,029,797
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	47,410
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,040,040
6% 4/1/17		2,432,000	2,656,960
6.15% 9/15/19		6,992,000	7,359,080
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,343,272
7.995% 6/1/36		4,717,000	4,797,651
Indosat Palapa Co. BV:
7.375% 7/29/20 (h)		705,000	757,875
7.375% 7/29/20		200,000	215,000
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		2,670,000	2,796,825
Level 3 Financing, Inc. 3.842% 1/15/18 (h)(m)		1,770,000	1,783,275
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,226,088
Sprint Capital Corp.:
6.875% 11/15/28		705,000	669,750
8.75% 3/15/32		705,000	757,875
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,736,982
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (h)		540,000	545,940
6.75% 12/13/22 (Reg. S)		200,000	202,200
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,686,030
TW Telecom Holdings, Inc. 5.375% 10/1/22		1,715,000	1,708,569
Verizon Communications, Inc.:
3.85% 11/1/42		3,792,000	3,034,427
6.1% 4/15/18		6,000,000	6,971,844
6.25% 4/1/37		2,348,000	2,557,413
6.4% 9/15/33		10,915,000	12,185,179
6.55% 9/15/43		78,171,000	88,963,054
Wind Acquisition Finance SA:
6.5% 4/30/20 (Reg. S)		2,000,000	2,110,000
11.75% 7/15/17 (h)		1,510,000	1,604,375
			224,906,754
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		$ 15,982,000	$ 16,427,786
3.125% 7/16/22		9,218,000	8,576,630
3.625% 3/30/15		731,000	753,372
Digicel Group Ltd.:
6% 4/15/21 (h)		2,480,000	2,408,700
8.25% 9/1/17 (h)		5,400,000	5,629,500
Intelsat Jackson Holdings SA 7.25% 4/1/19		1,690,000	1,827,313
MetroPCS Wireless, Inc. 6.25% 4/1/21 (h)		1,360,000	1,414,400
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,055,000	2,424,900
SoftBank Corp. 4.5% 4/15/20 (h)		3,700,000	3,676,875
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,706,900
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (h)		6,755,000	7,042,088
6.464% 4/28/19		3,510,000	3,738,150
6.731% 4/28/22		745,000	776,663
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,370,000	1,459,050
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,461,900
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,070,000
VimpelCom Holdings BV 5.2% 2/13/19 (h)		585,000	581,344
Vodafone Group PLC 5% 12/16/13		2,864,000	2,868,462
			69,844,033
TOTAL TELECOMMUNICATION SERVICES			294,750,787
UTILITIES - 3.5%
Electric Utilities - 1.9%
Aguila 3 SA 7.875% 1/31/18 (h)		2,745,000	2,913,131
AmerenUE 6.4% 6/15/17		2,491,000	2,891,700
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,169,200
2.95% 12/15/22		4,935,000	4,612,912
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	4,996,621
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,701,428
Dayton Power & Light Co. 1.875% 9/15/16 (h)		3,740,000	3,775,758
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,650,496
Duke Energy Corp. 3.95% 10/15/23		1,661,000	1,675,692
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		$ 7,207,000	$ 8,010,321
6.4% 9/15/20 (h)		16,661,000	19,023,663
Eastern Power Networks PLC 5.75% 3/8/24	GBP	3,000,000	5,647,640
Edison International 3.75% 9/15/17		6,674,000	7,082,722
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,725,000	1,173,000
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (m)	EUR	1,500,000	2,265,052
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,268,447
4.25% 3/15/23		18,243,000	16,990,235
7.375% 11/15/31		21,433,000	22,670,713
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,611,902
Hrvatska Elektroprivreda 6% 11/9/17 (h)		350,000	353,063
Iberdrola Finanzas SAU 3.5% 6/22/15	EUR	3,500,000	4,948,220
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,520,057
3.75% 11/15/20		1,450,000	1,465,831
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	511,750
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,373,550
9.125% 5/1/31		1,525,000	1,601,250
Monongahela Power Co.:
4.1% 4/15/24 (h)		3,982,000	3,981,817
5.4% 12/15/43 (h)		6,055,000	6,106,897
Nevada Power Co. 6.5% 5/15/18		790,000	941,012
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,256,834
2.8% 5/1/23		15,104,000	13,894,668
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	857,731
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,234,810
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	6,753,549
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,822,081
6% 12/1/39		7,150,000	8,002,015
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	3,968,659
			233,724,427
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,240,000	$ 1,345,400
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	501,949
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,774,507
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		3,245,000	3,082,750
			8,704,606
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,715,625
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		1,600,000	1,728,000
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,022,225
9.875% 10/15/20		3,140,000	3,524,650
Listrindo Capital BV 6.95% 2/21/19 (h)		600,000	621,000
NRG Energy, Inc. 7.625% 1/15/18		320,000	364,800
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	915,000
PPL Energy Supply LLC 6.5% 5/1/18		4,058,000	4,579,928
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,898,875
The AES Corp.:
4.875% 5/15/23		2,700,000	2,544,750
7.375% 7/1/21		2,975,000	3,361,750
			28,276,603
Multi-Utilities - 1.3%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,585,684
Dominion Resources, Inc.:
2.5481% 9/30/66 (m)		28,856,000	26,871,602
7.5% 6/30/66 (m)		10,345,000	11,107,944
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (h)		15,809,000	15,813,110
2% 11/15/18 (h)		12,172,000	12,179,145
6.5% 9/15/37		7,097,000	8,334,114
National Grid PLC 6.3% 8/1/16		1,589,000	1,798,931
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,061,066
5.25% 9/15/17		843,000	937,136
5.25% 2/15/43		12,739,000	12,153,719
5.4% 7/15/14		1,680,000	1,728,604
5.45% 9/15/20		854,000	954,195
5.8% 2/1/42		6,336,000	6,368,504
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.95% 6/15/41		$ 11,832,000	$ 12,418,560
6.4% 3/15/18		1,654,000	1,924,666
6.8% 1/15/19		6,774,000	8,011,298
Puget Energy, Inc.:
5.625% 7/15/22		600,000	647,012
6% 9/1/21		2,464,000	2,719,421
6.5% 12/15/20		1,275,000	1,432,035
Sempra Energy:
2.3% 4/1/17		14,116,000	14,468,152
2.875% 10/1/22		5,760,000	5,334,440
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,761,716
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,951,675
			160,562,729
Water Utilities - 0.0%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	2,000,000	3,211,749
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	2,000,000	3,618,464
			6,830,213
TOTAL UTILITIES			438,098,578
TOTAL NONCONVERTIBLE BONDS (Cost $4,270,778,046)			4,437,365,001
U.S. Treasury Obligations - 23.3%

U.S. Treasury Bonds:
3.125% 2/15/43		7,573,000	6,641,756
3.625% 8/15/43 (l)(r)		141,776,000	137,079,670
U.S. Treasury Notes:
0.5% 7/31/17		33,342,000	32,917,423
0.625% 8/15/16 (k)		9,000,000	9,037,269
0.625% 10/15/16		209,800,000	210,406,532
0.875% 11/30/16		1,385,000	1,397,227
0.875% 1/31/17		113,000	113,812
0.875% 4/30/17		203,188,000	204,076,948
0.875% 1/31/18		192,574,000	191,144,716
0.875% 7/31/19		5,000	4,790
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
1% 5/31/18		$ 123,485,000	$ 122,481,684
1.25% 10/31/18 (g)		1,078,435,000	1,073,969,141
1.375% 7/31/18		302,602,000	304,374,945
1.375% 9/30/18		203,561,000	204,197,128
2% 9/30/20		390,408,000	389,340,625
2% 2/15/23		19,858,000	18,827,866
2.5% 8/15/23		13,710,000	13,454,007
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,921,798,031)			2,919,465,539
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.3%
2.052% 10/1/33 (m)		564,184	588,871
2.303% 6/1/36 (m)		131,679	139,678
2.643% 7/1/37 (m)		225,436	240,371
2.672% 2/1/36 (m)		585,557	624,309
2.82% 12/1/35 (m)		417,062	444,692
3.5% 7/1/42 to 8/1/43		315,564,683	314,381,316
4.5% 1/1/22		122,741	130,576
4.5% 12/1/43 (j)		23,000,000	24,550,704
4.5% 12/1/43		3,100,000	3,309,008
4.5% 12/1/43		9,500,000	10,140,508
5% 10/1/21 to 4/1/40		10,922,644	11,838,366
5% 12/1/43 (j)		17,800,000	19,360,280
5.5% 3/1/18 to 3/1/39		9,481,406	10,269,368
5.5% 12/1/43 (j)		70,000	76,584
6% 4/1/21 to 7/1/41		9,710,699	10,765,915
6.5% 7/1/32 to 8/1/36		9,065,034	10,190,166
TOTAL FANNIE MAE			417,050,712
Freddie Mac - 0.2%
3.064% 10/1/35 (m)		181,536	193,563
3.5% 1/1/26 to 6/1/43		17,531,520	17,540,701
4% 3/1/42 to 4/1/42		3,915,107	4,079,601
4.5% 7/1/25		1,157,095	1,235,154
5% 4/1/38 to 6/1/40		3,246,023	3,522,950
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
5.5% 11/1/17		$ 628,055	$ 663,685
6% 7/1/37 to 8/1/37		1,836,475	2,016,969
TOTAL FREDDIE MAC			29,252,623
Ginnie Mae - 0.3%
4% 5/20/33 to 2/20/41		434,933	459,514
4.5% 8/15/39		2,940,707	3,173,666
5% 5/15/39 to 8/15/41		2,832,445	3,118,981
5.5% 6/15/35 to 11/15/35		12,242,341	13,487,292
6% 9/20/38 to 9/15/40		10,521,396	11,757,470
TOTAL GINNIE MAE			31,996,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $487,420,695)			478,300,258
Asset-Backed Securities - 1.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (m)		664,344	589,020
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (m)		360,175	333,486
Series 2005-HE2 Class M2, 0.841% 4/25/35 (m)		5,351	5,342
Airspeed Ltd. Series 2007-1A Class C1, 2.6677% 6/15/32 (h)(m)		3,866,713	2,126,692
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,887,820
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,538,605
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,969,006
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,735,995
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (m)		60,686	54,316
Series 2004-R2 Class M3, 0.991% 4/25/34 (m)		89,819	54,901
Series 2005-R2 Class M1, 0.616% 4/25/35 (m)		1,296,811	1,278,599
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.526% 3/23/19 (h)(m)		15,238	15,258
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (m)		47,932	44,677
Series 2004-W11 Class M2, 1.216% 11/25/34 (m)		561,149	506,876
Series 2004-W7 Class M1, 0.991% 5/25/34 (m)		1,542,998	1,418,181
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.326% 5/25/36 (m)		$ 1,236,656	$ 396,280
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.991% 4/25/34 (m)		2,063,739	1,932,884
Series 2006-HE2 Class M1, 0.536% 3/25/36 (m)		35,312	1,219
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17		11,540,000	11,602,669
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (h)(m)		192,755	164,372
Class C, 1.268% 7/20/39 (h)(m)		339,379	13,680
Capital Trust RE CDO Ltd. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		50,142	51,470
Class B, 5.267% 6/25/35 (h)		1,000,000	1,012,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4936% 1/20/37 (h)(m)		55,256	52,355
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (m)		1,802,588	1,028,717
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4929% 4/7/52 (h)(m)		269,873	259,162
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		2,505,639	2,504,941
Class B, 2.75% 11/15/18 (h)		6,690,000	6,642,925
Series 2013-2A Class A, 1.75% 11/15/17 (h)		12,221,678	12,224,105
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	1,619
Series 2004-3 Class M4, 1.621% 4/25/34 (m)		91,963	69,434
Series 2004-4 Class M2, 0.961% 6/25/34 (m)		468,498	410,444
Series 2004-7 Class AF5, 5.37% 1/25/35		4,175,026	4,409,274
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		158,946	159,280
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		517,164	501,714
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (m)		38,916	35,053
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (m)		290,872	229,580
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (m)		16,913	14,206
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,190,932
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (m)		948,695	767,179
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.186% 1/25/35 (m)		$ 363,547	$ 146,230
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (h)(m)		2,892,000	2,445,229
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (h)(m)		73,970	69,479
Series 2006-2A:
Class A, 0.3477% 11/15/34 (h)(m)		1,367,705	1,251,097
Class B, 0.4477% 11/15/34 (h)(m)		494,056	416,661
Class C, 0.5477% 11/15/34 (h)(m)		821,101	687,426
Class D, 0.9177% 11/15/34 (h)(m)		311,798	203,262
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (h)		215,708	15,655
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.716% 9/25/46 (h)(m)		1,199,855	1,198,355
Class E, 1.816% 9/25/46 (h)(m)		250,000	211,250
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (m)		330,043	316,133
Series 2003-3 Class M1, 1.456% 8/25/33 (m)		557,587	520,598
Series 2003-5 Class A2, 0.866% 12/25/33 (m)		32,929	30,148
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (m)		1,522,035	770,070
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (m)		204,000	11,183
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		22,189,606	22,361,747
Class AV4, 0.296% 11/25/36 (m)		1,520,141	1,494,003
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (m)		348,441	341,853
Series 2006-A Class 2C, 1.3976% 3/27/42 (m)		3,243,000	500,998
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.326% 11/25/36 (m)		5,057,509	2,414,492
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.596% 5/25/46 (h)(m)		250,000	212,500
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (m)		505,619	12,676
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (m)		138,359	111,642
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (m)		499,279	433,203
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (m)		757,839	734,996
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (m)		2,365,264	2,220,756
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.426% 2/25/47 (h)(m)		$ 1,244,242	$ 1,218,113
Class A2, 0.456% 2/25/47 (h)(m)		1,305,000	1,225,395
Class H, 1.636% 2/25/47 (h)(m)		250,000	191,250
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (m)		57,368	56,523
Series 2004-NC6 Class M3, 2.341% 7/25/34 (m)		19,585	14,737
Series 2004-NC8 Class M6, 2.041% 9/25/34 (m)		23,358	15,327
Series 2005-NC1 Class M1, 0.606% 1/25/35 (m)		399,800	370,460
Series 2005-NC2 Class B1, 1.336% 3/25/35 (m)		323,490	161,398
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9126% 8/28/38 (h)(m)		34,508	34,163
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (m)		1,426,957	1,197,506
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (d)(h)(m)		566,000	0
Series 2006-1A Class A, 1.568% 3/20/11 (d)(h)(m)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (m)		532,896	441,606
Class M4, 1.616% 9/25/34 (m)		683,353	210,338
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (m)		1,475,804	1,206,826
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.116% 9/25/46 (h)(m)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (m)		5,108	4,838
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (m)		1,043,822	855,748
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (m)		1,086,094	959,183
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (m)		51,918	36,876
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		276,534	276,288
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (m)		28,819	26,785
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(m)		2,677,583	80,327
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(m)		400,000	274,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(m)		281,996	286,226
Class A1B, 0.5806% 9/25/26 (h)(m)		1,033,000	989,098
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A: - continued
Class A2B, 0.5606% 9/25/26 (h)(m)		$ 123,564	$ 122,329
Class B, 0.6106% 9/25/26 (h)(m)		640,000	632,000
Class C, 0.7806% 9/25/26 (h)(m)		740,000	719,650
Class D, 0.8806% 9/25/26 (h)(m)		250,000	236,875
Class F, 1.4006% 9/25/26 (h)(m)		549,000	502,335
Class G, 1.6006% 9/25/26 (h)(m)		336,000	306,600
Class H, 1.9006% 9/25/26 (h)(m)		250,000	226,875
Class K, 3.5006% 9/25/26 (h)(m)		250,000	222,500
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (h)(m)		1,789,540	1,673,220
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5591% 11/21/40 (h)(m)		356,245	331,307
Class D, 1.0891% 11/21/40 (h)(m)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $168,625,506)			178,717,334
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.7%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		97,626	79,104
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.726% 1/25/35 (m)		1,480,519	1,445,914
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		32,258	25,590
Series 2003-35 Class B, 4.6362% 9/25/18 (m)		58,072	21,544
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4339% 6/25/33 (m)		143,155	67,796
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (m)		982,110	984,841
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (h)(m)		910,000	981,396
Series 2010-K7 Class B, 5.4354% 4/25/20 (h)(m)		1,000,000	1,082,885
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		32,922	15,807
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.268% 12/20/54 (m)		205,017	189,026
Series 2006-1A:
Class A1, 0.238% 12/20/54 (h)(m)		11,993,798	11,831,881
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater: - continued
Series 2006-1A: - continued
Class C2, 1.368% 12/20/54 (h)(m)		$ 6,523,000	$ 6,063,781
Series 2006-2:
Class A4, 0.248% 12/20/54 (m)		3,578,797	3,531,199
Class C1, 1.108% 12/20/54 (m)		21,543,000	19,601,976
Series 2006-3:
Class A3, 0.248% 12/20/54 (m)		1,723,142	1,700,224
Class A7, 0.368% 12/20/54 (m)		1,873,181	1,853,138
Class C2, 1.168% 12/20/54 (m)		1,124,000	1,027,786
Series 2006-4:
Class A4, 0.268% 12/20/54 (m)		5,493,872	5,423,001
Class B1, 0.348% 12/20/54 (m)		4,521,000	4,271,893
Class C1, 0.928% 12/20/54 (m)		2,767,000	2,479,785
Class M1, 0.508% 12/20/54 (m)		1,190,000	1,109,437
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (m)		2,234,000	2,016,185
Class 1M1, 0.468% 12/20/54 (m)		1,493,000	1,411,632
Class 2A1, 0.308% 12/20/54 (m)		4,310,698	4,258,970
Class 2C1, 1.028% 12/20/54 (m)		1,015,000	917,357
Class 2M1, 0.668% 12/20/54 (m)		1,917,000	1,787,411
Series 2007-2:
Class 2C1, 1.0275% 12/17/54 (m)		2,654,000	2,398,951
Class 3A1, 0.3475% 12/17/54 (m)		768,586	760,055
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (m)		430,241	426,333
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.5891% 3/25/37 (m)		1,916,217	1,834,557
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (m)		1,675,469	1,367,761
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (m)		1,857,532	1,426,214
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (m)		4,714,501	4,181,177
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		224,621	238,136
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (m)		1,520,543	1,491,280
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (h)(m)		671,790	616,611
Class B6, 3.0185% 7/10/35 (h)(m)		149,785	136,175
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (h)(m)		10,636	10,581
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (m)		$ 29,207	$ 27,962
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (m)		234,150	232,848
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6722% 3/25/35 (m)		2,505,571	1,597,214
TOTAL PRIVATE SPONSOR			90,925,414
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.466% 5/25/35 (m)		1,936,122	1,932,314
Series 2006-50 Class BF, 0.566% 6/25/36 (m)		2,449,784	2,456,724
Series 2006-82 Class F, 0.736% 9/25/36 (m)		3,522,507	3,516,226
Series 2007-36 Class F, 0.396% 4/25/37 (m)		3,009,306	2,998,262
Series 2011-37 Class FA, 0.616% 5/25/41 (m)		9,012,603	9,043,569
Series 2011-40 Class DF, 0.616% 5/25/41 (m)		6,939,854	6,972,820
Series 2013-62 Class FA, 0.466% 6/25/43 (m)		12,184,562	12,086,683
floater sequential payer:
Series 2010-74 Class WF, 0.766% 7/25/34 (m)		2,670,202	2,695,387
Series 2012-120 Class FE 0.466% 2/25/39 (m)		5,372,152	5,342,998
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		99,311	104,745
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5877% 4/15/41 (m)		4,478,512	4,487,915
Series 3830 Class FD, 0.5277% 3/15/41 (m)		12,811,071	12,832,260
floater sequential payer Series 2011-3969 Class AF, 0.6177% 10/15/33 (m)		5,584,550	5,607,886
TOTAL U.S. GOVERNMENT AGENCY			70,077,789
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,165,378)			161,003,203
Commercial Mortgage Securities - 7.3%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (q)		246,415	244,259
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	205,353
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		$ 129,000	$ 132,605
Series 1997-D5:
Class A7, 7.5626% 2/14/43 (m)		87,281	87,610
Class PS1, 1.3696% 2/14/43 (m)(o)		716,280	20,116
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	543,443
Series 2006-2 Class AAB, 5.7162% 5/10/45 (m)		954,696	983,470
Series 2006-3 Class A4, 5.889% 7/10/44		5,796,000	6,329,406
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,101,251
Series 2006-5 Class A2, 5.317% 9/10/47		4,733,451	4,760,858
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,900,488
Series 2007-4 Class A3, 5.8111% 2/10/51 (m)		1,162,958	1,189,568
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		27,464,537	30,391,735
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	176,260
Series 2004-5 Class G, 5.5634% 11/10/41 (h)(m)		195,000	195,082
Series 2005-1 Class CJ, 5.2871% 11/10/42 (m)		550,000	579,294
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)		5,908,000	6,127,843
Series 2005-5 Class D, 5.2233% 10/10/45 (m)		1,180,000	1,200,636
Series 2005-6 Class AJ, 5.185% 9/10/47 (m)		300,000	319,438
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	103,212
Series 2007-3:
Class A3, 5.5593% 6/10/49 (m)		3,176,000	3,191,477
Class A4, 5.5593% 6/10/49 (m)		3,965,000	4,407,185
Series 2008-1 Class D, 6.2496% 2/10/51 (h)(m)		125,000	74,632
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	8,092,578
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1677% 3/15/22 (h)(m)		77,611	58,216
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6677% 8/15/17 (h)(m)		480,000	494,496
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (h)(m)		44,037	32,834
Series 2005-4A:
Class A2, 0.556% 1/25/36 (h)(m)		1,036,801	870,041
Class B1, 1.566% 1/25/36 (h)(m)		89,597	19,008
Class M1, 0.616% 1/25/36 (h)(m)		334,452	186,341
Class M2, 0.636% 1/25/36 (h)(m)		100,336	52,687
Class M3, 0.666% 1/25/36 (h)(m)		146,532	75,400
Class M4, 0.776% 1/25/36 (h)(m)		81,040	39,283
Class M5, 0.816% 1/25/36 (h)(m)		81,040	28,615
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M6, 0.866% 1/25/36 (h)(m)		$ 86,074	$ 25,829
Series 2006-3A Class M4, 0.596% 10/25/36 (h)(m)		93,758	14,205
Series 2007-1 Class A2, 0.436% 3/25/37 (h)(m)		723,312	497,142
Series 2007-2A:
Class A1, 0.436% 7/25/37 (h)(m)		701,721	562,372
Class A2, 0.486% 7/25/37 (h)(m)		655,663	351,966
Class M1, 0.536% 7/25/37 (h)(m)		230,232	63,313
Class M2, 0.576% 7/25/37 (h)(m)		125,808	21,480
Class M3, 0.656% 7/25/37 (h)(m)		127,563	12,840
Class M4, 0.816% 7/25/37 (h)(m)		251,852	8,400
Class M5, 0.916% 7/25/37 (h)(m)		7,504	53
Series 2007-3:
Class A2, 0.456% 7/25/37 (h)(m)		632,473	429,037
Class M1, 0.476% 7/25/37 (h)(m)		137,368	65,011
Class M2, 0.506% 7/25/37 (h)(m)		147,233	42,880
Class M3, 0.536% 7/25/37 (h)(m)		232,003	53,511
Class M4, 0.666% 7/25/37 (h)(m)		364,279	73,878
Class M5, 0.766% 7/25/37 (h)(m)		188,951	27,203
Class M6, 0.966% 7/25/37 (h)(m)		86,136	7,355
Series 2007-4A:
Class M1, 1.116% 9/25/37 (h)(m)		270,026	25,118
Class M2, 1.216% 9/25/37 (h)(m)		270,026	20,784
Series 2006-3A, Class IO, 0% 10/25/36 (h)(m)(o)		6,865,494	158,686
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(m)(o)		6,576,948	460,525
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4429% 3/11/39 (m)		450,000	469,197
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (h)(m)		655,330	622,547
Class E, 0.4677% 3/15/22 (h)(m)		3,689,157	3,430,916
Class F, 0.5177% 3/15/22 (h)(m)		2,235,922	2,034,658
Class G, 0.5677% 3/15/22 (h)(m)		537,549	478,414
Class H, 0.7177% 3/15/22 (h)(m)		655,330	568,498
Class J, 0.8677% 3/15/22 (h)(m)		655,330	553,757
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	658,574
Series 2006-T22 Class AJ, 5.5794% 4/12/38 (m)		400,000	432,948
Series 2007-PW16 Class A4, 5.7077% 6/11/40 (m)		1,112,000	1,256,882
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		202,525	162,685
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (h)(m)(o)		$ 17,947,833	$ 2,531
Series 2006-T22:
Class A4, 5.5794% 4/12/38 (m)		237,000	257,406
Class B, 5.5794% 4/12/38 (h)(m)		200,000	214,241
Series 2007-BBA8:
Class K, 1.3677% 3/15/22 (h)(m)		120,000	96,438
Class L, 2.0677% 3/15/22 (h)(m)		253,498	165,038
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (h)(m)(o)		122,126,101	721,155
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(m)(o)		59,259,889	212,091
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		618,975	673,878
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9177% 8/15/26 (h)(m)		700,000	700,537
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (h)(m)		532,480	506,569
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		1,176,477	1,188,245
Class XCL, 1.1666% 5/15/35 (h)(m)(o)		4,794,156	69,501
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5594% 12/15/47 (h)(m)		750,000	802,919
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	733,459
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	350,177
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		13,269	13,304
Citigroup Commercial Mortgage Trust:
Series 2007-FL3A Class A2, 0.3077% 4/15/22 (h)(m)		183,349	182,986
Series 2013-GC15 Class D, 5.107% 9/10/46 (m)		1,010,000	906,724
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,888,944
Class A4, 5.322% 12/11/49		31,258,000	34,505,612
Series 2005-CD1 Class AJ, 5.2186% 7/15/44 (m)		500,000	527,749
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(m)	CAD	138,000	116,863
Class G, 5.01% 5/15/44 (h)(m)	CAD	30,000	24,093
Class H, 5.01% 5/15/44 (h)(m)	CAD	20,000	14,089
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class J, 5.01% 5/15/44 (h)(m)	CAD	20,000	$ 13,411
Class K, 5.01% 5/15/44 (h)(m)	CAD	10,000	5,803
Class L, 5.01% 5/15/44 (h)(m)	CAD	36,000	19,019
Class M, 5.01% 5/15/44 (h)(m)	CAD	165,000	79,530
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	356,853
Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	1,551,038
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	573,328
Series 2012-CR5 Class D, 4.3351% 12/10/45 (h)(m)		740,000	683,350
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(m)		270,000	269,987
Class D, 4.958% 8/10/46 (h)(m)		790,000	709,317
Series 2013-CR12 Class D, 5.086% 10/10/46 (h)(m)		350,000	317,113
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		220,000	187,338
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (h)(m)		126,140	125,636
Series 2006-FL12:
Class AJ, 0.2977% 12/15/20 (h)(m)		1,150,817	1,135,385
Class B, 0.3377% 12/15/20 (h)(m)		508,604	500,270
sequential payer Series 2006-C7 Class A1A, 5.7429% 6/10/46 (m)		3,383,891	3,705,750
Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,497,806
Series 2005-LP5 Class F, 5.2926% 5/10/43 (h)(m)		1,290,000	1,338,394
Series 2006-C8 Class XP, 0.4664% 12/10/46 (m)(o)		13,936,782	362
COMM pass-thru certificates:
sequential payer Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	559,783
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(m)		199,000	232,422
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,309,003	2,233,247
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	333,586
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,497,806
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2458% 6/10/44 (m)		905,000	889,353
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,316,895
Series 2012-CR1:
Class C, 5.3678% 5/15/45 (m)		850,000	891,466
Class D, 5.3678% 5/15/45 (h)(m)		1,040,000	997,199
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8579% 8/15/45 (h)(m)		$ 1,727,000	$ 1,583,856
Class F, 4.25% 8/15/45 (h)		1,260,000	966,857
Series 2012-LC4:
Class C, 5.648% 12/10/44 (m)		260,000	278,949
Class D, 5.648% 12/10/44 (h)(m)		870,000	849,672
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		364,175	364,444
Series 2007-C3 Class A4, 5.6842% 6/15/39 (m)		18,598,543	20,461,726
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (m)(o)		9,777,242	352
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,925,570
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (h)(m)		6,783,000	6,222,175
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7677% 9/15/21 (h)(m)		247,633	240,205
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		69,218	69,188
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		97,890	98,236
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,839,047	1,970,971
Class H, 6% 5/17/40 (h)		90,317	53,250
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		950,367	987,459
Class G, 6.75% 11/15/30 (h)		180,000	194,030
Series 2001-CK6 Class AX, 1.17% 8/15/36 (m)(o)		149,094	177
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (h)(m)(o)		608,164	353
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(m)		288,879	291,274
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,201,255
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (h)(m)		721,000	710,124
Class C:
0.3377% 2/15/22 (h)(m)		1,864,711	1,809,864
0.4377% 2/15/22 (h)(m)		665,993	636,961
Class F, 0.4877% 2/15/22 (h)(m)		1,331,815	1,269,763
Class L, 2.0677% 2/15/22 (h)(m)		99,364	28,926
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (m)(o)		$ 23,443,790	$ 20,771
Class B, 5.487% 2/15/40 (h)(m)		2,907,000	388,608
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5571% 11/10/46 (h)(m)		500,000	523,822
Class E, 5.5571% 11/10/46 (h)(m)		870,000	858,220
Class F, 5.5571% 11/10/46 (h)(m)		1,560,000	1,386,149
Class XB, 0.2464% 11/10/46 (h)(m)(o)		20,920,000	382,794
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		131,740	131,626
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1718% 6/10/31 (h)(m)		46,139	46,157
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	982,476
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		640,000	648,482
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(m)		443,000	461,654
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (h)		589,000	606,542
Class E, 5.253% 5/5/27 (h)		411,000	416,359
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		200,000	224,487
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (m)(o)		1,640,000	239,302
Series K012 Class X3, 2.2879% 1/25/41 (m)(o)		1,800,000	234,716
Series K013 Class X3, 2.7901% 1/25/43 (m)(o)		820,000	133,461
Series KAIV Class X2, 3.6147% 6/25/46 (m)(o)		420,000	87,621
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (h)(m)		1,290,000	1,372,859
Series 2011-K10 Class B, 4.597% 11/25/49 (h)(m)		240,000	246,576
Series 2011-K11 Class B, 4.4205% 12/25/48 (h)(m)		750,000	756,290
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		154,396	154,396
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(m)		250,000	249,102
Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		680,000	695,174
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,196,735
Series 2001-1 Class X1, 2.0466% 5/15/33 (h)(m)(o)		704,435	9,963
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2007-C1 Class XP, 0.1588% 12/10/49 (m)(o)		$ 20,822,146	$ 15,138
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	324,689
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		330,735	365,614
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	590,165
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	231,528
Class K, 6.974% 8/15/36 (h)		279,002	240,562
Series 2000-C1 Class K, 7% 3/15/33		2,988	2,205
Series 2003-C3 Class H, 5.7504% 4/10/40 (h)(m)		170,000	171,408
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (h)(m)		715,000	706,878
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,092,241
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (m)		3,677,323	4,038,808
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (h)(m)(o)		28,206,820	74,720
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (h)(m)		1,994,000	1,995,868
Class D, 2.2018% 3/6/20 (h)(m)		4,004,000	4,010,258
Class F, 2.6334% 3/6/20 (h)(m)		164,000	164,256
Class G, 2.7903% 3/6/20 (h)(m)		81,000	81,152
Class H, 3.3004% 3/6/20 (h)(m)		60,000	60,150
Class J, 4.0852% 3/6/20 (h)(m)		86,000	86,269
Class L, 5.4585% 3/6/20 (h)(m)		400,000	401,750
Series 1997-GL:
Class G, 7.5095% 7/13/30 (m)		739,647	766,612
Class H, 7.7995% 7/13/30 (h)(m)		230,000	237,076
Series 2006-GG6 Class A2, 5.506% 4/10/38		1,468,056	1,477,115
Series 2010-C1:
Class D, 5.9811% 8/10/43 (h)(m)		1,255,000	1,355,489
Class E, 4% 8/10/43 (h)		1,240,000	987,406
Class X, 1.5235% 8/10/43 (h)(m)(o)		6,042,212	430,042
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (m)		630,000	679,615
Class D, 5.7227% 5/10/45 (h)(m)		970,000	949,657
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (m)		2,223,000	2,451,315
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.2254% 12/10/43 (h)(m)		$ 720,000	$ 725,283
Class XA, 0.6696% 12/10/43 (h)(m)(o)		5,462,963	89,866
Series 2011-GC5:
Class C, 5.3075% 8/10/44 (h)(m)		1,050,000	1,121,732
Class D, 5.3075% 8/10/44 (h)(m)		480,000	473,776
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (h)(m)		1,170,000	1,064,286
Class E, 4.8569% 11/10/45 (h)(m)		1,290,000	1,045,457
Series 2013-GC16 Class D, 5.323% 11/1/46 (h)(m)		680,000	611,524
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,478,318
Class DFX, 4.6112% 11/5/30 (h)		10,962,000	11,072,935
Class EFX, 5.5428% 11/5/30 (h)(m)		640,000	646,117
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(m)		590,000	592,841
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1677% 4/15/18 (h)(m)		178,030	180,201
Series 2013-JWRZ Class E, 3.9077% 4/15/30 (h)(m)		342,000	340,753
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(m)		500,000	505,166
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		431,234	432,065
Series 2003-C1:
Class D, 5.192% 1/12/37		173,978	174,166
Class F, 6.0073% 1/12/37 (h)(m)		250,000	250,334
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(m)		380,000	453,350
Class D, 7.4453% 12/5/27 (h)(m)		1,885,000	2,135,107
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	706,101
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(m)		695,000	761,160
Series 2011-C4 Class E, 5.3964% 7/15/46 (h)(m)		810,000	809,893
Series 2012-CBX:
Class C, 5.1872% 6/16/45 (m)		250,000	259,394
Class D, 5.1872% 6/16/45 (h)(m)		690,000	686,482
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2977% 11/15/18 (h)(m)		1,841,892	1,827,759
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater: - continued
Series 2006-FL2A: - continued
Class B, 0.3377% 11/15/18 (h)(m)		$ 814,911	$ 798,203
Class C, 0.3777% 11/15/18 (h)(m)		578,972	563,963
Class D, 0.3977% 11/15/18 (h)(m)		176,367	168,268
Class E, 0.4477% 11/15/18 (h)(m)		254,419	242,354
Class F, 0.4977% 11/15/18 (h)(m)		380,931	361,914
Class G, 0.5277% 11/15/18 (h)(m)		330,997	313,645
Class H, 0.6677% 11/15/18 (h)(m)		254,476	238,591
Class J, 0.8177% 11/15/18 (h)(m)		257,928	238,732
Series 2013-INMZ Class M, 6.1452% 9/15/18 (h)(m)		980,000	986,004
Series 2013-INN Class E, 4.4177% 10/15/30 (h)(m)		800,000	800,940
sequential payer:
Series 2006-CB14 Class A3B, 5.4862% 12/12/44 (m)		518,066	521,535
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,600,498	17,206,273
Series 2006-CB17:
Class A3, 5.45% 12/12/43		157,001	156,772
Class A4, 5.429% 12/12/43		7,560,000	8,235,070
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		27,524,351	30,239,381
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,366,921
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,775,209
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (m)		12,470,000	13,969,466
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (m)		2,144,290	2,162,238
Class A4, 5.813% 6/15/49 (m)		29,428,107	33,075,603
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,494,330
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	154,564
Series 2004-LN2 Class D, 5.2363% 7/15/41 (m)		420,000	365,630
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	661,976
Series 2005-LDP5 Class AJ, 5.321% 12/15/44 (m)		360,000	382,872
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (m)		9,520,000	10,444,173
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (m)		165,000	49,209
Class C, 5.7062% 2/12/49 (m)		424,000	84,267
Class D, 5.7062% 2/12/49 (m)		447,000	70,298
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)		157,000	21,469
Class ES, 5.6968% 1/15/49 (h)(m)		983,000	41,275
Series 2010-C2:
Class D, 5.5261% 11/15/43 (h)(m)		645,000	683,596
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2: - continued
Class XB, 0.6682% 11/15/43 (h)(m)(o)		$ 3,600,000	$ 135,870
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(m)		1,140,000	1,252,876
Class C, 5.3144% 8/15/46 (h)(m)		1,102,648	1,179,317
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,042,727
Class D, 4.243% 4/15/46 (m)		1,430,000	1,222,492
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (m)		21,615,000	24,398,666
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		109,238	110,754
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	150,657
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,986,813
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,591,263
Class AM, 5.263% 11/15/40 (m)		137,000	147,474
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	940,803
Class AM, 5.413% 9/15/39		1,500,000	1,659,464
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,033,064
Class AM, 5.378% 11/15/38		160,000	173,893
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,937,900
Series 2007-C2 Class A3, 5.43% 2/15/40		3,289,923	3,652,226
Series 2003-C7:
Class L, 5.224% 7/15/37 (h)(m)		414,213	414,902
Class M, 5.224% 7/15/37 (h)(m)		570,000	549,361
Class N, 5.224% 7/15/37 (h)(m)		280,000	262,018
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(m)		225,000	224,245
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	287,025
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	760,827
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		740,000	768,404
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,037,863
Series 2006-C4:
Class AJ, 5.878% 6/15/38 (m)		1,060,000	1,106,219
Class AM, 5.878% 6/15/38 (m)		500,000	550,023
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (m)(o)		2,598,342	1,983
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,376,000	2,613,602
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45		$ 12,954,192	$ 14,514,680
Class XCP, 0.2787% 9/15/45 (m)(o)		110,934,458	348,112
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (h)(m)		152,457	152,335
Class H, 0.5677% 9/15/21 (h)(m)		582,579	550,288
Series 2007-LLFA Class E, 1.0677% 6/15/22 (h)(m)		760,000	759,465
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.4395% 6/25/43 (h)(m)		540,000	557,296
Class D, 5.4395% 6/25/43 (h)(m)		310,000	310,206
Mach One Trust LLC Series 2004-1A Class H, 6.283% 5/28/40 (h)(m)		260,000	267,722
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7074% 7/9/21 (h)(m)		17,970,000	17,761,404
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3935% 10/12/39 (h)(m)	CAD	320,000	278,902
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		388,285	387,144
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3671% 1/12/44 (m)		220,000	236,633
Series 2004-MKB1 Class F, 5.6925% 2/12/42 (h)(m)		180,000	180,863
Series 2005-LC1 Class F, 5.4211% 1/12/44 (h)(m)		1,655,000	1,463,017
Series 2006-C1:
Class AJ, 5.6793% 5/12/39 (m)		530,000	533,227
Class AM, 5.6793% 5/12/39 (m)		100,000	108,212
Series 2007-C1 Class A4, 5.8524% 6/12/50 (m)		9,429,517	10,545,104
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,572,382
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (m)		95,167	95,033
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (m)		115,338	115,584
Class A3, 5.172% 12/12/49 (m)		900,000	981,423
Class ASB, 5.133% 12/12/49 (m)		918,988	947,882
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,350,353
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	16,260,299
Series 2007-7 Class A4, 5.7367% 6/12/50 (m)		6,656,000	7,425,227
Series 2006-4 Class XP, 0.6171% 12/12/49 (m)(o)		24,918,876	164,514
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	453,247
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.7367% 6/12/50 (m)		$ 166,000	$ 7,334
Series 2007-8 Class A3, 5.8928% 8/12/49 (m)		1,640,000	1,847,419
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		63,471	59,663
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		524,912	475,045
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6639% 11/15/45 (h)(m)		1,000,000	961,409
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		1,000,000	883,310
Series 2013-C13 Class D, 4.887% 11/15/46 (h)(m)		440,000	386,197
Series 2013-C7:
Class D, 4.3056% 2/15/46 (h)		810,000	701,338
Class E, 4.3042% 2/15/46 (h)(m)		340,000	275,325
Series 2013-C8 Class D, 4.1724% 12/15/48 (h)(m)		400,000	343,089
Series 2013-C9:
Class C, 4.0726% 5/15/46 (m)		620,000	579,174
Class D, 4.1606% 5/15/46 (h)(m)		1,740,000	1,474,716
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.368% 7/15/19 (h)(m)		357,716	268,287
Class J, 0.598% 7/15/19 (h)(m)		335,939	328,202
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (h)(m)		1,092,000	1,080,836
Class D, 0.358% 10/15/20 (h)(m)		667,354	652,190
Class E, 0.418% 10/15/20 (h)(m)		834,661	799,002
Class F, 0.468% 10/15/20 (h)(m)		500,899	474,490
Class G, 0.508% 10/15/20 (h)(m)		619,188	572,161
Class H, 0.598% 10/15/20 (h)(m)		389,758	346,514
Class J, 0.748% 10/15/20 (h)(m)		225,021	89,795
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	684,561
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)		510,082	516,703
Series 2012-C4 Class E, 5.5255% 3/15/45 (h)(m)		1,210,000	1,192,218
Series 1997-RR Class F, 7.4196% 4/30/39 (h)(m)		72,144	72,144
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		208,098	159,427
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	210,160
Class O, 5.91% 11/15/31 (h)		185,708	56,762
Series 2004-IQ7 Class E, 5.3764% 6/15/38 (h)(m)		120,000	125,161
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ5 Class B, 5.272% 1/14/42		$ 1,500,000	$ 1,556,546
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		1,000,000	1,043,138
Series 2006-IQ11 Class A4, 5.6751% 10/15/42 (m)		498,188	535,688
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	787,779
Series 2006-T23 Class A3, 5.8072% 8/12/41 (m)		972,000	977,620
Series 2007-HQ12 Class A2, 5.5792% 4/12/49 (m)		7,385,431	7,501,789
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)		2,852,000	3,167,970
Class B, 5.7265% 4/15/49 (m)		469,000	92,107
Series 2011-C1:
Class C, 5.2523% 9/15/47 (h)(m)		970,000	1,055,360
Class D, 5.2523% 9/15/47 (h)(m)		1,760,000	1,857,848
Class E, 5.2523% 9/15/47 (h)(m)		573,100	565,477
Series 2011-C2:
Class D, 5.3157% 6/15/44 (h)(m)		580,000	597,887
Class E, 5.3157% 6/15/44 (h)(m)		600,000	589,244
Class F, 5.3157% 6/15/44 (h)(m)		550,000	472,033
Class XB, 0.4638% 6/15/44 (h)(m)(o)		9,001,008	294,585
Series 2011-C3:
Class C, 5.1773% 7/15/49 (h)(m)		1,000,000	1,049,637
Class D, 5.1773% 7/15/49 (h)(m)		1,130,000	1,157,511
Class E, 5.1773% 7/15/49 (h)(m)		400,000	390,737
Series 2012-C4 Class D, 5.5255% 3/15/45 (h)(m)		330,000	339,194
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9194% 2/23/34 (m)		466,000	509,306
Series 2001-TOP3 Class E, 7.4219% 7/15/33 (h)(m)		150,000	150,485
Series 2003-TOP9 Class E, 5.4447% 11/13/36 (h)(m)		78,000	80,918
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		863,347	1,112,422
RBSCF Trust Series 2010-MB1 Class D, 4.6848% 4/15/24 (h)(m)		1,238,000	1,280,056
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	91,393
Class G, 4.456% 9/12/38 (h)	CAD	54,000	45,101
Class H, 4.456% 9/12/38 (h)	CAD	36,000	27,718
Class J, 4.456% 9/12/38 (h)	CAD	36,000	25,401
Class K, 4.456% 9/12/38 (h)	CAD	18,000	11,764
Class L, 4.456% 9/12/38 (h)	CAD	26,000	16,100
Class M, 4.456% 9/12/38 (h)	CAD	104,391	47,277
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	$ 106,492
Class G, 4.57% 4/12/23	CAD	42,000	34,457
Class H, 4.57% 4/12/23	CAD	42,000	32,014
Class J, 4.57% 4/12/23 (m)	CAD	42,000	30,649
Class K, 4.57% 4/12/23	CAD	21,000	14,469
Class L, 4.57% 4/12/23	CAD	63,000	42,190
Class M, 4.57% 4/12/23	CAD	185,000	98,372
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(m)		3,798	3,812
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	93,800
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5597% 8/15/39 (m)		170,000	180,950
Series 2007-C4 Class F, 5.5597% 8/15/39 (m)		820,000	591,365
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	276,747
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7427% 7/15/24 (h)(m)		110,000	99,000
Class G, 0.7427% 7/15/24 (h)(m)		200,000	174,000
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(m)		310,000	277,031
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(m)		970,000	832,579
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(m)		284,000	321,974
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(m)		1,299,000	1,168,402
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	204,180
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (h)(m)		1,448,665	1,426,935
Class G, 0.5275% 9/15/21 (h)(m)		1,779,101	1,690,146
Class J, 0.7675% 9/15/21 (h)(m)		395,545	336,213
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (h)(m)		4,565,501	4,149,803
Class LXR1, 0.8677% 6/15/20 (h)(m)		233,698	220,844
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,988,632	9,926,470
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	23,128,110
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,798,712
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32 Class A3, 5.7326% 6/15/49 (m)		$ 19,449,000	$ 21,716,633
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (m)		11,720,000	12,981,810
Class A5, 5.9245% 2/15/51 (m)		19,259,000	21,846,967
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	340,966
Series 2004-C11:
Class D, 5.3769% 1/15/41 (m)		360,000	368,982
Class E, 5.4269% 1/15/41 (m)		327,000	334,426
Series 2004-C12 Class D, 5.2902% 7/15/41 (m)		280,000	285,130
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	264,585
Class C, 5.21% 8/15/41		170,000	173,848
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (h)(m)		500,000	515,707
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,970,921
Series 2005-C22:
Class B, 5.3794% 12/15/44 (m)		4,218,000	3,962,301
Class F, 5.3794% 12/15/44 (h)(m)		3,171,000	644,030
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,519,314
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		22,067,668	24,358,535
Series 2007-C30 Class XP, 0.4773% 12/15/43 (h)(m)(o)		14,469,363	17,123
Series 2007-C31 Class C, 5.6705% 4/15/47 (m)		522,000	422,283
Series 2007-C32:
Class D, 5.7326% 6/15/49 (m)		1,431,000	555,289
Class E, 5.7326% 6/15/49 (m)		2,252,000	715,179
Series 2007-WHL8 Class D, 0.4677% 6/15/20 (m)		9,900,000	9,468,835
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(m)(o)		20,614,217	740,050
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	563,968
Class D, 4.779% 10/15/45 (h)(m)		1,621,000	1,481,453
Series 2013-LC12 Class C, 4.4405% 7/15/46 (m)		600,000	563,342
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	380,162
Class D, 5.5482% 3/15/44 (h)(m)		230,000	229,175
Class E, 5% 3/15/44 (h)		890,000	754,357
Series 2011-C4 Class E, 5.2478% 6/15/44 (h)(m)		320,000	314,082
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C5:
Class C, 5.6362% 11/15/44 (h)(m)		$ 260,000	$ 280,911
Class D, 5.6362% 11/15/44 (h)(m)		600,000	633,356
Class E, 5.6362% 11/15/44 (h)(m)		590,000	585,691
Class XA, 2.0386% 11/15/44 (h)(m)(o)		5,099,765	529,014
Series 2012-C6 Class D, 5.5627% 4/15/45 (h)(m)		540,000	528,214
Series 2012-C7:
Class C, 4.8481% 6/15/45 (m)		1,270,000	1,280,006
Class E, 4.8481% 6/15/45 (h)(m)		890,000	810,250
Series 2012-C8 Class D, 4.8786% 8/15/45 (h)(m)		650,000	636,783
Series 2013-C11:
Class D, 4.1844% 3/15/45 (h)(m)		870,000	747,917
Class E, 4.1844% 3/15/45 (h)(m)		1,750,000	1,320,965
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(m)		600,000	506,507
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4604% 12/15/45 (h)(m)		380,000	331,208
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $831,436,109)			911,686,345
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,361,215
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,453,984
7.3% 10/1/39		18,415,000	23,858,474
7.5% 4/1/34		14,555,000	18,949,300
7.55% 4/1/39		9,050,000	12,157,227
7.6% 11/1/40		12,540,000	17,088,133
7.625% 3/1/40		5,410,000	7,297,387
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,493,073
Series 2010 C1, 7.781% 1/1/35		13,680,000	15,108,739
Series 2012 B, 5.432% 1/1/42		1,330,000	1,066,580
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		63,045,000	57,536,758
Series 2010, 4.421% 1/1/15		6,825,000	7,035,961
Series 2010-1, 6.63% 2/1/35		11,945,000	12,296,661
Series 2010-3:
6.725% 4/1/35		17,810,000	18,509,221
7.35% 7/1/35		8,165,000	8,891,032
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18		$ 7,600,000	$ 8,306,800
5.877% 3/1/19		22,210,000	24,065,646
TOTAL MUNICIPAL SECURITIES (Cost $246,028,442)			241,476,191
Foreign Government and Government Agency Obligations - 2.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,737,478	2,176,295
2.5% 12/31/38 (f)		2,330,000	961,125
7% 10/3/15		6,100,000	5,944,619
Aruba Government 4.625% 9/14/23 (h)		560,000	529,200
Bahamian Republic 6.95% 11/20/29 (h)		855,000	949,050
Bahrain Kingdom 6.125% 8/1/23 (h)		580,000	598,850
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,965,000	11,019,825
5.75% 9/26/23 (h)		10,378,000	10,378,000
Barbados Government 7% 8/4/22 (h)		400,000	364,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,685,000	3,643,544
8.95% 1/26/18		1,015,000	995,969
Brazilian Federative Republic:
4.25% 1/7/25		10,680,000	10,039,200
5.625% 1/7/41		13,235,000	12,738,688
7.125% 1/20/37		1,505,000	1,715,700
8.25% 1/20/34		935,000	1,180,438
12.25% 3/6/30		1,225,000	2,128,438
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,050,000	945,000
City of Buenos Aires 12.5% 4/6/15 (h)		1,850,000	1,933,250
Colombian Republic:
6.125% 1/18/41		1,985,000	2,099,138
7.375% 9/18/37		1,680,000	2,045,400
10.375% 1/28/33		2,100,000	3,102,750
Congo Republic 3.5% 6/30/29 (f)		3,137,790	2,800,478
Costa Rican Republic:
4.25% 1/26/23 (h)		1,150,000	1,055,125
4.375% 4/30/25 (h)		890,000	801,000
5.625% 4/30/43 (h)		490,000	418,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic:
5.5% 4/4/23 (h)		$ 1,710,000	$ 1,639,035
6.25% 4/27/17 (h)		1,460,000	1,547,600
6.375% 3/24/21 (h)		1,550,000	1,608,125
6.625% 7/14/20 (h)		1,670,000	1,768,530
6.75% 11/5/19 (h)		2,050,000	2,208,875
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		975,000	901,875
5.875% 7/25/22		450,000	416,250
6.25% 10/4/20 (h)		2,130,000	2,079,519
6.25% 7/27/21 (h)		1,410,000	1,360,650
7.4% 1/22/15 (h)		1,455,000	1,513,200
7.4% 1/22/15 (Reg.S)		100,000	104,000
Dominican Republic:
1.1593% 8/30/24 (m)		1,600,000	1,360,000
5.875% 4/18/24 (h)		570,000	532,950
5.875% 4/18/24		585,000	546,975
7.5% 5/6/21 (h)		2,030,000	2,172,100
9.04% 1/23/18 (h)		1,382,069	1,485,724
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	673,313
7.65% 6/15/35 (Reg. S)		1,165,000	1,170,825
8.25% 4/10/32 (Reg. S)		575,000	632,500
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		400,000	416,640
Gabonese Republic 8.2% 12/12/17 (h)		620,000	722,300
Georgia Republic 6.875% 4/12/21 (h)		920,000	982,100
German Federal Republic 2.5% 7/4/44	EUR	350,000	463,000
Ghana Republic 7.875% 8/7/23 (h)		580,000	565,500
Guatemalan Republic 5.75% 6/6/22 (h)		555,000	560,550
Hungarian Republic:
4.125% 2/19/18		1,976,000	1,971,060
5.75% 11/22/23		1,270,000	1,260,475
6.375% 3/29/21		1,265,000	1,358,294
7.625% 3/29/41		2,240,000	2,388,960
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	474,525
4.875% 5/5/21 (h)		1,260,000	1,247,400
5.25% 1/17/42 (h)		975,000	811,688
5.875% 3/13/20 (h)		1,260,000	1,335,600
6.625% 2/17/37 (h)		950,000	959,500
7.75% 1/17/38 (h)		1,450,000	1,624,000
8.5% 10/12/35 (Reg. S)		1,860,000	2,232,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Indonesian Republic: - continued
11.625% 3/4/19 (h)		$ 1,535,000	$ 2,049,225
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		3,220,000	3,155,600
7.125% 3/31/16 (Reg. S)		100,000	98,000
Ivory Coast 7.1% 12/31/32 (f)		2,350,000	2,097,375
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,232,200
KfW 4% 1/27/20		4,650,000	5,159,287
Latvian Republic:
2.75% 1/12/20 (h)		1,400,000	1,336,300
5.25% 2/22/17 (h)		850,000	926,500
5.25% 6/16/21 (h)		305,000	330,163
Lebanese Republic:
4% 12/31/17		4,365,000	4,299,525
4.75% 11/2/16		1,785,000	1,767,150
5.15% 11/12/18		1,190,000	1,172,150
5.45% 11/28/19		1,555,000	1,510,372
6.375% 3/9/20		1,180,000	1,194,750
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,230,970
6.625% 2/1/22 (h)		1,940,000	2,274,650
7.375% 2/11/20 (h)		2,455,000	2,967,481
Mongolian People's Republic:
4.125% 1/5/18 (h)		400,000	362,000
5.125% 12/5/22 (h)		600,000	504,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,800,000	1,656,000
5.5% 12/11/42 (h)		600,000	504,000
Panamanian Republic:
4.3% 4/29/53		830,000	624,575
6.7% 1/26/36		1,570,000	1,742,700
8.875% 9/30/27		1,335,000	1,788,900
9.375% 4/1/29		410,000	569,900
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	545,288
7.35% 7/21/25		700,000	883,750
8.75% 11/21/33		2,405,000	3,373,013
Philippine Republic:
6.375% 1/15/32		395,000	464,125
7.75% 1/14/31		1,655,000	2,199,164
9.5% 2/2/30		1,685,000	2,544,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Philippine Republic: - continued
10.625% 3/16/25		$ 1,210,000	$ 1,875,500
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,130,500
5.95% 8/22/23 (h)		685,000	674,725
5.95% 8/22/23		400,000	394,000
Polish Government:
3% 3/17/23		1,465,000	1,338,644
5% 3/23/22		1,805,000	1,940,375
6.375% 7/15/19		790,000	927,263
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,677,375
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,178,450	1,184,342
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,351,563
Republic of Armenia 6% 9/30/20 (h)		1,855,000	1,827,175
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,200,000
Republic of Namibia 5.5% 11/3/21 (h)		740,000	760,350
Republic of Nigeria:
5.125% 7/12/18 (h)		590,000	604,750
6.375% 7/12/23 (h)		475,000	491,625
6.75% 1/28/21 (h)		860,000	930,950
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	394,188
Republic of Serbia:
4.875% 2/25/20 (h)		790,000	738,650
5.25% 11/21/17 (h)		765,000	762,284
5.875% 12/3/18 (h)(j)		2,180,000	2,201,800
6.75% 11/1/24 (h)		2,543,289	2,489,371
7.25% 9/28/21 (h)		1,450,000	1,518,875
Republic of Zambia 5.375% 9/20/22 (h)		800,000	700,000
Romanian Republic:
4.375% 8/22/23 (h)		1,396,000	1,343,650
6.75% 2/7/22 (h)		2,872,000	3,253,976
6.75% 2/7/22		50,000	56,650
Russian Federation:
4.875% 9/16/23 (h)		600,000	613,500
5.625% 4/4/42 (h)		600,000	592,500
5.875% 9/16/43 (h)		600,000	600,000
7.5% 3/31/30 (Reg. S)		4,380,805	5,129,923
12.75% 6/24/28 (Reg. S)		2,775,000	4,748,580
Slovakia Republic 4.375% 5/21/22 (h)		700,000	722,750
South African Republic 5.875% 9/16/25		915,000	951,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		$ 1,425,000	$ 1,332,375
5.45% 2/9/17 (Reg. S)		455,000	482,300
Turkish Republic:
5.125% 3/25/22		515,000	511,138
5.625% 3/30/21		815,000	845,563
6% 1/14/41		1,020,000	956,250
6.25% 9/26/22		680,000	725,016
6.75% 4/3/18		1,075,000	1,195,938
6.75% 5/30/40		1,115,000	1,148,450
6.875% 3/17/36		1,795,000	1,875,775
7% 3/11/19		335,000	376,875
7.25% 3/5/38		1,150,000	1,253,500
7.375% 2/5/25		1,695,000	1,898,400
7.5% 11/7/19		695,000	800,119
8% 2/14/34		490,000	570,850
11.875% 1/15/30		480,000	750,000
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		1,690,000	1,447,063
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,035,111
6.75% 11/14/17 (h)		770,000	679,525
7.5% 4/17/23 (Reg. S)		450,000	385,290
7.75% 9/23/20 (h)		1,280,000	1,129,600
7.8% 11/28/22 (h)		1,000,000	862,500
7.8% 11/28/22		325,000	279,565
7.95% 6/4/14 (h)		2,570,000	2,473,625
7.95% 6/4/14 (Reg.S)		400,000	385,000
7.95% 2/23/21 (h)		1,425,000	1,254,000
9.25% 7/24/17 (h)		2,350,000	2,179,625
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	652,638
United Kingdom, Great Britain and Northern Ireland 4.5% 9/7/34	GBP	1,000,000	1,888,182
United Mexican States:
4% 10/2/23		28,314,000	28,059,174
4.75% 3/8/44		13,662,000	11,967,912
5.75% 10/12/2110		216,000	194,940
6.05% 1/11/40		1,116,000	1,191,330
6.75% 9/27/34		800,000	924,000
7.5% 4/8/33		360,000	450,900
8.3% 8/15/31		420,000	565,950
United Republic of Tanzania 6.3921% 3/8/20 (m)		1,155,000	1,209,863
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Uruguay Republic 7.875% 1/15/33 pay-in-kind		$ 3,420,000	$ 4,206,600
Venezuelan Republic:
6% 12/9/20		480,000	313,200
7% 3/31/38		395,000	234,038
8.5% 10/8/14		1,040,000	1,006,200
9% 5/7/23 (Reg. S)		1,325,000	950,688
9.25% 5/7/28 (Reg. S)		560,000	399,560
9.375% 1/13/34		455,000	324,188
11.75% 10/21/26 (Reg. S)		825,000	678,563
11.95% 8/5/31 (Reg. S)		1,555,000	1,275,100
12.75% 8/23/22		2,340,000	2,129,400
13.625% 8/15/18		1,318,000	1,278,460
Vietnamese Socialist Republic:
1.25% 3/12/16 (m)		641,304	578,777
4% 3/12/28 (f)		4,441,833	3,753,349
6.875% 1/15/16 (h)		1,980,000	2,118,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $314,191,801)			317,895,632
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $2,168,333)	EUR	1,650,000	2,291,831
Common Stocks - 0.0%
	Shares
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	23,482	4,227
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h)	1	110,691
TOTAL COMMON STOCKS (Cost $1,258,919)		114,918
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 226,125
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	337,650
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	638,112
Series D, 7.50%	5,942	135,418
Boston Properties, Inc. 5.25%	17,500	358,925
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	194,698
Series E, 6.625%	25,000	563,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	231,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	121,800
Series L, 7.375%	12,221	296,115
CYS Investments, Inc. Series B, 7.50%	21,700	441,378
DDR Corp. Series K, 6.25%	17,823	370,897
Digital Realty Trust, Inc. Series E, 7.00%	10,000	238,500
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	422,072
Essex Property Trust, Inc. Series H, 7.125%	9,354	242,362
First Potomac Realty Trust 7.75%	15,000	372,450
Hersha Hospitality Trust Series B, 8.00%	13,844	350,945
Hospitality Properties Trust Series D, 7.125%	10,000	249,000
LaSalle Hotel Properties Series H, 7.50%	10,000	247,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	246,500
Series S, 6.45%	21,000	476,910
Public Storage:
Series P, 6.50%	12,000	300,600
Series R, 6.35%	10,500	252,000
Series S, 5.90%	20,000	446,000
Realty Income Corp. Series F, 6.625%	12,000	294,240
Regency Centers Corp. Series 6, 6.625%	5,510	126,344
Retail Properties America, Inc. 7.00%	24,109	534,979
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	449,983
Stag Industrial, Inc. Series A, 9.00%	20,000	535,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	14,801	$ 355,224
Taubman Centers, Inc. Series J, 6.50%	11,338	258,506
		10,090,058
TOTAL PREFERRED STOCKS (Cost $10,884,406)		10,316,183
Bank Loan Obligations - 0.3%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,000,000	1,025,000
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (p)	84,000	84,630
5.5% 11/21/19 (m)	196,000	197,470
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (m)	4,213,816	4,229,618
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (m)	431,355	438,386
Tranche B, term loan 11.375% 7/6/14 (m)	323,518	328,791
Tranche D, term loan 14.9% 7/6/14 (m)	650,000	663,000
		6,966,895
Household Durables - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/28/18 (m)	520,000	520,000
TOTAL CONSUMER DISCRETIONARY		7,486,895
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (m)	110,000	112,063
Tranche B 1LN, term loan 4.5% 9/26/19 (m)	345,000	346,725
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21	260,000	262,600
Tranche B 1LN, term loan 11/26/20	525,000	526,313
		1,247,701
Bank Loan Obligations - continued
	Principal Amount (e)	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (m)	$ 1,411,454	$ 1,386,753
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (m)	2,205,000	2,246,454
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (m)	2,105,000	2,110,263
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)	3,690,000	3,745,350
Tranche B 1LN, term loan 3.875% 9/30/18 (m)	215,000	216,075
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)	1,780,000	1,788,900
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (m)	145,000	146,276
		11,640,071
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (m)	755,000	764,438
Tranche B 1LN, term loan 4.5005% 2/1/20 (m)	1,397,975	1,404,965
		2,169,403
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/17	1,244,933	1,257,382
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (m)	895,000	905,069
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (m)	618,680	623,320
Tranche B 1LN, term loan 4.5% 11/30/19 (m)	773,692	772,764
		2,301,153
Real Estate Management & Development - 0.1%
CityCenter REL 8.75% 7/12/14 (m)	413,418	413,418
EOP Operating LP term loan:
6.02% 2/1/14 (m)	1,000,000	995,000
6.27% 2/1/14 (m)	1,200,000	1,194,000
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (m)	1,207,706	1,092,873
		3,695,291
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)	$ 44,775	$ 45,279
TOTAL FINANCIALS		9,468,508
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)	2,595,000	2,604,731
Garda World Security Corp. term loan:
0.5% 11/8/20 (m)(p)	73,333	73,608
4% 11/8/20 (m)	286,667	287,742
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 5/22/21 (m)	105,000	105,919
Tranche B 1LN, term loan 4.5% 11/22/20 (m)	60,000	60,150
		3,132,150
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)	532,356	519,047
Electrical Equipment - 0.0%
EFS Cogen Holdings I LLC Tranche B, term loan 11/20/20	110,000	110,550
Industrial Conglomerates - 0.0%
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (m)	35,000	35,569
Tranche B 1LN, term loan 4.5% 11/21/20 (m)	45,000	45,338
		80,907
TOTAL INDUSTRIALS		3,842,654
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. term loan 4.166% 3/24/18 (m)	4,645,000	4,650,806
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 11/11/20	2,100,000	2,101,575
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (m)	$ 80,000	$ 82,000
Tranche B 1LN, term loan 4.5% 10/30/19 (m)	40,000	40,200
		122,200
TOTAL INFORMATION TECHNOLOGY		6,874,581
MATERIALS - 0.0%
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (m)	1,405,000	1,419,050
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)	720,000	722,736
TOTAL BANK LOAN OBLIGATIONS (Cost $42,066,656)		42,702,196
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)	1,155,482	1,080,376
Goldman Sachs 1.1875% 12/14/19 (m)	990,278	925,910
1.25% 12/14/19 (m)	464,324	434,143
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,319,805)		2,440,429
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,351,653)	1,329,000	1,388,627
Fixed-Income Funds - 19.2%
	Shares	Value
Fidelity Floating Rate Central Fund (n)	3,923,386	$ 420,704,715
Fidelity Mortgage Backed Securities Central Fund (n)	18,644,015	1,983,350,310
TOTAL FIXED-INCOME FUNDS (Cost $2,215,950,804)		2,404,055,025
Preferred Securities - 0.2%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 1,850,000	1,941,821
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	750,000	761,872
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (h)(i)	600,000	515,303
5.875% (Reg. S) (i)	200,000	171,781
		687,084
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
JPMorgan Chase & Co. 6% (i)(m)	2,895,000	2,844,988
Magnesita Finance Ltd. 8.625% (Reg. S) (i)	200,000	193,672
Vattenfall Treasury AB 5.25% (i)(m)	3,000,000	4,328,943
		7,367,603
Insurance - 0.0%
Allianz SE 4.75% (Reg. S) (i)(m)	1,100,000	1,544,329
TOTAL FINANCIALS		8,911,932
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)	100,000	98,589
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)	1,600,000	1,359,631
Preferred Securities - continued
	Principal Amount (e)	Value
UTILITIES - 0.1%
Multi-Utilities - 0.1%
RWE AG 4.625% (i)(m)	$ 3,000,000	$ 4,170,522
TOTAL PREFERRED SECURITIES (Cost $18,100,091)		17,931,451
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $435,832,941)	435,832,941	435,832,941
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $1,091,721,000)	$ 1,091,728,220	1,091,721,000
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount
Put Options - 0.0%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate ..90% (Cost $44,059)	2/19/14	9,500,000	29,679
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $13,188,142,675)		13,654,733,783
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(1,112,767,024)
NET ASSETS - 100%		$ 12,541,966,759
TBA Sale Commitments
	Principal Amount (e)	Value
Fannie Mae
4.5% 12/1/43	$ (32,600,000)	$ (34,797,955)
5% 12/1/43	(9,700,000)	(10,550,265)
5% 12/1/43	(8,100,000)	(8,810,015)
5% 12/1/43	(6,690,000)	(7,276,420)
5.5% 12/1/43	(6,000,000)	(6,564,375)
TOTAL FANNIE MAE		(67,999,030)
Ginnie Mae
4.5% 12/1/43	(2,700,000)	(2,901,445)
5% 12/1/43	(2,700,000)	(2,934,984)
TOTAL GINNIE MAE		(5,836,429)
TOTAL TBA SALE COMMITMENTS (Proceeds $73,866,261)		$ (73,835,459)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Dec. 2013	$ 2,196,030	$ 13,420
49 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2013	8,342,624	14,218
33 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2013	6,354,333	39,480
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Bond Index Contracts - continued
46 TME 10 Year Canadian Note Contracts	March 2014	$ 5,574,288	$ 37,982
2 TSE 10 Year Japanese Government Bond Index Contracts	Dec. 2013	2,832,739	41,182
TOTAL BOND INDEX CONTRACTS		25,300,014	146,282
Treasury Contracts
2 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	250,750	(351)
73 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	8,827,297	7,271
35 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	4,869,375	3,754
TOTAL TREASURY CONTRACTS		13,947,422	10,674
TOTAL PURCHASED		39,247,436	156,956
Sold
Bond Index Contracts
198 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	35,301,667	48,388
101 LIFFE Medium Gilt Index Contracts (United Kingdom)	March 2014	18,119,797	(696)
TOTAL BOND INDEX CONTRACTS		53,421,464	47,692
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
72 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	$ 9,414,000	$ 40,922
TOTAL SOLD		62,835,464	88,614
		$ 102,082,900	$ 245,570

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.5%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount	Unrealized Appreciation/ (Depreciation)
12/11/13	AUD	Deutsche Bank AG	Sell	150,000	$ 136,476	$ 45
12/11/13	CAD	Deutsche Bank AG	Sell	150,000	142,730	1,604
12/11/13	CAD	JPMorgan Chase Bank	Buy	45,000	43,529	(1,191)
12/11/13	EUR	Barclays Bank PLC, London	Buy	1,798,000	2,435,157	7,987
12/11/13	EUR	Barclays Bank PLC, London	Buy	2,655,000	3,596,516	11,131
12/11/13	EUR	Barclays Bank PLC, London	Sell	434,000	587,587	(2,138)
12/11/13	EUR	Barclays Bank PLC, London	Sell	611,000	825,858	(4,376)
12/11/13	EUR	Barclays Bank PLC, London	Sell	997,000	1,345,689	(9,047)
12/11/13	EUR	Citibank NA	Sell	32,448,000	42,712,081	(1,378,663)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount	Unrealized Appreciation/ (Depreciation)
12/11/13	EUR	Credit Suisse Intl.	Buy	1,347,000	$ 1,824,800	$ 5,521
12/11/13	EUR	Deutsche Bank AG	Sell	500,000	661,093	(18,314)
12/11/13	EUR	Deutsche Bank AG	Sell	1,122,000	1,524,594	6
12/11/13	EUR	Deutsche Bank AG	Sell	1,351,000	1,821,264	(14,491)
12/11/13	EUR	Deutsche Bank AG	Sell	10,000,000	13,172,650	(415,474)
12/11/13	EUR	Deutsche Bank AG	Sell	14,600,000	19,232,069	(606,592)
12/11/13	EUR	JPMorgan Chase Bank	Buy	1,539,000	2,079,061	12,151
12/11/13	EUR	JPMorgan Chase Bank	Buy	2,711,000	3,733,424	(49,683)
12/11/13	EUR	JPMorgan Chase Bank	Sell	1,611,000	2,151,648	(37,398)
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	1,585,000	2,129,570	24,147
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	1,873,000	2,530,788	14,267
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	469,000	637,652	369
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	1,241,000	1,660,642	(25,644)
12/11/13	GBP	Barclays Bank PLC, London	Buy	888,000	1,414,593	38,318
12/11/13	GBP	Barclays Bank PLC, London	Buy	1,208,000	1,930,367	46,116
12/11/13	GBP	Barclays Bank PLC, London	Buy	2,104,000	3,384,600	57,886
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount	Unrealized Appreciation/ (Depreciation)
12/11/13	GBP	Barclays Bank PLC, London	Sell	180,000	$ 291,340	$ (3,169)
12/11/13	GBP	Barclays Bank PLC, London	Sell	1,084,000	1,735,343	(38,256)
12/11/13	GBP	Barclays Bank PLC, London	Sell	20,000,000	31,227,480	(1,495,746)
12/11/13	GBP	Barclays Bank PLC, London	Sell	20,700,000	32,320,442	(1,548,098)
12/11/13	GBP	Citibank NA	Sell	17,537,000	27,371,644	(1,321,716)
12/11/13	GBP	Credit Suisse Intl.	Buy	282,000	461,904	(507)
12/11/13	GBP	Credit Suisse Intl.	Sell	461,000	744,387	(9,884)
12/11/13	GBP	Deutsche Bank AG	Buy	455,000	733,660	10,793
12/11/13	GBP	Deutsche Bank AG	Buy	985,000	1,576,343	35,276
12/11/13	GBP	Deutsche Bank AG	Sell	828,000	1,326,851	(27,891)
12/11/13	GBP	Deutsche Bank AG	Sell	1,000,000	1,563,199	(72,962)
12/11/13	GBP	JPMorgan Chase Bank	Buy	294,000	474,982	6,049
12/11/13	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	304,000	488,271	(9,122)
12/11/13	JPY	Deutsche Bank AG	Sell	15,000,000	150,915	4,482
						$ (6,814,214)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Sep. 2018	Credit Suisse	(1%)	EUR	3,500,000	$ (7,823)	$ (169,414)	$ (177,237)
Kering SA		Sep. 2018	Morgan Stanley, Inc.	(1%)	EUR	3,500,000	(77,458)	12,569	(64,889)
Next PLC		Sep. 2018	Credit Suisse	(1%)	EUR	3,500,000	(116,617)	42,148	(74,469)
Rentokil Initial PLC		Dec. 2018	Credit Suisse	(1%)	EUR	1,625,000	(4,717)	0	(4,717)
Royal Bank Of Scotland PLC		Dec. 2018	Deutsche Bank AG	(5%)	EUR	1,400,000	(297,699)	223,824	(73,875)
Santander Central Hispano Issuances Ltd		Dec. 2018	Citibank NA	(5%)	EUR	1,400,000	(314,861)	249,874	(64,987)
Valeo SA		Sep. 2018	Credit Suisse	(1%)	EUR	3,500,000	(31,387)	(82,179)	(113,566)
TOTAL BUY PROTECTION							(850,562)	276,822	(573,740)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%		$ 22,651	$ (9,700)	$ 0	$ (9,700)
TOTAL CREDIT DEFAULT SWAPS							$ (860,262)	$ 276,822	$ (583,440)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,210,924,206 or 9.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,719,089.

(l) Security or a portion of the security has been segregated as collateral for open foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,170,634.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $157,333 and $158,238, respectively. The coupon rate will be determined at time of settlement.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $244,259 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 238,619

(r) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $17,404.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,091,721,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 175,039,723
Mizuho Securities USA, Inc.	846,665,388
RBS Securities, Inc.	70,015,889
$ 1,091,721,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,497
Fidelity Floating Rate Central Fund	5,278,709
Fidelity Mortgage Backed Securities Central Fund	13,552,077
Total	$ 18,939,283
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 5,278,709	$ -	$ 420,704,715	31.5%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	13,552,077	697,788,910	1,983,350,310	19.5%
Total	$ 3,052,790,141	$ 18,830,786	$ 697,788,910	$ 2,404,055,025
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,316,183	$ 10,090,058	$ 226,125	$ -
Materials	4,227	4,227	-	-
Telecommunication Services	110,691	-	-	110,691
Corporate Bonds	4,437,365,001	-	4,437,280,110	84,891
U.S. Government and Government Agency Obligations	2,919,465,539	-	2,919,465,539	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 478,300,258	$ -	$ 478,300,258	$ -
Asset-Backed Securities	178,717,334	-	172,039,544	6,677,790
Collateralized Mortgage Obligations	161,003,203	-	160,066,166	937,037
Commercial Mortgage Securities	911,686,345	-	906,669,260	5,017,085
Municipal Securities	241,476,191	-	241,476,191	-
Foreign Government and Government Agency Obligations	317,895,632	-	316,535,632	1,360,000
Supranational Obligations	2,291,831	-	2,291,831	-
Bank Loan Obligations	42,702,196	-	35,622,781	7,079,415
Sovereign Loan Participations	2,440,429	-	-	2,440,429
Bank Notes	1,388,627	-	1,388,627	-
Fixed-Income Funds	2,404,055,025	2,404,055,025	-	-
Preferred Securities	17,931,451	-	17,931,451	-
Money Market Funds	435,832,941	435,832,941	-	-
Cash Equivalents	1,091,721,000	-	1,091,721,000	-
Purchased Swaptions	29,679	-	29,679	-
Total Investments in Securities:	$ 13,654,733,783	$ 2,849,982,251	$ 10,781,044,194	$ 23,707,338
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 276,148	$ -	$ 276,148	$ -
Futures Contracts	246,617	246,617	-	-
Total Assets	$ 522,765	$ 246,617	$ 276,148	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Liabilities
Foreign Currency Contracts	$ (7,090,362)	$ -	$ (7,090,362)	$ -
Futures Contracts	(1,047)	(1,047)	-	-
Swaps	$ (860,262)	$ -	$ (860,262)	$ -
Total Liabilities	(7,951,671)	(1,047)	(7,950,624)
Total Other Derivative Instruments:	$ (7,428,906)	$ 245,570	$ (7,674,476)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (73,835,459)	$ -	$ (73,835,459)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $13,252,620,155. Net unrealized appreciation aggregated $402,113,628, of which $539,023,788 related to appreciated investment securities and $136,910,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

November 30, 2013

1.824865.109

TBD-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.4%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 336,600
6.25% 3/15/21		3,295,000	3,459,750
Dana Holding Corp.:
5.375% 9/15/21		645,000	653,063
6% 9/15/23		645,000	653,063
6.5% 2/15/19		2,080,000	2,225,600
Delphi Corp. 5% 2/15/23		11,710,000	12,119,850
JB Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	2,033,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		800,000	776,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(m)		2,785,000	2,966,025
			25,222,951
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		3,035,000	3,368,850
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,590,400
General Motors Co.:
3.5% 10/2/18 (h)		2,015,000	2,052,781
6.25% 10/2/43 (h)		2,100,000	2,131,500
			15,143,531
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,206,408
4.25% 6/15/23 (h)		8,466,000	8,373,814
5.75% 6/15/43 (h)		6,102,000	6,267,273
			15,847,495
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,473,825
FelCor Lodging LP:
5.625% 3/1/23		135,000	131,625
6.75% 6/1/19		475,000	508,250
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		520,000	518,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		1,620,000	1,652,400
InterContinental Hotel Group PLC 3.875% 11/28/22	GBP	2,100,000	3,454,472
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,292,225
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,684,700
8.625% 2/1/19		1,960,000	2,307,900
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
11.375% 3/1/18		$ 1,845,000	$ 2,356,988
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	655,638
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,048,750
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,403,563
Playa Resorts Holding BV 8% 8/15/20 (h)		2,115,000	2,220,750
PNK Finance Corp. 6.375% 8/1/21 (h)		1,550,000	1,600,375
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,847,088
7.5% 10/15/27		1,885,000	2,012,238
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,630,900
Times Square Hotel Trust 8.528% 8/1/26 (h)		806,831	1,042,033
			47,841,770
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,701,850
4.375% 9/15/22		865,000	808,775
Lennar Corp. 4.125% 12/1/18		1,685,000	1,668,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,274,250
7.875% 8/15/19		1,760,000	1,953,600
8.5% 5/15/18 (f)		7,125,000	7,534,688
9.875% 8/15/19		2,460,000	2,730,600
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,871,475
10.75% 9/15/16		2,370,000	2,867,700
Toll Brothers Finance Corp.:
4% 12/31/18		1,935,000	1,964,025
4.375% 4/15/23		3,815,000	3,538,413
5.625% 1/15/24		1,405,000	1,408,513
			39,322,039
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		1,800,000	1,831,500
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (h)		1,055,000	1,033,900
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - 1.8%
AMC Networks, Inc. 4.75% 12/15/22		$ 1,960,000	$ 1,871,800
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	622,861
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,788,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		1,540,000	1,607,375
7% 1/15/19		5,660,000	5,978,375
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,636,513
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	1,919,000
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,150,000	1,109,750
5.5% 12/15/16		2,660,000	2,387,350
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,313,250
6.5% 11/15/22		1,525,000	1,578,375
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,270,788
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,576,504
5.15% 3/1/20		435,000	490,735
6.4% 3/1/40		432,000	498,080
6.45% 3/15/37		2,196,000	2,540,337
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,390,719
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,790,277
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,677,252
4.875% 4/1/43		4,194,000	3,911,031
6.35% 6/1/40		6,392,000	7,133,568
DISH DBS Corp. 4.25% 4/1/18		1,950,000	1,984,125
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)		1,005,000	1,025,100
5.375% 11/1/23 (h)		760,000	742,900
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,223,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		4,085,000	4,534,350
MDC Partners, Inc. 6.75% 4/1/20 (h)		760,000	790,400
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,123,390
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45		$ 3,932,000	$ 4,985,214
News America, Inc.:
6.15% 3/1/37		4,759,000	5,213,180
6.15% 2/15/41		11,572,000	12,797,162
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (h)		2,205,000	2,254,613
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,308,013
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		2,965,000	2,994,650
Sirius XM Radio, Inc.:
5.75% 8/1/21 (h)		1,375,000	1,392,188
5.875% 10/1/20 (h)		1,470,000	1,515,938
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,616,300
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,693,494
Time Warner Cable, Inc.:
4% 9/1/21		16,335,000	15,205,500
4.5% 9/15/42		25,085,000	18,557,808
5.5% 9/1/41		5,332,000	4,323,975
5.85% 5/1/17		3,419,000	3,768,836
5.875% 11/15/40		4,872,000	4,142,993
6.75% 7/1/18		13,763,000	15,509,827
Time Warner, Inc.:
5.875% 11/15/16		368,000	417,299
6.2% 3/15/40		11,792,000	12,789,025
6.5% 11/15/36		9,243,000	10,294,400
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,650,000	1,670,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	765,375
5.625% 4/15/23 (Reg. S)	EUR	1,500,000	2,051,509
7.5% 3/15/19 (h)		660,000	717,750
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		995,000	1,087,038
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,496,675
4.375% 3/15/43		2,063,000	1,716,074
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	3,161,125
			216,962,541
Multiline Retail - 0.1%
Marks & Spencer PLC 6.125% 12/6/21 (Reg. S)	GBP	625,000	1,137,413
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. 6.625% 10/15/18		$ 2,140,000	$ 1,995,550
The Bon-Ton Department Stores, Inc. 8% 6/15/21		4,955,000	4,967,388
			8,100,351
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	2,033,200
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		500,000	483,750
			2,516,950
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,121,488
TOTAL CONSUMER DISCRETIONARY			375,944,516
CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18		6,578,000	6,490,960
1.875% 5/15/17		2,703,000	2,715,399
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,253,388
2.75% 4/1/23 (h)		7,651,000	6,967,934
7.25% 3/10/15	GBP	4,000,000	7,014,386
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,351,824
			40,793,891
Food & Staples Retailing - 0.3%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/pay-in-kind (h)(m)		820,000	849,725
Casino Guichard Perrachon SA 4.87% 12/31/49 (m)	EUR	2,900,000	3,920,817
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	943,400
ESAL GmbH 6.25% 2/5/23 (h)		4,345,000	3,932,225
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,167,625
Rite Aid Corp.:
6.75% 6/15/21		3,945,000	4,117,594
9.25% 3/15/20		11,390,000	13,141,213
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,611,591
			33,684,190
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,585,930
3.2% 1/25/23		5,362,000	5,012,231
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
4.65% 1/25/43		$ 4,517,000	$ 4,106,983
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		1,960,000	1,960,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		1,785,000	1,851,938
8.25% 2/1/20 (h)		1,510,000	1,630,800
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	326,232
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,019,632
6.125% 2/1/18		10,623,000	12,461,438
6.5% 8/11/17		10,238,000	12,083,993
6.75% 2/19/14		540,000	546,957
			56,586,134
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		3,010,000	2,836,925
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,817,891
4% 1/31/24		6,408,000	6,311,701
4.25% 8/9/42		9,573,000	8,059,202
4.75% 5/5/21		7,000,000	7,524,181
5.375% 1/31/44		10,973,000	10,909,433
9.7% 11/10/18		7,983,000	10,636,030
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	6,841,217
4.75% 11/1/42		11,385,000	10,032,952
6.15% 9/15/43		4,511,000	4,880,469
6.75% 6/15/17		3,719,000	4,319,998
7.25% 6/15/37		5,056,000	5,931,143
			84,264,217
TOTAL CONSUMER STAPLES			218,165,357
ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,316,700
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,412,637
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
5.35% 3/15/20 (h)		$ 8,816,000	$ 9,324,692
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,414,064
5% 10/1/21		7,366,000	7,798,347
6.5% 4/1/20		738,000	856,203
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		3,697,000	3,867,986
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,685,388
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (h)		3,210,000	3,193,950
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,570,125
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,165,000	1,147,525
5.875% 4/1/20		585,000	602,550
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	916,700
7.5% 11/1/19		3,720,000	4,036,200
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,382,725
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,989,600
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,402,150
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,180,360
Precision Drilling Corp.:
6.5% 12/15/21		170,000	181,475
6.625% 11/15/20		1,890,000	2,017,575
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,355,437
			81,652,389
Oil, Gas & Consumable Fuels - 4.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,459,800
Afren PLC:
6.625% 12/9/20 (h)(j)		580,000	582,030
10.25% 4/8/19 (Reg. S)		600,000	696,000
Alpha Natural Resources, Inc.:
6% 6/1/19		1,330,000	1,160,425
6.25% 6/1/21		130,000	111,475
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	546,208
6.375% 9/15/17		19,790,000	23,094,039
Antero Resources Finance Corp.:
5.375% 11/1/21 (h)		1,115,000	1,126,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Antero Resources Finance Corp.: - continued
6% 12/1/20		$ 2,950,000	$ 3,090,125
7.25% 8/1/19		702,000	752,895
Approach Resources, Inc. 7% 6/15/21		2,140,000	2,225,600
Chesapeake Energy Corp.:
6.125% 2/15/21		4,395,000	4,724,625
6.875% 11/15/20		1,195,000	1,342,881
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,034,520
6.125% 7/15/22		1,240,000	1,329,900
Chevron Corp. 2.427% 6/24/20		5,909,000	5,855,925
ConocoPhillips Co.:
4.6% 1/15/15		10,000,000	10,463,020
5.75% 2/1/19		2,930,000	3,449,003
CONSOL Energy, Inc.:
8% 4/1/17		505,000	534,038
8.25% 4/1/20		1,650,000	1,794,375
Continental Resources, Inc. 5% 9/15/22		1,405,000	1,447,150
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)		680,000	695,300
7.75% 4/1/19		800,000	868,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,974,058
3.875% 3/15/23		3,639,000	3,391,435
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,511,688
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,628,665
6.45% 11/3/36 (h)		13,741,000	14,222,347
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,309,521
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,577,770
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,677,977
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		3,075,000	3,075,000
Energy Partners Ltd. 8.25% 2/15/18		1,625,000	1,744,844
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,424,375
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,406,138
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.: - continued
9.375% 5/1/20		$ 5,020,000	$ 5,773,000
Forest Oil Corp. 7.25% 6/15/19		583,000	578,628
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		2,100,000	2,577,750
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	976,125
6.875% 5/16/17 (Reg. S)		200,000	205,500
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,923,900
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	249,523
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	925,480
7% 5/5/20 (h)		1,385,000	1,556,463
9.125% 7/2/18 (h)		1,455,000	1,764,188
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	709,155
5.75% 4/30/43 (h)		1,565,000	1,355,603
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		1,455,000	1,442,848
5.625% 11/15/23 (h)		2,110,000	2,075,833
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,111,078
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,044,050
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,752,852
6.85% 1/15/40 (h)		5,937,000	7,364,932
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,030,000	1,928,500
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,083,625
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,186,589
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	3,995,775
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (h)		590,000	590,885
7.25% 12/12/21 (h)		1,551,000	1,632,427
Pan American Energy LLC 7.875% 5/7/21 (h)		1,660,000	1,734,700
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	896,100
Petro-Canada 6.05% 5/15/18		3,850,000	4,507,183
Petrobras Global Finance BV:
2.3836% 1/15/19 (m)		1,560,000	1,528,800
3% 1/15/19		1,920,000	1,823,589
4.375% 5/20/23		20,096,000	18,281,331
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
5.625% 5/20/43		$ 18,504,000	$ 15,284,193
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,084,480
3.875% 1/27/16		10,192,000	10,534,400
5.375% 1/27/21		28,941,000	29,030,978
5.75% 1/20/20		10,620,000	11,040,425
6.875% 1/20/40		655,000	630,503
7.875% 3/15/19		14,017,000	16,211,880
8.375% 12/10/18		775,000	921,591
Petroleos de Venezuela SA:
4.9% 10/28/14		3,510,000	3,197,610
8.5% 11/2/17 (h)		6,675,000	5,306,625
9.75% 5/17/35 (h)		1,090,000	749,375
12.75% 2/17/22 (h)		2,050,000	1,829,625
Petroleos Mexicanos:
3.5% 7/18/18		14,963,000	15,272,061
3.5% 1/30/23		10,045,000	9,150,995
4.875% 1/24/22		12,142,000	12,384,840
4.875% 1/18/24		570,000	567,454
5.5% 1/21/21		12,069,000	12,944,003
5.5% 6/27/44		21,979,000	19,451,415
6% 3/5/20		1,008,000	1,116,360
6.5% 6/2/41		22,107,000	22,356,654
6.625% (h)(i)		3,345,000	3,420,263
8% 5/3/19		290,000	351,625
8.25% 6/2/22	GBP	2,100,000	4,221,237
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (h)		354,167	375,417
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	12,981,512
5.875% 5/1/42		10,804,000	11,757,269
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,156,577
6.125% 1/15/17		6,185,000	7,034,269
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,645,000	1,729,306
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	340,000
4.3% 5/20/23 (Reg S.)		200,000	170,000
4.875% 5/3/22 (h)		845,000	770,006
5.25% 5/23/21 (h)		815,000	777,306
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
5.625% 5/20/43 (h)		$ 400,000	$ 311,000
5.625% 5/20/43 (Reg. S)		200,000	155,500
6% 5/3/42 (h)		845,000	684,450
6.5% 5/27/41 (h)		1,000,000	850,000
Samson Investment Co. 10.25% 2/15/20 (h)		7,605,000	8,222,906
SemGroup Corp. 7.5% 6/15/21 (h)		6,105,000	6,410,250
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,605,069
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	376,661
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	335,966
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,887,128
2.95% 9/25/18		1,960,000	2,004,572
4.6% 6/15/21		2,694,000	2,817,633
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,053,938
5.25% 5/1/23		1,180,000	1,150,500
6.375% 8/1/22		420,000	448,875
6.875% 2/1/21		685,000	738,088
7.875% 10/15/18		2,850,000	3,092,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	521,413
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,360,170
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,875,680
Western Refining, Inc. 6.25% 4/1/21		3,180,000	3,180,000
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,878,338
Williams Partners LP 4.125% 11/15/20		2,399,000	2,466,712
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,190,800
			530,671,867
TOTAL ENERGY			612,324,256
FINANCIALS - 14.6%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
2.9% 7/19/18		17,494,000	17,953,847
5.25% 7/27/21		17,105,000	18,819,109
5.625% 1/15/17		3,200,000	3,540,525
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18		$ 4,975,000	$ 5,704,678
6.75% 10/1/37		9,643,000	10,694,058
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,595,654
6.85% 6/15/17		4,817,000	5,460,219
Merrill Lynch & Co., Inc. 6.11% 1/29/37		9,683,000	10,302,770
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,568,921
4.875% 11/1/22		14,724,000	15,124,007
5% 11/24/25		18,808,000	18,822,877
5.625% 9/23/19		12,714,000	14,597,401
5.75% 1/25/21		13,447,000	15,324,591
6.625% 4/1/18		16,118,000	19,002,671
			173,511,328
Commercial Banks - 2.6%
Access Finance BV 7.25% 7/25/17 (h)		370,000	366,300
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (h)		4,500,000	4,502,700
Bank of America NA 5.3% 3/15/17		3,467,000	3,865,005
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,215,131
BPCE SA 5.7% 10/22/23 (h)		3,800,000	3,919,624
CBOM Finance PLC 8.25% 8/5/14		600,000	618,000
CIT Group, Inc.:
5% 8/15/22		1,510,000	1,494,900
5.25% 3/15/18		1,485,000	1,600,088
5.375% 5/15/20		1,425,000	1,521,188
5.5% 2/15/19 (h)		3,725,000	4,013,688
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (m)		3,750,000	4,000,382
Credit Suisse 6% 2/15/18		18,058,000	20,843,284
Danske Bank A/S:
3.75% 4/1/15 (h)		2,500,000	2,587,850
3.875% 10/4/23 (Reg. S) (m)	EUR	1,150,000	1,602,442
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	733,900
Development Bank of Philippines 8.375% (i)(m)		1,655,000	1,762,575
Discover Bank:
7% 4/15/20		2,030,000	2,391,405
8.7% 11/18/19		2,958,000	3,771,536
DNB Bank ASA 3% 9/26/23 (Reg. S) (m)	EUR	1,100,000	1,512,317
FBN Finance Co. BV 8.25% 8/7/20 (h)(m)		580,000	594,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18		$ 798,000	$ 865,858
8.25% 3/1/38		4,667,000	6,286,636
Fifth Third Capital Trust IV 6.5% 4/15/37 (m)		6,912,000	6,903,360
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,868,944
5.5% 5/11/16 (Reg. S)		900,000	909,900
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		1,400,000	1,466,500
7.75% 7/5/17 (Reg. S)		350,000	366,625
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	6,865,235
HSBK BV:
7.25% 5/3/17 (h)		835,000	900,756
7.25% 5/3/17 (Reg. S)		250,000	269,688
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,372,374
Intesa Sanpaolo SpA 3.375% 1/19/15	EUR	3,500,000	4,861,379
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,071,640
JSC Kazkommertsbank BV 8% 11/3/15 (h)		640,000	646,400
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	755,625
KeyBank NA:
5.45% 3/3/16		3,939,000	4,300,533
5.8% 7/1/14		9,490,000	9,772,859
6.95% 2/1/28		1,977,000	2,368,940
Magyar Export-Import Bank 5.5% 2/12/18 (h)		150,000	152,625
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,781,882
5% 1/17/17		14,669,000	16,083,238
Mizuho Financial Group Cayman 2 Ltd. 4.2% 7/18/22		4,500,000	4,540,289
Regions Bank:
6.45% 6/26/37		24,618,000	25,713,329
7.5% 5/15/18		18,297,000	21,819,173
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,908,147
5.75% 6/15/15		2,005,000	2,142,393
7.75% 11/10/14		6,404,000	6,799,319
Royal Bank of Scotland Group PLC:
6.1% 6/10/23		16,183,000	16,414,854
6.125% 12/15/22		24,107,000	24,564,864
RSHB Capital SA 6% 6/3/21 (h)(m)		355,000	364,763
Standard Chartered PLC 5.2% 1/26/24 (h)		3,750,000	3,811,298
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		$ 250,000	$ 267,338
Synovus Financial Corp.:
5.125% 6/15/17		365,000	375,950
7.875% 2/15/19		745,000	847,438
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		735,000	589,838
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,025,000	2,242,688
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	491,376
6.8% 11/22/25 (h)		375,000	392,325
6.902% 7/9/20 (h)		715,000	782,925
Wachovia Bank NA 6% 11/15/17		2,243,000	2,608,999
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,372,372
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,288,592
3.676% 6/15/16		4,301,000	4,602,169
4.48% 1/16/24 (h)(j)		4,804,000	4,772,635
			324,500,886
Consumer Finance - 1.4%
Ally Financial, Inc. 4.75% 9/10/18		4,150,000	4,357,500
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,727,626
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,734,697
5.2% 4/27/22		12,545,000	13,205,871
6.45% 6/12/17		10,366,000	11,799,348
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,228,248
1.7% 5/9/16		19,473,000	19,727,902
2.875% 10/1/18		13,000,000	13,328,913
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,304,742
4.625% 1/7/21		5,706,000	6,286,215
5.625% 9/15/17		5,858,000	6,727,069
5.625% 5/1/18		25,000,000	29,014,725
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,079,888
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (h)		$ 9,515,000	$ 9,570,891
1.875% 8/9/16 (h)		2,974,000	3,000,650
2.125% 10/2/17 (h)		5,048,000	5,069,722
2.875% 8/9/18 (h)		5,276,000	5,358,722
SLM Corp.:
5.5% 1/15/19		2,025,000	2,092,433
8% 3/25/20		950,000	1,078,250
8.45% 6/15/18		940,000	1,095,100
			181,788,512
Diversified Financial Services - 3.2%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,277,063
Bank of America Corp.:
3.3% 1/11/23		31,429,000	29,738,277
3.875% 3/22/17		3,134,000	3,367,753
4.1% 7/24/23		11,481,000	11,525,144
5.65% 5/1/18		8,780,000	10,050,835
5.75% 12/1/17		21,955,000	25,146,357
6.5% 8/1/16		9,000,000	10,218,195
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	7,077,822
7.625% 11/21/22		7,715,000	8,110,394
Barry Callebaut Services NV 5.5% 6/15/23 (h)		2,405,000	2,447,905
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,275,000	2,036,125
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,649,042
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,372,950
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,183,776
3.375% 3/1/23		5,193,000	4,978,685
3.953% 6/15/16		11,847,000	12,662,950
4.05% 7/30/22		5,303,000	5,260,385
4.75% 5/19/15		12,211,000	12,889,004
5.5% 9/13/25		14,530,000	15,380,746
6.125% 5/15/18		3,779,000	4,422,016
6.675% 9/13/43		5,987,000	6,695,394
European Financial Stability Facility 0.875% 4/16/18 (Reg. S)	EUR	2,370,000	3,211,436
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,452,026
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		2,095,000	2,100,238
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.: - continued
4.75% 8/15/17 (h)		$ 1,775,000	$ 1,881,500
GTB Finance BV:
6% 11/8/18 (h)		1,025,000	1,009,625
7.5% 5/19/16 (h)		845,000	893,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)		3,460,000	3,550,825
7.75% 1/15/16		1,220,000	1,250,500
8% 1/15/18		4,065,000	4,242,844
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(m)		1,250,000	1,168,750
Imperial Tobacco Finance 8.125% 3/15/24	GBP	2,000,000	4,306,938
Indo Energy Finance BV 7% 5/7/18 (h)		1,500,000	1,503,750
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,402,723
2% 8/15/17		11,000,000	11,154,341
3.25% 9/23/22		18,423,000	17,669,039
4.35% 8/15/21		13,339,000	14,143,075
4.5% 1/24/22		22,046,000	23,400,793
4.95% 3/25/20		17,148,000	19,034,383
KfW:
2.143% 8/15/23	EUR	1,220,000	1,690,066
4.875% 3/15/37	GBP	2,750,000	5,391,807
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	620,750
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,149,850
Myriad International Holding BV 6% 7/18/20 (h)		580,000	613,350
NSG Holdings II, LLC 7.75% 12/15/25 (h)		8,295,000	8,834,175
Perusahaan Penerbit SBSN 6.125% 3/15/19 (h)		845,000	891,475
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	3,000,000	5,478,391
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,111,073
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,161,590
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,727,515
5.15% 3/15/20		3,761,000	4,143,415
TMK Capital SA 7.75% 1/27/18		1,650,000	1,724,250
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		3,190,000	3,389,375
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		850,000	869,125
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		5,150,000	5,484,750
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (m)	EUR	$ 2,000,000	$ 2,687,815
12.25% 7/15/17 pay-in-kind (h)(m)		4,405,795	4,348,091
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,401,750
			402,585,805
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,056,461
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,803,845
4.875% 6/1/22		3,590,000	3,889,295
5.6% 10/18/16		10,702,000	11,971,824
Aon Corp.:
3.125% 5/27/16		11,274,000	11,810,688
3.5% 9/30/15		4,451,000	4,659,783
5% 9/30/20		3,854,000	4,253,398
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		3,600,000	3,720,145
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	585,091
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,322,837
5.375% 3/15/17		194,000	216,272
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		1,255,000	1,297,356
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,463,179
6.5% 3/15/35 (h)		1,741,000	1,897,211
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,649,947
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,438,574
MetLife, Inc.:
3.048% 12/15/22		12,433,000	11,821,483
4.368% 9/15/23 (m)		9,625,000	9,989,046
4.75% 2/8/21		4,032,000	4,421,423
6.75% 6/1/16		7,610,000	8,695,886
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,477,401
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)		6,155,000	7,045,075
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	9,819,836
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (h)		$ 15,436,000	$ 14,424,834
6% 2/10/20 (h)		12,654,000	14,218,287
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,644,616
4.5% 11/16/21		6,390,000	6,861,723
5.8% 11/16/41		8,381,000	9,233,482
6.2% 11/15/40		4,318,000	5,015,025
7.375% 6/15/19		3,230,000	4,016,431
RL Finance Bonds No. 2 PLC 6.125% 11/30/43 (Reg. S) (m)	GBP	950,000	1,571,740
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,825,955
Unum Group:
5.625% 9/15/20		8,386,000	9,340,285
5.75% 8/15/42		16,937,000	17,638,158
7.125% 9/30/16		587,000	671,006
			257,682,368
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,081,652
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,294,904
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,107,297
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,426,072
BRE Properties, Inc. 5.5% 3/15/17		1,751,000	1,939,462
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,393,112
4.25% 1/15/24 (j)		9,191,000	9,294,040
5.375% 12/15/13		4,073,000	4,078,706
DDR Corp. 4.625% 7/15/22		8,808,000	9,106,855
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,321,333
7.5% 4/1/17		5,574,000	6,547,873
7.875% 9/1/20		323,000	400,804
9.625% 3/15/16		3,691,000	4,356,856
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,865,174
3.875% 10/15/22		11,543,000	11,068,167
4.375% 6/15/22		7,323,000	7,325,277
5.4% 8/15/14		6,199,000	6,389,334
5.95% 2/15/17		1,109,000	1,240,785
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,378,823
6.75% 3/15/20		10,379,000	12,048,981
8.25% 8/15/19		75,000	93,746
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,056,662
5.375% 10/15/15		1,403,000	1,511,479
6% 9/15/17		1,212,000	1,371,681
6.25% 1/15/17		1,027,000	1,155,211
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,889,634
6.2% 1/15/17		620,000	702,492
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	5,039,759
HCP, Inc. 3.75% 2/1/16		6,084,000	6,407,863
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,143,124
4.7% 9/15/17		1,538,000	1,686,239
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	683,844
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,498,746
6.25% 6/15/17		1,232,000	1,321,729
6.65% 1/15/18		867,000	945,458
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,887,600
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	292,900
6.75% 10/15/22		490,000	532,875
7.5% 2/15/20		545,000	590,644
Senior Housing Properties Trust 6.75% 4/15/20		250,000	278,135
The Geo Group, Inc. 5.875% 1/15/22 (h)		2,630,000	2,630,000
UDR, Inc. 5.5% 4/1/14		5,222,000	5,298,361
Washington REIT 5.25% 1/15/14		322,000	323,505
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,527,166
			190,534,360
Real Estate Management & Development - 2.3%
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,547,569
4.25% 7/15/22		5,809,000	5,628,967
6.125% 4/15/20		3,429,000	3,806,001
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23		$ 12,775,000	$ 12,165,671
4.95% 4/15/18		9,780,000	10,622,146
5.7% 5/1/17		7,049,000	7,821,049
6% 4/1/16		2,699,000	2,962,903
7.5% 5/15/15		1,584,000	1,729,902
CB Richard Ellis Services, Inc. 6.625% 10/15/20		770,000	820,050
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,471,290
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,232,470
Deutsche Annington Finance BV 5% 10/2/23 (h)		3,800,000	3,831,791
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,191,084
5.25% 3/15/21		5,708,000	5,902,494
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,330,685
4.75% 7/15/20		7,700,000	8,377,300
5.25% 9/15/14		1,310,000	1,357,201
5.375% 8/1/16		2,768,000	3,073,872
5.75% 6/15/17		14,407,000	16,272,663
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	152,291
5.875% 6/15/19		150,000	162,780
6% 11/1/20		105,000	114,482
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,111,313
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,350
11.5% 7/20/20 (Reg. S)		5,000	5,325
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,068,058
4.125% 6/15/22		6,280,000	6,251,464
4.4% 2/15/24		13,017,000	12,952,449
4.75% 10/1/20		11,282,000	11,940,102
5.125% 3/2/15		1,405,000	1,472,610
5.5% 12/15/16		1,891,000	2,102,830
6.625% 10/1/17		4,835,000	5,589,129
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,157,378
3.15% 5/15/23		14,735,000	13,017,916
4.5% 4/18/22		4,072,000	4,060,338
7.75% 8/15/19		700,000	852,917
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP 4.3% 10/15/23		$ 2,224,000	$ 2,190,366
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,395,916
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,946,174
5.7% 4/15/17 (h)		4,546,000	4,968,192
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,964,504
Regency Centers LP:
4.95% 4/15/14		611,000	619,874
5.25% 8/1/15		6,456,000	6,881,902
5.875% 6/15/17		2,874,000	3,226,988
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,669,619
2.8% 1/30/17		2,603,000	2,714,942
4.125% 12/1/21		7,287,000	7,623,514
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,711,954
6.125% 6/1/20		14,318,000	16,627,092
Ventas Realty LP 1.55% 9/26/16		7,655,000	7,709,259
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	7,973,767
4% 4/30/19		3,747,000	3,973,090
4.25% 3/1/22		300,000	304,244
			287,722,237
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,255,603
Nationwide Building Society:
5.625% 1/28/26 (Reg. S)	GBP	4,000,000	7,793,775
6.75% 7/22/20	EUR	2,200,000	3,537,609
Wrightwood Capital LLC 1.9% 4/20/20 (d)		94,323	84,891
			18,671,878
TOTAL FINANCIALS			1,836,997,374
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	11,803,956
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	467,625
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 938,875
8.75% 3/15/18		1,590,000	1,741,050
9.875% 4/15/18		1,180,000	1,272,925
			4,420,475
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.75% 11/15/22		6,873,000	6,374,000
4.125% 11/15/42		3,837,000	3,340,972
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,194,400
8% 11/15/19		3,710,000	4,034,625
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,983,638
6.3% 8/15/14		3,618,000	3,758,006
DaVita, Inc. 5.75% 8/15/22		1,625,000	1,657,500
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,996,088
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	23,429,813
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	11,034,999
HCA, Inc. 8% 10/1/18		2,460,000	2,902,800
HealthSouth Corp. 7.25% 10/1/18		3,744,000	4,015,440
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,213,945
4.125% 9/15/20		7,486,000	7,816,088
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,662,000	2,881,615
Tenet Healthcare Corp.:
6% 10/1/20 (h)		860,000	898,700
8.125% 4/1/22		3,810,000	4,133,850
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,228,656
2.875% 3/15/23		16,114,000	15,136,766
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,095,092
			110,126,993
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,612,749
2.9% 11/6/22		13,855,000	13,048,376
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,635,180
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. 1.3% 11/8/16 (h)		$ 2,954,000	$ 2,957,713
Perrigo Co. Ltd. 2.3% 11/8/18 (h)		3,161,000	3,170,170
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)		1,900,000	1,965,197
6.75% 8/15/18 (h)		2,555,000	2,813,694
6.875% 12/1/18 (h)		3,440,000	3,689,400
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,714,469
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,746,073
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,001,009
3.25% 2/1/23		4,892,000	4,605,280
4.7% 2/1/43		4,907,000	4,545,977
			64,505,287
TOTAL HEALTH CARE			190,856,711
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	584,173
6.375% 6/1/19 (h)		8,071,000	9,424,119
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	4,450,073
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		6,490,000	6,327,750
GenCorp, Inc. 7.125% 3/15/21		2,420,000	2,589,400
TransDigm, Inc.:
5.5% 10/15/20		3,485,000	3,441,438
7.5% 7/15/21		1,460,000	1,569,500
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,006,200
			29,392,653
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,457,675
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		235,000	234,413
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		293,885	327,682
6.125% 4/29/18 (h)		240,000	248,400
6.648% 3/15/19		2,104,111	2,230,358
6.9% 7/2/19		762,134	816,398
9.25% 5/10/17		1,865,443	2,061,314
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17		$ 1,515,000	$ 1,605,900
6.75% 5/23/17		1,515,000	1,605,900
8.954% 8/10/14		1,497,315	1,527,261
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		549,067	571,030
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,478,150
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18		1,690,000	1,666,678
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23		335,000	325,788
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,499,833
8.36% 1/20/19		1,168,271	1,290,939
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		726,616	764,763
12% 1/15/16 (h)		444,256	500,898
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,587,000
6.375% 6/1/18		140,000	145,600
			22,945,980
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,187,325
6.875% 8/15/18 (h)		3,055,000	3,261,213
HD Supply, Inc.:
7.5% 7/15/20		3,775,000	4,001,500
8.125% 4/15/19		1,890,000	2,109,713
Masco Corp. 5.95% 3/15/22		740,000	781,625
USG Corp.:
5.875% 11/1/21 (h)		190,000	196,650
7.875% 3/30/20 (h)		675,000	747,563
9.75% 1/15/18		905,000	1,058,850
			14,344,439
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (h)		3,080,000	3,257,100
ADT Corp. 6.25% 10/15/21 (h)		2,065,000	2,155,344
APX Group, Inc.:
6.375% 12/1/19		3,650,000	3,686,500
8.75% 12/1/20		4,130,000	4,243,575
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp. 5.75% 3/15/20 (h)		$ 2,820,000	$ 2,939,850
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		2,660,000	2,713,200
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	432,150
5.25% 8/1/20		1,305,000	1,340,888
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	4,074,122
Garda World Security Corp. 7.25% 11/15/21 (h)		1,270,000	1,289,050
Office Depot de Mexico SA de CV 6.875% 9/20/20 (h)		770,000	780,588
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,276,800
7% 2/15/22		660,000	699,600
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,204,577
Tervita Corp.:
8% 11/15/18 (h)		4,385,000	4,538,475
9.75% 11/1/19 (h)		700,000	680,750
10.875% 2/15/18 (h)(j)		505,000	510,050
			39,822,619
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,310,000	1,382,050
Cementos Progreso Trust 7.125% 11/6/23 (h)		595,000	600,950
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,192,250
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,793,600
			5,968,850
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	20,322,268
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		1,030,000	1,042,875
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		4,275,000	4,296,375
8.125% 2/15/19		890,000	907,800
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	216,000
			6,463,050
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22		$ 215,000	$ 218,225
6.75% 10/1/20		3,205,000	3,421,338
			3,639,563
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9956% 12/1/17 (h)(m)		790,000	786,050
Firstgroup PLC 5.25% 11/29/22	GBP	2,000,000	3,391,490
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,499,850
6.75% 4/15/19		2,955,000	3,184,013
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	886,125
Shortline PLC 9.5% 5/21/18 (h)		600,000	495,000
			10,242,528
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
6.25% 12/1/19		830,000	896,400
6.75% 4/15/17		1,410,000	1,565,100
9.75% 8/1/18		740,000	812,150
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,831,225
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	1,027,206
4.625% 4/15/21		955,000	923,963
5.875% 8/15/22		1,575,000	1,622,250
6.25% 5/15/19		1,640,000	1,793,750
8.75% 3/15/17		3,700,000	4,352,125
			15,824,169
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,596,660	1,604,643
10.75% 12/1/20 (Reg. S)		101,460	101,967
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	3,000,000	5,734,361
			7,440,971
TOTAL INDUSTRIALS			176,407,090
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		$ 2,100,000	$ 2,118,375
8.875% 1/1/20 (h)		1,970,000	2,154,688
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,492,000
Lucent Technologies, Inc.:
6.45% 3/15/29		3,340,000	2,889,100
6.5% 1/15/28		1,547,000	1,322,685
			9,976,848
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43		16,120,000	13,448,384
NCR Corp. 4.625% 2/15/21		2,720,000	2,638,400
Seagate HDD Cayman 3.75% 11/15/18 (h)		3,360,000	3,389,400
			19,476,184
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,839,638
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,403,438
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,244,817
6.55% 10/1/17		1,383,000	1,594,936
			11,082,829
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		2,235,000	2,341,163
IAC/InterActiveCorp 4.75% 12/15/22		2,640,000	2,442,000
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,493,700
			6,276,863
IT Services - 0.2%
Audatex North America, Inc.:
6% 6/15/21 (h)		2,550,000	2,664,750
6.125% 11/1/23 (h)		265,000	273,613
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,105,675
Compiler Finance Sub, Inc. 7% 5/1/21 (h)		1,050,000	1,034,250
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,812,538
7.375% 6/15/19 (h)		700,000	749,000
8.25% 1/15/21 (h)		2,300,000	2,440,875
12.625% 1/15/21		3,425,000	4,015,813
NeuStar, Inc. 4.5% 1/15/23		1,400,000	1,256,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		$ 3,115,000	$ 3,465,438
13.375% 10/15/19		1,420,000	1,643,650
			22,462,102
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	382,425
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	3,879,899
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		2,940,000	2,962,050
5.75% 2/15/21 (h)		3,035,000	3,160,194
Spansion LLC 7.875% 11/15/17		3,465,000	3,594,938
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	1,005,938
			14,603,019
Software - 0.1%
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		3,730,000	3,953,800
BMC Software, Inc. 7.25% 6/1/18		775,000	810,844
Nuance Communications, Inc. 5.375% 8/15/20 (h)		7,200,000	6,786,000
			11,550,644
TOTAL INFORMATION TECHNOLOGY			95,810,914
MATERIALS - 1.6%
Chemicals - 0.3%
Ashland, Inc. 3.875% 4/15/18		1,520,000	1,527,600
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,417,219
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,570,000	1,734,850
LSB Industries, Inc. 7.75% 8/1/19 (h)		735,000	766,238
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,286,125
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,799,938
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,202,402
4.25% 11/15/20		5,898,000	6,318,575
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		8,880,000	9,057,600
Tronox Finance LLC 6.375% 8/15/20		1,725,000	1,727,156
			42,837,703
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,575,110
Headwaters, Inc. 7.625% 4/1/19		1,235,000	1,330,713
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	824,563
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	5,707,000
U.S. Concrete, Inc. 8.5% 12/1/18 (h)		670,000	685,075
			11,122,461
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,905,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (h)		6,135,000	6,150,338
7.375% 10/15/17 (h)		200,000	215,000
Ball Corp. 4% 11/15/23		3,335,000	2,993,163
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (h)		1,085,000	1,112,125
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,223,235	1,249,993
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,325,550
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,886,500
7.75% 7/15/17 (h)		1,240,000	1,348,500
			24,187,044
Metals & Mining - 1.0%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	1,003,500
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	7,017,495
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (h)		3,385,000	2,538,750
10% 10/1/18 (h)		1,885,000	1,946,263
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,305,147
4.5% 8/13/23 (h)		14,000,000	14,115,500
5.625% 10/18/43 (h)		7,718,000	7,513,890
Edgen Murray Corp. 8.75% 11/1/20 (h)		970,000	1,122,775
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	521,700
8.25% 11/10/15 (h)		2,105,000	2,247,088
9.5% 4/24/18 (Reg. S)		750,000	824,063
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,671,981
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
7% 11/1/15 (h)		$ 4,165,000	$ 4,315,981
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		1,055,000	887,520
4.875% 10/7/20 (Reg. S)		200,000	168,250
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,730,000	3,711,350
Metinvest BV:
10.25% 5/20/15 (h)		1,085,000	1,092,378
10.25% 5/20/15 (Reg. S)		100,000	100,680
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,745,475
Nord Gold NV 6.375% 5/7/18 (h)		1,030,000	981,075
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		1,245,000	1,220,100
5.625% 4/29/20 (Reg. S)		200,000	196,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,240,039
Severstal Columbus LLC 10.25% 2/15/18		5,860,000	6,211,600
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	960,865
7.5% 7/27/35		910,000	947,674
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,911,055
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,589,408
6.25% 1/11/16		5,000,000	5,509,640
6.25% 1/23/17		5,581,000	6,259,030
Walter Energy, Inc.:
8.5% 4/15/21		1,675,000	1,411,188
9.5% 10/15/19 (h)		550,000	574,750
			119,862,210
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			198,009,418
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		685,000	726,100
Altice Financing SA 7.875% 12/15/19 (h)		2,860,000	3,081,650
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	733,752
9.875% 12/15/20 (h)		4,205,000	4,646,525
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
4.35% 6/15/45		$ 758,000	$ 626,961
5.35% 9/1/40		4,006,000	3,871,911
5.55% 8/15/41		35,646,000	35,432,944
6.3% 1/15/38		16,665,000	18,029,797
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	47,410
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,040,040
6% 4/1/17		2,432,000	2,656,960
6.15% 9/15/19		6,992,000	7,359,080
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,343,272
7.995% 6/1/36		4,717,000	4,797,651
Indosat Palapa Co. BV:
7.375% 7/29/20 (h)		705,000	757,875
7.375% 7/29/20		200,000	215,000
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		2,670,000	2,796,825
Level 3 Financing, Inc. 3.842% 1/15/18 (h)(m)		1,770,000	1,783,275
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,226,088
Sprint Capital Corp.:
6.875% 11/15/28		705,000	669,750
8.75% 3/15/32		705,000	757,875
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,736,982
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (h)		540,000	545,940
6.75% 12/13/22 (Reg. S)		200,000	202,200
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,686,030
TW Telecom Holdings, Inc. 5.375% 10/1/22		1,715,000	1,708,569
Verizon Communications, Inc.:
3.85% 11/1/42		3,792,000	3,034,427
6.1% 4/15/18		6,000,000	6,971,844
6.25% 4/1/37		2,348,000	2,557,413
6.4% 9/15/33		10,915,000	12,185,179
6.55% 9/15/43		78,171,000	88,963,054
Wind Acquisition Finance SA:
6.5% 4/30/20 (Reg. S)		2,000,000	2,110,000
11.75% 7/15/17 (h)		1,510,000	1,604,375
			224,906,754
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		$ 15,982,000	$ 16,427,786
3.125% 7/16/22		9,218,000	8,576,630
3.625% 3/30/15		731,000	753,372
Digicel Group Ltd.:
6% 4/15/21 (h)		2,480,000	2,408,700
8.25% 9/1/17 (h)		5,400,000	5,629,500
Intelsat Jackson Holdings SA 7.25% 4/1/19		1,690,000	1,827,313
MetroPCS Wireless, Inc. 6.25% 4/1/21 (h)		1,360,000	1,414,400
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,055,000	2,424,900
SoftBank Corp. 4.5% 4/15/20 (h)		3,700,000	3,676,875
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,706,900
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (h)		6,755,000	7,042,088
6.464% 4/28/19		3,510,000	3,738,150
6.731% 4/28/22		745,000	776,663
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,370,000	1,459,050
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,461,900
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,070,000
VimpelCom Holdings BV 5.2% 2/13/19 (h)		585,000	581,344
Vodafone Group PLC 5% 12/16/13		2,864,000	2,868,462
			69,844,033
TOTAL TELECOMMUNICATION SERVICES			294,750,787
UTILITIES - 3.5%
Electric Utilities - 1.9%
Aguila 3 SA 7.875% 1/31/18 (h)		2,745,000	2,913,131
AmerenUE 6.4% 6/15/17		2,491,000	2,891,700
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,169,200
2.95% 12/15/22		4,935,000	4,612,912
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	4,996,621
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,701,428
Dayton Power & Light Co. 1.875% 9/15/16 (h)		3,740,000	3,775,758
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,650,496
Duke Energy Corp. 3.95% 10/15/23		1,661,000	1,675,692
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		$ 7,207,000	$ 8,010,321
6.4% 9/15/20 (h)		16,661,000	19,023,663
Eastern Power Networks PLC 5.75% 3/8/24	GBP	3,000,000	5,647,640
Edison International 3.75% 9/15/17		6,674,000	7,082,722
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,725,000	1,173,000
Enbw Energie Baden-Wuerttem AG 7.375% 4/2/72 (m)	EUR	1,500,000	2,265,052
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,268,447
4.25% 3/15/23		18,243,000	16,990,235
7.375% 11/15/31		21,433,000	22,670,713
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,611,902
Hrvatska Elektroprivreda 6% 11/9/17 (h)		350,000	353,063
Iberdrola Finanzas SAU 3.5% 6/22/15	EUR	3,500,000	4,948,220
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,520,057
3.75% 11/15/20		1,450,000	1,465,831
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	511,750
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,373,550
9.125% 5/1/31		1,525,000	1,601,250
Monongahela Power Co.:
4.1% 4/15/24 (h)		3,982,000	3,981,817
5.4% 12/15/43 (h)		6,055,000	6,106,897
Nevada Power Co. 6.5% 5/15/18		790,000	941,012
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,256,834
2.8% 5/1/23		15,104,000	13,894,668
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	857,731
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,234,810
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	6,753,549
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,822,081
6% 12/1/39		7,150,000	8,002,015
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	3,968,659
			233,724,427
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,240,000	$ 1,345,400
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	501,949
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,774,507
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		3,245,000	3,082,750
			8,704,606
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,715,625
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		1,600,000	1,728,000
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	4,022,225
9.875% 10/15/20		3,140,000	3,524,650
Listrindo Capital BV 6.95% 2/21/19 (h)		600,000	621,000
NRG Energy, Inc. 7.625% 1/15/18		320,000	364,800
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	915,000
PPL Energy Supply LLC 6.5% 5/1/18		4,058,000	4,579,928
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,898,875
The AES Corp.:
4.875% 5/15/23		2,700,000	2,544,750
7.375% 7/1/21		2,975,000	3,361,750
			28,276,603
Multi-Utilities - 1.3%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,585,684
Dominion Resources, Inc.:
2.5481% 9/30/66 (m)		28,856,000	26,871,602
7.5% 6/30/66 (m)		10,345,000	11,107,944
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (h)		15,809,000	15,813,110
2% 11/15/18 (h)		12,172,000	12,179,145
6.5% 9/15/37		7,097,000	8,334,114
National Grid PLC 6.3% 8/1/16		1,589,000	1,798,931
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,061,066
5.25% 9/15/17		843,000	937,136
5.25% 2/15/43		12,739,000	12,153,719
5.4% 7/15/14		1,680,000	1,728,604
5.45% 9/15/20		854,000	954,195
5.8% 2/1/42		6,336,000	6,368,504
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.95% 6/15/41		$ 11,832,000	$ 12,418,560
6.4% 3/15/18		1,654,000	1,924,666
6.8% 1/15/19		6,774,000	8,011,298
Puget Energy, Inc.:
5.625% 7/15/22		600,000	647,012
6% 9/1/21		2,464,000	2,719,421
6.5% 12/15/20		1,275,000	1,432,035
Sempra Energy:
2.3% 4/1/17		14,116,000	14,468,152
2.875% 10/1/22		5,760,000	5,334,440
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,761,716
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,951,675
			160,562,729
Water Utilities - 0.0%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	2,000,000	3,211,749
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	2,000,000	3,618,464
			6,830,213
TOTAL UTILITIES			438,098,578
TOTAL NONCONVERTIBLE BONDS (Cost $4,270,778,046)			4,437,365,001
U.S. Treasury Obligations - 23.3%

U.S. Treasury Bonds:
3.125% 2/15/43		7,573,000	6,641,756
3.625% 8/15/43 (l)(r)		141,776,000	137,079,670
U.S. Treasury Notes:
0.5% 7/31/17		33,342,000	32,917,423
0.625% 8/15/16 (k)		9,000,000	9,037,269
0.625% 10/15/16		209,800,000	210,406,532
0.875% 11/30/16		1,385,000	1,397,227
0.875% 1/31/17		113,000	113,812
0.875% 4/30/17		203,188,000	204,076,948
0.875% 1/31/18		192,574,000	191,144,716
0.875% 7/31/19		5,000	4,790
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
1% 5/31/18		$ 123,485,000	$ 122,481,684
1.25% 10/31/18 (g)		1,078,435,000	1,073,969,141
1.375% 7/31/18		302,602,000	304,374,945
1.375% 9/30/18		203,561,000	204,197,128
2% 9/30/20		390,408,000	389,340,625
2% 2/15/23		19,858,000	18,827,866
2.5% 8/15/23		13,710,000	13,454,007
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,921,798,031)			2,919,465,539
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.3%
2.052% 10/1/33 (m)		564,184	588,871
2.303% 6/1/36 (m)		131,679	139,678
2.643% 7/1/37 (m)		225,436	240,371
2.672% 2/1/36 (m)		585,557	624,309
2.82% 12/1/35 (m)		417,062	444,692
3.5% 7/1/42 to 8/1/43		315,564,683	314,381,316
4.5% 1/1/22		122,741	130,576
4.5% 12/1/43 (j)		23,000,000	24,550,704
4.5% 12/1/43		3,100,000	3,309,008
4.5% 12/1/43		9,500,000	10,140,508
5% 10/1/21 to 4/1/40		10,922,644	11,838,366
5% 12/1/43 (j)		17,800,000	19,360,280
5.5% 3/1/18 to 3/1/39		9,481,406	10,269,368
5.5% 12/1/43 (j)		70,000	76,584
6% 4/1/21 to 7/1/41		9,710,699	10,765,915
6.5% 7/1/32 to 8/1/36		9,065,034	10,190,166
TOTAL FANNIE MAE			417,050,712
Freddie Mac - 0.2%
3.064% 10/1/35 (m)		181,536	193,563
3.5% 1/1/26 to 6/1/43		17,531,520	17,540,701
4% 3/1/42 to 4/1/42		3,915,107	4,079,601
4.5% 7/1/25		1,157,095	1,235,154
5% 4/1/38 to 6/1/40		3,246,023	3,522,950
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac - continued
5.5% 11/1/17		$ 628,055	$ 663,685
6% 7/1/37 to 8/1/37		1,836,475	2,016,969
TOTAL FREDDIE MAC			29,252,623
Ginnie Mae - 0.3%
4% 5/20/33 to 2/20/41		434,933	459,514
4.5% 8/15/39		2,940,707	3,173,666
5% 5/15/39 to 8/15/41		2,832,445	3,118,981
5.5% 6/15/35 to 11/15/35		12,242,341	13,487,292
6% 9/20/38 to 9/15/40		10,521,396	11,757,470
TOTAL GINNIE MAE			31,996,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $487,420,695)			478,300,258
Asset-Backed Securities - 1.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (m)		664,344	589,020
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (m)		360,175	333,486
Series 2005-HE2 Class M2, 0.841% 4/25/35 (m)		5,351	5,342
Airspeed Ltd. Series 2007-1A Class C1, 2.6677% 6/15/32 (h)(m)		3,866,713	2,126,692
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,887,820
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,538,605
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,969,006
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,735,995
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (m)		60,686	54,316
Series 2004-R2 Class M3, 0.991% 4/25/34 (m)		89,819	54,901
Series 2005-R2 Class M1, 0.616% 4/25/35 (m)		1,296,811	1,278,599
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.526% 3/23/19 (h)(m)		15,238	15,258
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (m)		47,932	44,677
Series 2004-W11 Class M2, 1.216% 11/25/34 (m)		561,149	506,876
Series 2004-W7 Class M1, 0.991% 5/25/34 (m)		1,542,998	1,418,181
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.326% 5/25/36 (m)		$ 1,236,656	$ 396,280
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.991% 4/25/34 (m)		2,063,739	1,932,884
Series 2006-HE2 Class M1, 0.536% 3/25/36 (m)		35,312	1,219
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17		11,540,000	11,602,669
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (h)(m)		192,755	164,372
Class C, 1.268% 7/20/39 (h)(m)		339,379	13,680
Capital Trust RE CDO Ltd. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		50,142	51,470
Class B, 5.267% 6/25/35 (h)		1,000,000	1,012,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4936% 1/20/37 (h)(m)		55,256	52,355
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (m)		1,802,588	1,028,717
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4929% 4/7/52 (h)(m)		269,873	259,162
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		2,505,639	2,504,941
Class B, 2.75% 11/15/18 (h)		6,690,000	6,642,925
Series 2013-2A Class A, 1.75% 11/15/17 (h)		12,221,678	12,224,105
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	1,619
Series 2004-3 Class M4, 1.621% 4/25/34 (m)		91,963	69,434
Series 2004-4 Class M2, 0.961% 6/25/34 (m)		468,498	410,444
Series 2004-7 Class AF5, 5.37% 1/25/35		4,175,026	4,409,274
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		158,946	159,280
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		517,164	501,714
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (m)		38,916	35,053
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.341% 8/25/34 (m)		290,872	229,580
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (m)		16,913	14,206
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,190,932
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.901% 1/25/35 (m)		948,695	767,179
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.186% 1/25/35 (m)		$ 363,547	$ 146,230
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6176% 2/25/47 (h)(m)		2,892,000	2,445,229
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (h)(m)		73,970	69,479
Series 2006-2A:
Class A, 0.3477% 11/15/34 (h)(m)		1,367,705	1,251,097
Class B, 0.4477% 11/15/34 (h)(m)		494,056	416,661
Class C, 0.5477% 11/15/34 (h)(m)		821,101	687,426
Class D, 0.9177% 11/15/34 (h)(m)		311,798	203,262
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (h)		215,708	15,655
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.716% 9/25/46 (h)(m)		1,199,855	1,198,355
Class E, 1.816% 9/25/46 (h)(m)		250,000	211,250
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (m)		330,043	316,133
Series 2003-3 Class M1, 1.456% 8/25/33 (m)		557,587	520,598
Series 2003-5 Class A2, 0.866% 12/25/33 (m)		32,929	30,148
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (m)		1,522,035	770,070
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.466% 7/25/36 (m)		204,000	11,183
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		22,189,606	22,361,747
Class AV4, 0.296% 11/25/36 (m)		1,520,141	1,494,003
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (m)		348,441	341,853
Series 2006-A Class 2C, 1.3976% 3/27/42 (m)		3,243,000	500,998
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.326% 11/25/36 (m)		5,057,509	2,414,492
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.596% 5/25/46 (h)(m)		250,000	212,500
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (m)		505,619	12,676
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (m)		138,359	111,642
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (m)		499,279	433,203
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (m)		757,839	734,996
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (m)		2,365,264	2,220,756
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.426% 2/25/47 (h)(m)		$ 1,244,242	$ 1,218,113
Class A2, 0.456% 2/25/47 (h)(m)		1,305,000	1,225,395
Class H, 1.636% 2/25/47 (h)(m)		250,000	191,250
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (m)		57,368	56,523
Series 2004-NC6 Class M3, 2.341% 7/25/34 (m)		19,585	14,737
Series 2004-NC8 Class M6, 2.041% 9/25/34 (m)		23,358	15,327
Series 2005-NC1 Class M1, 0.606% 1/25/35 (m)		399,800	370,460
Series 2005-NC2 Class B1, 1.336% 3/25/35 (m)		323,490	161,398
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9126% 8/28/38 (h)(m)		34,508	34,163
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (m)		1,426,957	1,197,506
Ocala Funding LLC:
Series 2005-1A Class A, 1.668% 3/20/10 (d)(h)(m)		566,000	0
Series 2006-1A Class A, 1.568% 3/20/11 (d)(h)(m)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (m)		532,896	441,606
Class M4, 1.616% 9/25/34 (m)		683,353	210,338
Series 2005-WCH1 Class M4, 0.996% 1/25/36 (m)		1,475,804	1,206,826
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.116% 9/25/46 (h)(m)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (m)		5,108	4,838
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.961% 3/25/35 (m)		1,043,822	855,748
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (m)		1,086,094	959,183
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.891% 9/25/34 (m)		51,918	36,876
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		276,534	276,288
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (m)		28,819	26,785
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(m)		2,677,583	80,327
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (h)(m)		400,000	274,000
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (h)(m)		281,996	286,226
Class A1B, 0.5806% 9/25/26 (h)(m)		1,033,000	989,098
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A: - continued
Class A2B, 0.5606% 9/25/26 (h)(m)		$ 123,564	$ 122,329
Class B, 0.6106% 9/25/26 (h)(m)		640,000	632,000
Class C, 0.7806% 9/25/26 (h)(m)		740,000	719,650
Class D, 0.8806% 9/25/26 (h)(m)		250,000	236,875
Class F, 1.4006% 9/25/26 (h)(m)		549,000	502,335
Class G, 1.6006% 9/25/26 (h)(m)		336,000	306,600
Class H, 1.9006% 9/25/26 (h)(m)		250,000	226,875
Class K, 3.5006% 9/25/26 (h)(m)		250,000	222,500
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0384% 10/25/44 (h)(m)		1,789,540	1,673,220
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5591% 11/21/40 (h)(m)		356,245	331,307
Class D, 1.0891% 11/21/40 (h)(m)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $168,625,506)			178,717,334
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.7%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		97,626	79,104
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.726% 1/25/35 (m)		1,480,519	1,445,914
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		32,258	25,590
Series 2003-35 Class B, 4.6362% 9/25/18 (m)		58,072	21,544
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4339% 6/25/33 (m)		143,155	67,796
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (m)		982,110	984,841
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3581% 12/25/46 (h)(m)		910,000	981,396
Series 2010-K7 Class B, 5.4354% 4/25/20 (h)(m)		1,000,000	1,082,885
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		32,922	15,807
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.268% 12/20/54 (m)		205,017	189,026
Series 2006-1A:
Class A1, 0.238% 12/20/54 (h)(m)		11,993,798	11,831,881
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater: - continued
Series 2006-1A: - continued
Class C2, 1.368% 12/20/54 (h)(m)		$ 6,523,000	$ 6,063,781
Series 2006-2:
Class A4, 0.248% 12/20/54 (m)		3,578,797	3,531,199
Class C1, 1.108% 12/20/54 (m)		21,543,000	19,601,976
Series 2006-3:
Class A3, 0.248% 12/20/54 (m)		1,723,142	1,700,224
Class A7, 0.368% 12/20/54 (m)		1,873,181	1,853,138
Class C2, 1.168% 12/20/54 (m)		1,124,000	1,027,786
Series 2006-4:
Class A4, 0.268% 12/20/54 (m)		5,493,872	5,423,001
Class B1, 0.348% 12/20/54 (m)		4,521,000	4,271,893
Class C1, 0.928% 12/20/54 (m)		2,767,000	2,479,785
Class M1, 0.508% 12/20/54 (m)		1,190,000	1,109,437
Series 2007-1:
Class 1C1, 0.768% 12/20/54 (m)		2,234,000	2,016,185
Class 1M1, 0.468% 12/20/54 (m)		1,493,000	1,411,632
Class 2A1, 0.308% 12/20/54 (m)		4,310,698	4,258,970
Class 2C1, 1.028% 12/20/54 (m)		1,015,000	917,357
Class 2M1, 0.668% 12/20/54 (m)		1,917,000	1,787,411
Series 2007-2:
Class 2C1, 1.0275% 12/17/54 (m)		2,654,000	2,398,951
Class 3A1, 0.3475% 12/17/54 (m)		768,586	760,055
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6921% 1/20/44 (m)		430,241	426,333
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.5891% 3/25/37 (m)		1,916,217	1,834,557
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (m)		1,675,469	1,367,761
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (m)		1,857,532	1,426,214
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (m)		4,714,501	4,181,177
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		224,621	238,136
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (m)		1,520,543	1,491,280
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (h)(m)		671,790	616,611
Class B6, 3.0185% 7/10/35 (h)(m)		149,785	136,175
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (h)(m)		10,636	10,581
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (m)		$ 29,207	$ 27,962
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (m)		234,150	232,848
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6722% 3/25/35 (m)		2,505,571	1,597,214
TOTAL PRIVATE SPONSOR			90,925,414
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.466% 5/25/35 (m)		1,936,122	1,932,314
Series 2006-50 Class BF, 0.566% 6/25/36 (m)		2,449,784	2,456,724
Series 2006-82 Class F, 0.736% 9/25/36 (m)		3,522,507	3,516,226
Series 2007-36 Class F, 0.396% 4/25/37 (m)		3,009,306	2,998,262
Series 2011-37 Class FA, 0.616% 5/25/41 (m)		9,012,603	9,043,569
Series 2011-40 Class DF, 0.616% 5/25/41 (m)		6,939,854	6,972,820
Series 2013-62 Class FA, 0.466% 6/25/43 (m)		12,184,562	12,086,683
floater sequential payer:
Series 2010-74 Class WF, 0.766% 7/25/34 (m)		2,670,202	2,695,387
Series 2012-120 Class FE 0.466% 2/25/39 (m)		5,372,152	5,342,998
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		99,311	104,745
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5877% 4/15/41 (m)		4,478,512	4,487,915
Series 3830 Class FD, 0.5277% 3/15/41 (m)		12,811,071	12,832,260
floater sequential payer Series 2011-3969 Class AF, 0.6177% 10/15/33 (m)		5,584,550	5,607,886
TOTAL U.S. GOVERNMENT AGENCY			70,077,789
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,165,378)			161,003,203
Commercial Mortgage Securities - 7.3%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (q)		246,415	244,259
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	205,353
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		$ 129,000	$ 132,605
Series 1997-D5:
Class A7, 7.5626% 2/14/43 (m)		87,281	87,610
Class PS1, 1.3696% 2/14/43 (m)(o)		716,280	20,116
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	543,443
Series 2006-2 Class AAB, 5.7162% 5/10/45 (m)		954,696	983,470
Series 2006-3 Class A4, 5.889% 7/10/44		5,796,000	6,329,406
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,101,251
Series 2006-5 Class A2, 5.317% 9/10/47		4,733,451	4,760,858
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,900,488
Series 2007-4 Class A3, 5.8111% 2/10/51 (m)		1,162,958	1,189,568
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		27,464,537	30,391,735
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	176,260
Series 2004-5 Class G, 5.5634% 11/10/41 (h)(m)		195,000	195,082
Series 2005-1 Class CJ, 5.2871% 11/10/42 (m)		550,000	579,294
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)		5,908,000	6,127,843
Series 2005-5 Class D, 5.2233% 10/10/45 (m)		1,180,000	1,200,636
Series 2005-6 Class AJ, 5.185% 9/10/47 (m)		300,000	319,438
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	103,212
Series 2007-3:
Class A3, 5.5593% 6/10/49 (m)		3,176,000	3,191,477
Class A4, 5.5593% 6/10/49 (m)		3,965,000	4,407,185
Series 2008-1 Class D, 6.2496% 2/10/51 (h)(m)		125,000	74,632
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	8,092,578
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1677% 3/15/22 (h)(m)		77,611	58,216
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6677% 8/15/17 (h)(m)		480,000	494,496
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.016% 12/25/33 (h)(m)		44,037	32,834
Series 2005-4A:
Class A2, 0.556% 1/25/36 (h)(m)		1,036,801	870,041
Class B1, 1.566% 1/25/36 (h)(m)		89,597	19,008
Class M1, 0.616% 1/25/36 (h)(m)		334,452	186,341
Class M2, 0.636% 1/25/36 (h)(m)		100,336	52,687
Class M3, 0.666% 1/25/36 (h)(m)		146,532	75,400
Class M4, 0.776% 1/25/36 (h)(m)		81,040	39,283
Class M5, 0.816% 1/25/36 (h)(m)		81,040	28,615
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M6, 0.866% 1/25/36 (h)(m)		$ 86,074	$ 25,829
Series 2006-3A Class M4, 0.596% 10/25/36 (h)(m)		93,758	14,205
Series 2007-1 Class A2, 0.436% 3/25/37 (h)(m)		723,312	497,142
Series 2007-2A:
Class A1, 0.436% 7/25/37 (h)(m)		701,721	562,372
Class A2, 0.486% 7/25/37 (h)(m)		655,663	351,966
Class M1, 0.536% 7/25/37 (h)(m)		230,232	63,313
Class M2, 0.576% 7/25/37 (h)(m)		125,808	21,480
Class M3, 0.656% 7/25/37 (h)(m)		127,563	12,840
Class M4, 0.816% 7/25/37 (h)(m)		251,852	8,400
Class M5, 0.916% 7/25/37 (h)(m)		7,504	53
Series 2007-3:
Class A2, 0.456% 7/25/37 (h)(m)		632,473	429,037
Class M1, 0.476% 7/25/37 (h)(m)		137,368	65,011
Class M2, 0.506% 7/25/37 (h)(m)		147,233	42,880
Class M3, 0.536% 7/25/37 (h)(m)		232,003	53,511
Class M4, 0.666% 7/25/37 (h)(m)		364,279	73,878
Class M5, 0.766% 7/25/37 (h)(m)		188,951	27,203
Class M6, 0.966% 7/25/37 (h)(m)		86,136	7,355
Series 2007-4A:
Class M1, 1.116% 9/25/37 (h)(m)		270,026	25,118
Class M2, 1.216% 9/25/37 (h)(m)		270,026	20,784
Series 2006-3A, Class IO, 0% 10/25/36 (h)(m)(o)		6,865,494	158,686
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(m)(o)		6,576,948	460,525
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4429% 3/11/39 (m)		450,000	469,197
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4177% 3/15/22 (h)(m)		655,330	622,547
Class E, 0.4677% 3/15/22 (h)(m)		3,689,157	3,430,916
Class F, 0.5177% 3/15/22 (h)(m)		2,235,922	2,034,658
Class G, 0.5677% 3/15/22 (h)(m)		537,549	478,414
Class H, 0.7177% 3/15/22 (h)(m)		655,330	568,498
Class J, 0.8677% 3/15/22 (h)(m)		655,330	553,757
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	658,574
Series 2006-T22 Class AJ, 5.5794% 4/12/38 (m)		400,000	432,948
Series 2007-PW16 Class A4, 5.7077% 6/11/40 (m)		1,112,000	1,256,882
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		202,525	162,685
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6565% 12/11/38 (h)(m)(o)		$ 17,947,833	$ 2,531
Series 2006-T22:
Class A4, 5.5794% 4/12/38 (m)		237,000	257,406
Class B, 5.5794% 4/12/38 (h)(m)		200,000	214,241
Series 2007-BBA8:
Class K, 1.3677% 3/15/22 (h)(m)		120,000	96,438
Class L, 2.0677% 3/15/22 (h)(m)		253,498	165,038
Series 2007-PW18 Class X2, 0.3079% 6/11/50 (h)(m)(o)		122,126,101	721,155
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(m)(o)		59,259,889	212,091
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		618,975	673,878
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9177% 8/15/26 (h)(m)		700,000	700,537
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (h)(m)		532,480	506,569
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		1,176,477	1,188,245
Class XCL, 1.1666% 5/15/35 (h)(m)(o)		4,794,156	69,501
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5594% 12/15/47 (h)(m)		750,000	802,919
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	733,459
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	350,177
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		13,269	13,304
Citigroup Commercial Mortgage Trust:
Series 2007-FL3A Class A2, 0.3077% 4/15/22 (h)(m)		183,349	182,986
Series 2013-GC15 Class D, 5.107% 9/10/46 (m)		1,010,000	906,724
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,888,944
Class A4, 5.322% 12/11/49		31,258,000	34,505,612
Series 2005-CD1 Class AJ, 5.2186% 7/15/44 (m)		500,000	527,749
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(m)	CAD	138,000	116,863
Class G, 5.01% 5/15/44 (h)(m)	CAD	30,000	24,093
Class H, 5.01% 5/15/44 (h)(m)	CAD	20,000	14,089
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class J, 5.01% 5/15/44 (h)(m)	CAD	20,000	$ 13,411
Class K, 5.01% 5/15/44 (h)(m)	CAD	10,000	5,803
Class L, 5.01% 5/15/44 (h)(m)	CAD	36,000	19,019
Class M, 5.01% 5/15/44 (h)(m)	CAD	165,000	79,530
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	356,853
Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	1,551,038
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	573,328
Series 2012-CR5 Class D, 4.3351% 12/10/45 (h)(m)		740,000	683,350
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(m)		270,000	269,987
Class D, 4.958% 8/10/46 (h)(m)		790,000	709,317
Series 2013-CR12 Class D, 5.086% 10/10/46 (h)(m)		350,000	317,113
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		220,000	187,338
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0177% 4/15/17 (h)(m)		126,140	125,636
Series 2006-FL12:
Class AJ, 0.2977% 12/15/20 (h)(m)		1,150,817	1,135,385
Class B, 0.3377% 12/15/20 (h)(m)		508,604	500,270
sequential payer Series 2006-C7 Class A1A, 5.7429% 6/10/46 (m)		3,383,891	3,705,750
Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,497,806
Series 2005-LP5 Class F, 5.2926% 5/10/43 (h)(m)		1,290,000	1,338,394
Series 2006-C8 Class XP, 0.4664% 12/10/46 (m)(o)		13,936,782	362
COMM pass-thru certificates:
sequential payer Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	559,783
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(m)		199,000	232,422
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,309,003	2,233,247
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	333,586
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,497,806
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2458% 6/10/44 (m)		905,000	889,353
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,316,895
Series 2012-CR1:
Class C, 5.3678% 5/15/45 (m)		850,000	891,466
Class D, 5.3678% 5/15/45 (h)(m)		1,040,000	997,199
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8579% 8/15/45 (h)(m)		$ 1,727,000	$ 1,583,856
Class F, 4.25% 8/15/45 (h)		1,260,000	966,857
Series 2012-LC4:
Class C, 5.648% 12/10/44 (m)		260,000	278,949
Class D, 5.648% 12/10/44 (h)(m)		870,000	849,672
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		364,175	364,444
Series 2007-C3 Class A4, 5.6842% 6/15/39 (m)		18,598,543	20,461,726
Series 2006-C5 Class ASP, 0.6628% 12/15/39 (m)(o)		9,777,242	352
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,925,570
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (h)(m)		6,783,000	6,222,175
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7677% 9/15/21 (h)(m)		247,633	240,205
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		69,218	69,188
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		97,890	98,236
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,839,047	1,970,971
Class H, 6% 5/17/40 (h)		90,317	53,250
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		950,367	987,459
Class G, 6.75% 11/15/30 (h)		180,000	194,030
Series 2001-CK6 Class AX, 1.17% 8/15/36 (m)(o)		149,094	177
Series 2001-CKN5 Class AX, 0.6555% 9/15/34 (h)(m)(o)		608,164	353
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(m)		288,879	291,274
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,201,255
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (h)(m)		721,000	710,124
Class C:
0.3377% 2/15/22 (h)(m)		1,864,711	1,809,864
0.4377% 2/15/22 (h)(m)		665,993	636,961
Class F, 0.4877% 2/15/22 (h)(m)		1,331,815	1,269,763
Class L, 2.0677% 2/15/22 (h)(m)		99,364	28,926
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.3538% 2/15/40 (m)(o)		$ 23,443,790	$ 20,771
Class B, 5.487% 2/15/40 (h)(m)		2,907,000	388,608
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5571% 11/10/46 (h)(m)		500,000	523,822
Class E, 5.5571% 11/10/46 (h)(m)		870,000	858,220
Class F, 5.5571% 11/10/46 (h)(m)		1,560,000	1,386,149
Class XB, 0.2464% 11/10/46 (h)(m)(o)		20,920,000	382,794
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		131,740	131,626
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1718% 6/10/31 (h)(m)		46,139	46,157
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	982,476
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		640,000	648,482
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(m)		443,000	461,654
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (h)		589,000	606,542
Class E, 5.253% 5/5/27 (h)		411,000	416,359
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		200,000	224,487
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (m)(o)		1,640,000	239,302
Series K012 Class X3, 2.2879% 1/25/41 (m)(o)		1,800,000	234,716
Series K013 Class X3, 2.7901% 1/25/43 (m)(o)		820,000	133,461
Series KAIV Class X2, 3.6147% 6/25/46 (m)(o)		420,000	87,621
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (h)(m)		1,290,000	1,372,859
Series 2011-K10 Class B, 4.597% 11/25/49 (h)(m)		240,000	246,576
Series 2011-K11 Class B, 4.4205% 12/25/48 (h)(m)		750,000	756,290
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		154,396	154,396
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(m)		250,000	249,102
Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		680,000	695,174
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,196,735
Series 2001-1 Class X1, 2.0466% 5/15/33 (h)(m)(o)		704,435	9,963
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2007-C1 Class XP, 0.1588% 12/10/49 (m)(o)		$ 20,822,146	$ 15,138
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	324,689
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		330,735	365,614
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	590,165
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	231,528
Class K, 6.974% 8/15/36 (h)		279,002	240,562
Series 2000-C1 Class K, 7% 3/15/33		2,988	2,205
Series 2003-C3 Class H, 5.7504% 4/10/40 (h)(m)		170,000	171,408
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (h)(m)		715,000	706,878
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,092,241
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (m)		3,677,323	4,038,808
Series 2007-GG11 Class A1, 0.2955% 12/10/49 (h)(m)(o)		28,206,820	74,720
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (h)(m)		1,994,000	1,995,868
Class D, 2.2018% 3/6/20 (h)(m)		4,004,000	4,010,258
Class F, 2.6334% 3/6/20 (h)(m)		164,000	164,256
Class G, 2.7903% 3/6/20 (h)(m)		81,000	81,152
Class H, 3.3004% 3/6/20 (h)(m)		60,000	60,150
Class J, 4.0852% 3/6/20 (h)(m)		86,000	86,269
Class L, 5.4585% 3/6/20 (h)(m)		400,000	401,750
Series 1997-GL:
Class G, 7.5095% 7/13/30 (m)		739,647	766,612
Class H, 7.7995% 7/13/30 (h)(m)		230,000	237,076
Series 2006-GG6 Class A2, 5.506% 4/10/38		1,468,056	1,477,115
Series 2010-C1:
Class D, 5.9811% 8/10/43 (h)(m)		1,255,000	1,355,489
Class E, 4% 8/10/43 (h)		1,240,000	987,406
Class X, 1.5235% 8/10/43 (h)(m)(o)		6,042,212	430,042
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (m)		630,000	679,615
Class D, 5.7227% 5/10/45 (h)(m)		970,000	949,657
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (m)		2,223,000	2,451,315
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.2254% 12/10/43 (h)(m)		$ 720,000	$ 725,283
Class XA, 0.6696% 12/10/43 (h)(m)(o)		5,462,963	89,866
Series 2011-GC5:
Class C, 5.3075% 8/10/44 (h)(m)		1,050,000	1,121,732
Class D, 5.3075% 8/10/44 (h)(m)		480,000	473,776
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (h)(m)		1,170,000	1,064,286
Class E, 4.8569% 11/10/45 (h)(m)		1,290,000	1,045,457
Series 2013-GC16 Class D, 5.323% 11/1/46 (h)(m)		680,000	611,524
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,478,318
Class DFX, 4.6112% 11/5/30 (h)		10,962,000	11,072,935
Class EFX, 5.5428% 11/5/30 (h)(m)		640,000	646,117
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.9% 12/17/30 (h)(m)		590,000	592,841
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1677% 4/15/18 (h)(m)		178,030	180,201
Series 2013-JWRZ Class E, 3.9077% 4/15/30 (h)(m)		342,000	340,753
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(m)		500,000	505,166
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		431,234	432,065
Series 2003-C1:
Class D, 5.192% 1/12/37		173,978	174,166
Class F, 6.0073% 1/12/37 (h)(m)		250,000	250,334
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(m)		380,000	453,350
Class D, 7.4453% 12/5/27 (h)(m)		1,885,000	2,135,107
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	706,101
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(m)		695,000	761,160
Series 2011-C4 Class E, 5.3964% 7/15/46 (h)(m)		810,000	809,893
Series 2012-CBX:
Class C, 5.1872% 6/16/45 (m)		250,000	259,394
Class D, 5.1872% 6/16/45 (h)(m)		690,000	686,482
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2977% 11/15/18 (h)(m)		1,841,892	1,827,759
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater: - continued
Series 2006-FL2A: - continued
Class B, 0.3377% 11/15/18 (h)(m)		$ 814,911	$ 798,203
Class C, 0.3777% 11/15/18 (h)(m)		578,972	563,963
Class D, 0.3977% 11/15/18 (h)(m)		176,367	168,268
Class E, 0.4477% 11/15/18 (h)(m)		254,419	242,354
Class F, 0.4977% 11/15/18 (h)(m)		380,931	361,914
Class G, 0.5277% 11/15/18 (h)(m)		330,997	313,645
Class H, 0.6677% 11/15/18 (h)(m)		254,476	238,591
Class J, 0.8177% 11/15/18 (h)(m)		257,928	238,732
Series 2013-INMZ Class M, 6.1452% 9/15/18 (h)(m)		980,000	986,004
Series 2013-INN Class E, 4.4177% 10/15/30 (h)(m)		800,000	800,940
sequential payer:
Series 2006-CB14 Class A3B, 5.4862% 12/12/44 (m)		518,066	521,535
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,600,498	17,206,273
Series 2006-CB17:
Class A3, 5.45% 12/12/43		157,001	156,772
Class A4, 5.429% 12/12/43		7,560,000	8,235,070
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		27,524,351	30,239,381
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,366,921
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,775,209
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (m)		12,470,000	13,969,466
Series 2007-LD11:
Class A2, 5.798% 6/15/49 (m)		2,144,290	2,162,238
Class A4, 5.813% 6/15/49 (m)		29,428,107	33,075,603
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,494,330
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	154,564
Series 2004-LN2 Class D, 5.2363% 7/15/41 (m)		420,000	365,630
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	661,976
Series 2005-LDP5 Class AJ, 5.321% 12/15/44 (m)		360,000	382,872
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (m)		9,520,000	10,444,173
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (m)		165,000	49,209
Class C, 5.7062% 2/12/49 (m)		424,000	84,267
Class D, 5.7062% 2/12/49 (m)		447,000	70,298
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (m)		157,000	21,469
Class ES, 5.6968% 1/15/49 (h)(m)		983,000	41,275
Series 2010-C2:
Class D, 5.5261% 11/15/43 (h)(m)		645,000	683,596
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2: - continued
Class XB, 0.6682% 11/15/43 (h)(m)(o)		$ 3,600,000	$ 135,870
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(m)		1,140,000	1,252,876
Class C, 5.3144% 8/15/46 (h)(m)		1,102,648	1,179,317
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,042,727
Class D, 4.243% 4/15/46 (m)		1,430,000	1,222,492
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (m)		21,615,000	24,398,666
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		109,238	110,754
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	150,657
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,986,813
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,591,263
Class AM, 5.263% 11/15/40 (m)		137,000	147,474
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	940,803
Class AM, 5.413% 9/15/39		1,500,000	1,659,464
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,033,064
Class AM, 5.378% 11/15/38		160,000	173,893
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,937,900
Series 2007-C2 Class A3, 5.43% 2/15/40		3,289,923	3,652,226
Series 2003-C7:
Class L, 5.224% 7/15/37 (h)(m)		414,213	414,902
Class M, 5.224% 7/15/37 (h)(m)		570,000	549,361
Class N, 5.224% 7/15/37 (h)(m)		280,000	262,018
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(m)		225,000	224,245
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	287,025
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	760,827
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		740,000	768,404
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,037,863
Series 2006-C4:
Class AJ, 5.878% 6/15/38 (m)		1,060,000	1,106,219
Class AM, 5.878% 6/15/38 (m)		500,000	550,023
Series 2007-C1 Class XCP, 0.3849% 2/15/40 (m)(o)		2,598,342	1,983
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,376,000	2,613,602
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45		$ 12,954,192	$ 14,514,680
Class XCP, 0.2787% 9/15/45 (m)(o)		110,934,458	348,112
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (h)(m)		152,457	152,335
Class H, 0.5677% 9/15/21 (h)(m)		582,579	550,288
Series 2007-LLFA Class E, 1.0677% 6/15/22 (h)(m)		760,000	759,465
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.4395% 6/25/43 (h)(m)		540,000	557,296
Class D, 5.4395% 6/25/43 (h)(m)		310,000	310,206
Mach One Trust LLC Series 2004-1A Class H, 6.283% 5/28/40 (h)(m)		260,000	267,722
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7074% 7/9/21 (h)(m)		17,970,000	17,761,404
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3935% 10/12/39 (h)(m)	CAD	320,000	278,902
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		388,285	387,144
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3671% 1/12/44 (m)		220,000	236,633
Series 2004-MKB1 Class F, 5.6925% 2/12/42 (h)(m)		180,000	180,863
Series 2005-LC1 Class F, 5.4211% 1/12/44 (h)(m)		1,655,000	1,463,017
Series 2006-C1:
Class AJ, 5.6793% 5/12/39 (m)		530,000	533,227
Class AM, 5.6793% 5/12/39 (m)		100,000	108,212
Series 2007-C1 Class A4, 5.8524% 6/12/50 (m)		9,429,517	10,545,104
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,572,382
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (m)		95,167	95,033
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (m)		115,338	115,584
Class A3, 5.172% 12/12/49 (m)		900,000	981,423
Class ASB, 5.133% 12/12/49 (m)		918,988	947,882
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,350,353
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	16,260,299
Series 2007-7 Class A4, 5.7367% 6/12/50 (m)		6,656,000	7,425,227
Series 2006-4 Class XP, 0.6171% 12/12/49 (m)(o)		24,918,876	164,514
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	453,247
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.7367% 6/12/50 (m)		$ 166,000	$ 7,334
Series 2007-8 Class A3, 5.8928% 8/12/49 (m)		1,640,000	1,847,419
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		63,471	59,663
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		524,912	475,045
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6639% 11/15/45 (h)(m)		1,000,000	961,409
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		1,000,000	883,310
Series 2013-C13 Class D, 4.887% 11/15/46 (h)(m)		440,000	386,197
Series 2013-C7:
Class D, 4.3056% 2/15/46 (h)		810,000	701,338
Class E, 4.3042% 2/15/46 (h)(m)		340,000	275,325
Series 2013-C8 Class D, 4.1724% 12/15/48 (h)(m)		400,000	343,089
Series 2013-C9:
Class C, 4.0726% 5/15/46 (m)		620,000	579,174
Class D, 4.1606% 5/15/46 (h)(m)		1,740,000	1,474,716
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.368% 7/15/19 (h)(m)		357,716	268,287
Class J, 0.598% 7/15/19 (h)(m)		335,939	328,202
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (h)(m)		1,092,000	1,080,836
Class D, 0.358% 10/15/20 (h)(m)		667,354	652,190
Class E, 0.418% 10/15/20 (h)(m)		834,661	799,002
Class F, 0.468% 10/15/20 (h)(m)		500,899	474,490
Class G, 0.508% 10/15/20 (h)(m)		619,188	572,161
Class H, 0.598% 10/15/20 (h)(m)		389,758	346,514
Class J, 0.748% 10/15/20 (h)(m)		225,021	89,795
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	684,561
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)		510,082	516,703
Series 2012-C4 Class E, 5.5255% 3/15/45 (h)(m)		1,210,000	1,192,218
Series 1997-RR Class F, 7.4196% 4/30/39 (h)(m)		72,144	72,144
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		208,098	159,427
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	210,160
Class O, 5.91% 11/15/31 (h)		185,708	56,762
Series 2004-IQ7 Class E, 5.3764% 6/15/38 (h)(m)		120,000	125,161
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-HQ5 Class B, 5.272% 1/14/42		$ 1,500,000	$ 1,556,546
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		1,000,000	1,043,138
Series 2006-IQ11 Class A4, 5.6751% 10/15/42 (m)		498,188	535,688
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	787,779
Series 2006-T23 Class A3, 5.8072% 8/12/41 (m)		972,000	977,620
Series 2007-HQ12 Class A2, 5.5792% 4/12/49 (m)		7,385,431	7,501,789
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)		2,852,000	3,167,970
Class B, 5.7265% 4/15/49 (m)		469,000	92,107
Series 2011-C1:
Class C, 5.2523% 9/15/47 (h)(m)		970,000	1,055,360
Class D, 5.2523% 9/15/47 (h)(m)		1,760,000	1,857,848
Class E, 5.2523% 9/15/47 (h)(m)		573,100	565,477
Series 2011-C2:
Class D, 5.3157% 6/15/44 (h)(m)		580,000	597,887
Class E, 5.3157% 6/15/44 (h)(m)		600,000	589,244
Class F, 5.3157% 6/15/44 (h)(m)		550,000	472,033
Class XB, 0.4638% 6/15/44 (h)(m)(o)		9,001,008	294,585
Series 2011-C3:
Class C, 5.1773% 7/15/49 (h)(m)		1,000,000	1,049,637
Class D, 5.1773% 7/15/49 (h)(m)		1,130,000	1,157,511
Class E, 5.1773% 7/15/49 (h)(m)		400,000	390,737
Series 2012-C4 Class D, 5.5255% 3/15/45 (h)(m)		330,000	339,194
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9194% 2/23/34 (m)		466,000	509,306
Series 2001-TOP3 Class E, 7.4219% 7/15/33 (h)(m)		150,000	150,485
Series 2003-TOP9 Class E, 5.4447% 11/13/36 (h)(m)		78,000	80,918
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		863,347	1,112,422
RBSCF Trust Series 2010-MB1 Class D, 4.6848% 4/15/24 (h)(m)		1,238,000	1,280,056
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	91,393
Class G, 4.456% 9/12/38 (h)	CAD	54,000	45,101
Class H, 4.456% 9/12/38 (h)	CAD	36,000	27,718
Class J, 4.456% 9/12/38 (h)	CAD	36,000	25,401
Class K, 4.456% 9/12/38 (h)	CAD	18,000	11,764
Class L, 4.456% 9/12/38 (h)	CAD	26,000	16,100
Class M, 4.456% 9/12/38 (h)	CAD	104,391	47,277
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	$ 106,492
Class G, 4.57% 4/12/23	CAD	42,000	34,457
Class H, 4.57% 4/12/23	CAD	42,000	32,014
Class J, 4.57% 4/12/23 (m)	CAD	42,000	30,649
Class K, 4.57% 4/12/23	CAD	21,000	14,469
Class L, 4.57% 4/12/23	CAD	63,000	42,190
Class M, 4.57% 4/12/23	CAD	185,000	98,372
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(m)		3,798	3,812
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	93,800
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5597% 8/15/39 (m)		170,000	180,950
Series 2007-C4 Class F, 5.5597% 8/15/39 (m)		820,000	591,365
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	276,747
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7427% 7/15/24 (h)(m)		110,000	99,000
Class G, 0.7427% 7/15/24 (h)(m)		200,000	174,000
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(m)		310,000	277,031
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(m)		970,000	832,579
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(m)		284,000	321,974
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(m)		1,299,000	1,168,402
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	204,180
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (h)(m)		1,448,665	1,426,935
Class G, 0.5275% 9/15/21 (h)(m)		1,779,101	1,690,146
Class J, 0.7675% 9/15/21 (h)(m)		395,545	336,213
Series 2007-WHL8:
Class F, 0.6477% 6/15/20 (h)(m)		4,565,501	4,149,803
Class LXR1, 0.8677% 6/15/20 (h)(m)		233,698	220,844
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,988,632	9,926,470
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	23,128,110
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,798,712
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32 Class A3, 5.7326% 6/15/49 (m)		$ 19,449,000	$ 21,716,633
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (m)		11,720,000	12,981,810
Class A5, 5.9245% 2/15/51 (m)		19,259,000	21,846,967
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	340,966
Series 2004-C11:
Class D, 5.3769% 1/15/41 (m)		360,000	368,982
Class E, 5.4269% 1/15/41 (m)		327,000	334,426
Series 2004-C12 Class D, 5.2902% 7/15/41 (m)		280,000	285,130
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	264,585
Class C, 5.21% 8/15/41		170,000	173,848
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (h)(m)		500,000	515,707
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,970,921
Series 2005-C22:
Class B, 5.3794% 12/15/44 (m)		4,218,000	3,962,301
Class F, 5.3794% 12/15/44 (h)(m)		3,171,000	644,030
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,519,314
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		22,067,668	24,358,535
Series 2007-C30 Class XP, 0.4773% 12/15/43 (h)(m)(o)		14,469,363	17,123
Series 2007-C31 Class C, 5.6705% 4/15/47 (m)		522,000	422,283
Series 2007-C32:
Class D, 5.7326% 6/15/49 (m)		1,431,000	555,289
Class E, 5.7326% 6/15/49 (m)		2,252,000	715,179
Series 2007-WHL8 Class D, 0.4677% 6/15/20 (m)		9,900,000	9,468,835
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(m)(o)		20,614,217	740,050
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	563,968
Class D, 4.779% 10/15/45 (h)(m)		1,621,000	1,481,453
Series 2013-LC12 Class C, 4.4405% 7/15/46 (m)		600,000	563,342
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	380,162
Class D, 5.5482% 3/15/44 (h)(m)		230,000	229,175
Class E, 5% 3/15/44 (h)		890,000	754,357
Series 2011-C4 Class E, 5.2478% 6/15/44 (h)(m)		320,000	314,082
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C5:
Class C, 5.6362% 11/15/44 (h)(m)		$ 260,000	$ 280,911
Class D, 5.6362% 11/15/44 (h)(m)		600,000	633,356
Class E, 5.6362% 11/15/44 (h)(m)		590,000	585,691
Class XA, 2.0386% 11/15/44 (h)(m)(o)		5,099,765	529,014
Series 2012-C6 Class D, 5.5627% 4/15/45 (h)(m)		540,000	528,214
Series 2012-C7:
Class C, 4.8481% 6/15/45 (m)		1,270,000	1,280,006
Class E, 4.8481% 6/15/45 (h)(m)		890,000	810,250
Series 2012-C8 Class D, 4.8786% 8/15/45 (h)(m)		650,000	636,783
Series 2013-C11:
Class D, 4.1844% 3/15/45 (h)(m)		870,000	747,917
Class E, 4.1844% 3/15/45 (h)(m)		1,750,000	1,320,965
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(m)		600,000	506,507
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4604% 12/15/45 (h)(m)		380,000	331,208
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $831,436,109)			911,686,345
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,361,215
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,453,984
7.3% 10/1/39		18,415,000	23,858,474
7.5% 4/1/34		14,555,000	18,949,300
7.55% 4/1/39		9,050,000	12,157,227
7.6% 11/1/40		12,540,000	17,088,133
7.625% 3/1/40		5,410,000	7,297,387
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,493,073
Series 2010 C1, 7.781% 1/1/35		13,680,000	15,108,739
Series 2012 B, 5.432% 1/1/42		1,330,000	1,066,580
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		63,045,000	57,536,758
Series 2010, 4.421% 1/1/15		6,825,000	7,035,961
Series 2010-1, 6.63% 2/1/35		11,945,000	12,296,661
Series 2010-3:
6.725% 4/1/35		17,810,000	18,509,221
7.35% 7/1/35		8,165,000	8,891,032
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18		$ 7,600,000	$ 8,306,800
5.877% 3/1/19		22,210,000	24,065,646
TOTAL MUNICIPAL SECURITIES (Cost $246,028,442)			241,476,191
Foreign Government and Government Agency Obligations - 2.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,737,478	2,176,295
2.5% 12/31/38 (f)		2,330,000	961,125
7% 10/3/15		6,100,000	5,944,619
Aruba Government 4.625% 9/14/23 (h)		560,000	529,200
Bahamian Republic 6.95% 11/20/29 (h)		855,000	949,050
Bahrain Kingdom 6.125% 8/1/23 (h)		580,000	598,850
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,965,000	11,019,825
5.75% 9/26/23 (h)		10,378,000	10,378,000
Barbados Government 7% 8/4/22 (h)		400,000	364,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,685,000	3,643,544
8.95% 1/26/18		1,015,000	995,969
Brazilian Federative Republic:
4.25% 1/7/25		10,680,000	10,039,200
5.625% 1/7/41		13,235,000	12,738,688
7.125% 1/20/37		1,505,000	1,715,700
8.25% 1/20/34		935,000	1,180,438
12.25% 3/6/30		1,225,000	2,128,438
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,050,000	945,000
City of Buenos Aires 12.5% 4/6/15 (h)		1,850,000	1,933,250
Colombian Republic:
6.125% 1/18/41		1,985,000	2,099,138
7.375% 9/18/37		1,680,000	2,045,400
10.375% 1/28/33		2,100,000	3,102,750
Congo Republic 3.5% 6/30/29 (f)		3,137,790	2,800,478
Costa Rican Republic:
4.25% 1/26/23 (h)		1,150,000	1,055,125
4.375% 4/30/25 (h)		890,000	801,000
5.625% 4/30/43 (h)		490,000	418,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic:
5.5% 4/4/23 (h)		$ 1,710,000	$ 1,639,035
6.25% 4/27/17 (h)		1,460,000	1,547,600
6.375% 3/24/21 (h)		1,550,000	1,608,125
6.625% 7/14/20 (h)		1,670,000	1,768,530
6.75% 11/5/19 (h)		2,050,000	2,208,875
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		975,000	901,875
5.875% 7/25/22		450,000	416,250
6.25% 10/4/20 (h)		2,130,000	2,079,519
6.25% 7/27/21 (h)		1,410,000	1,360,650
7.4% 1/22/15 (h)		1,455,000	1,513,200
7.4% 1/22/15 (Reg.S)		100,000	104,000
Dominican Republic:
1.1593% 8/30/24 (m)		1,600,000	1,360,000
5.875% 4/18/24 (h)		570,000	532,950
5.875% 4/18/24		585,000	546,975
7.5% 5/6/21 (h)		2,030,000	2,172,100
9.04% 1/23/18 (h)		1,382,069	1,485,724
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	673,313
7.65% 6/15/35 (Reg. S)		1,165,000	1,170,825
8.25% 4/10/32 (Reg. S)		575,000	632,500
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		400,000	416,640
Gabonese Republic 8.2% 12/12/17 (h)		620,000	722,300
Georgia Republic 6.875% 4/12/21 (h)		920,000	982,100
German Federal Republic 2.5% 7/4/44	EUR	350,000	463,000
Ghana Republic 7.875% 8/7/23 (h)		580,000	565,500
Guatemalan Republic 5.75% 6/6/22 (h)		555,000	560,550
Hungarian Republic:
4.125% 2/19/18		1,976,000	1,971,060
5.75% 11/22/23		1,270,000	1,260,475
6.375% 3/29/21		1,265,000	1,358,294
7.625% 3/29/41		2,240,000	2,388,960
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	474,525
4.875% 5/5/21 (h)		1,260,000	1,247,400
5.25% 1/17/42 (h)		975,000	811,688
5.875% 3/13/20 (h)		1,260,000	1,335,600
6.625% 2/17/37 (h)		950,000	959,500
7.75% 1/17/38 (h)		1,450,000	1,624,000
8.5% 10/12/35 (Reg. S)		1,860,000	2,232,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Indonesian Republic: - continued
11.625% 3/4/19 (h)		$ 1,535,000	$ 2,049,225
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		3,220,000	3,155,600
7.125% 3/31/16 (Reg. S)		100,000	98,000
Ivory Coast 7.1% 12/31/32 (f)		2,350,000	2,097,375
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,232,200
KfW 4% 1/27/20		4,650,000	5,159,287
Latvian Republic:
2.75% 1/12/20 (h)		1,400,000	1,336,300
5.25% 2/22/17 (h)		850,000	926,500
5.25% 6/16/21 (h)		305,000	330,163
Lebanese Republic:
4% 12/31/17		4,365,000	4,299,525
4.75% 11/2/16		1,785,000	1,767,150
5.15% 11/12/18		1,190,000	1,172,150
5.45% 11/28/19		1,555,000	1,510,372
6.375% 3/9/20		1,180,000	1,194,750
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,230,970
6.625% 2/1/22 (h)		1,940,000	2,274,650
7.375% 2/11/20 (h)		2,455,000	2,967,481
Mongolian People's Republic:
4.125% 1/5/18 (h)		400,000	362,000
5.125% 12/5/22 (h)		600,000	504,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,800,000	1,656,000
5.5% 12/11/42 (h)		600,000	504,000
Panamanian Republic:
4.3% 4/29/53		830,000	624,575
6.7% 1/26/36		1,570,000	1,742,700
8.875% 9/30/27		1,335,000	1,788,900
9.375% 4/1/29		410,000	569,900
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	545,288
7.35% 7/21/25		700,000	883,750
8.75% 11/21/33		2,405,000	3,373,013
Philippine Republic:
6.375% 1/15/32		395,000	464,125
7.75% 1/14/31		1,655,000	2,199,164
9.5% 2/2/30		1,685,000	2,544,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Philippine Republic: - continued
10.625% 3/16/25		$ 1,210,000	$ 1,875,500
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,130,500
5.95% 8/22/23 (h)		685,000	674,725
5.95% 8/22/23		400,000	394,000
Polish Government:
3% 3/17/23		1,465,000	1,338,644
5% 3/23/22		1,805,000	1,940,375
6.375% 7/15/19		790,000	927,263
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,677,375
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,178,450	1,184,342
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,351,563
Republic of Armenia 6% 9/30/20 (h)		1,855,000	1,827,175
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,200,000
Republic of Namibia 5.5% 11/3/21 (h)		740,000	760,350
Republic of Nigeria:
5.125% 7/12/18 (h)		590,000	604,750
6.375% 7/12/23 (h)		475,000	491,625
6.75% 1/28/21 (h)		860,000	930,950
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	394,188
Republic of Serbia:
4.875% 2/25/20 (h)		790,000	738,650
5.25% 11/21/17 (h)		765,000	762,284
5.875% 12/3/18 (h)(j)		2,180,000	2,201,800
6.75% 11/1/24 (h)		2,543,289	2,489,371
7.25% 9/28/21 (h)		1,450,000	1,518,875
Republic of Zambia 5.375% 9/20/22 (h)		800,000	700,000
Romanian Republic:
4.375% 8/22/23 (h)		1,396,000	1,343,650
6.75% 2/7/22 (h)		2,872,000	3,253,976
6.75% 2/7/22		50,000	56,650
Russian Federation:
4.875% 9/16/23 (h)		600,000	613,500
5.625% 4/4/42 (h)		600,000	592,500
5.875% 9/16/43 (h)		600,000	600,000
7.5% 3/31/30 (Reg. S)		4,380,805	5,129,923
12.75% 6/24/28 (Reg. S)		2,775,000	4,748,580
Slovakia Republic 4.375% 5/21/22 (h)		700,000	722,750
South African Republic 5.875% 9/16/25		915,000	951,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		$ 1,425,000	$ 1,332,375
5.45% 2/9/17 (Reg. S)		455,000	482,300
Turkish Republic:
5.125% 3/25/22		515,000	511,138
5.625% 3/30/21		815,000	845,563
6% 1/14/41		1,020,000	956,250
6.25% 9/26/22		680,000	725,016
6.75% 4/3/18		1,075,000	1,195,938
6.75% 5/30/40		1,115,000	1,148,450
6.875% 3/17/36		1,795,000	1,875,775
7% 3/11/19		335,000	376,875
7.25% 3/5/38		1,150,000	1,253,500
7.375% 2/5/25		1,695,000	1,898,400
7.5% 11/7/19		695,000	800,119
8% 2/14/34		490,000	570,850
11.875% 1/15/30		480,000	750,000
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		1,690,000	1,447,063
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,035,111
6.75% 11/14/17 (h)		770,000	679,525
7.5% 4/17/23 (Reg. S)		450,000	385,290
7.75% 9/23/20 (h)		1,280,000	1,129,600
7.8% 11/28/22 (h)		1,000,000	862,500
7.8% 11/28/22		325,000	279,565
7.95% 6/4/14 (h)		2,570,000	2,473,625
7.95% 6/4/14 (Reg.S)		400,000	385,000
7.95% 2/23/21 (h)		1,425,000	1,254,000
9.25% 7/24/17 (h)		2,350,000	2,179,625
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	652,638
United Kingdom, Great Britain and Northern Ireland 4.5% 9/7/34	GBP	1,000,000	1,888,182
United Mexican States:
4% 10/2/23		28,314,000	28,059,174
4.75% 3/8/44		13,662,000	11,967,912
5.75% 10/12/2110		216,000	194,940
6.05% 1/11/40		1,116,000	1,191,330
6.75% 9/27/34		800,000	924,000
7.5% 4/8/33		360,000	450,900
8.3% 8/15/31		420,000	565,950
United Republic of Tanzania 6.3921% 3/8/20 (m)		1,155,000	1,209,863
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Uruguay Republic 7.875% 1/15/33 pay-in-kind		$ 3,420,000	$ 4,206,600
Venezuelan Republic:
6% 12/9/20		480,000	313,200
7% 3/31/38		395,000	234,038
8.5% 10/8/14		1,040,000	1,006,200
9% 5/7/23 (Reg. S)		1,325,000	950,688
9.25% 5/7/28 (Reg. S)		560,000	399,560
9.375% 1/13/34		455,000	324,188
11.75% 10/21/26 (Reg. S)		825,000	678,563
11.95% 8/5/31 (Reg. S)		1,555,000	1,275,100
12.75% 8/23/22		2,340,000	2,129,400
13.625% 8/15/18		1,318,000	1,278,460
Vietnamese Socialist Republic:
1.25% 3/12/16 (m)		641,304	578,777
4% 3/12/28 (f)		4,441,833	3,753,349
6.875% 1/15/16 (h)		1,980,000	2,118,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $314,191,801)			317,895,632
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $2,168,333)	EUR	1,650,000	2,291,831
Common Stocks - 0.0%
	Shares
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings Ltd. (a)	23,482	4,227
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h)	1	110,691
TOTAL COMMON STOCKS (Cost $1,258,919)		114,918
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	$ 226,125
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	337,650
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	638,112
Series D, 7.50%	5,942	135,418
Boston Properties, Inc. 5.25%	17,500	358,925
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	194,698
Series E, 6.625%	25,000	563,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	231,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	121,800
Series L, 7.375%	12,221	296,115
CYS Investments, Inc. Series B, 7.50%	21,700	441,378
DDR Corp. Series K, 6.25%	17,823	370,897
Digital Realty Trust, Inc. Series E, 7.00%	10,000	238,500
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	422,072
Essex Property Trust, Inc. Series H, 7.125%	9,354	242,362
First Potomac Realty Trust 7.75%	15,000	372,450
Hersha Hospitality Trust Series B, 8.00%	13,844	350,945
Hospitality Properties Trust Series D, 7.125%	10,000	249,000
LaSalle Hotel Properties Series H, 7.50%	10,000	247,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	246,500
Series S, 6.45%	21,000	476,910
Public Storage:
Series P, 6.50%	12,000	300,600
Series R, 6.35%	10,500	252,000
Series S, 5.90%	20,000	446,000
Realty Income Corp. Series F, 6.625%	12,000	294,240
Regency Centers Corp. Series 6, 6.625%	5,510	126,344
Retail Properties America, Inc. 7.00%	24,109	534,979
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	449,983
Stag Industrial, Inc. Series A, 9.00%	20,000	535,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	14,801	$ 355,224
Taubman Centers, Inc. Series J, 6.50%	11,338	258,506
		10,090,058
TOTAL PREFERRED STOCKS (Cost $10,884,406)		10,316,183
Bank Loan Obligations - 0.3%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,000,000	1,025,000
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (p)	84,000	84,630
5.5% 11/21/19 (m)	196,000	197,470
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (m)	4,213,816	4,229,618
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (m)	431,355	438,386
Tranche B, term loan 11.375% 7/6/14 (m)	323,518	328,791
Tranche D, term loan 14.9% 7/6/14 (m)	650,000	663,000
		6,966,895
Household Durables - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/28/18 (m)	520,000	520,000
TOTAL CONSUMER DISCRETIONARY		7,486,895
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (m)	110,000	112,063
Tranche B 1LN, term loan 4.5% 9/26/19 (m)	345,000	346,725
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 5/26/21	260,000	262,600
Tranche B 1LN, term loan 11/26/20	525,000	526,313
		1,247,701
Bank Loan Obligations - continued
	Principal Amount (e)	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (m)	$ 1,411,454	$ 1,386,753
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (m)	2,205,000	2,246,454
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (m)	2,105,000	2,110,263
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)	3,690,000	3,745,350
Tranche B 1LN, term loan 3.875% 9/30/18 (m)	215,000	216,075
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)	1,780,000	1,788,900
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (m)	145,000	146,276
		11,640,071
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (m)	755,000	764,438
Tranche B 1LN, term loan 4.5005% 2/1/20 (m)	1,397,975	1,404,965
		2,169,403
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/17	1,244,933	1,257,382
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (m)	895,000	905,069
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (m)	618,680	623,320
Tranche B 1LN, term loan 4.5% 11/30/19 (m)	773,692	772,764
		2,301,153
Real Estate Management & Development - 0.1%
CityCenter REL 8.75% 7/12/14 (m)	413,418	413,418
EOP Operating LP term loan:
6.02% 2/1/14 (m)	1,000,000	995,000
6.27% 2/1/14 (m)	1,200,000	1,194,000
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (m)	1,207,706	1,092,873
		3,695,291
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)	$ 44,775	$ 45,279
TOTAL FINANCIALS		9,468,508
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)	2,595,000	2,604,731
Garda World Security Corp. term loan:
0.5% 11/8/20 (m)(p)	73,333	73,608
4% 11/8/20 (m)	286,667	287,742
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 5/22/21 (m)	105,000	105,919
Tranche B 1LN, term loan 4.5% 11/22/20 (m)	60,000	60,150
		3,132,150
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)	532,356	519,047
Electrical Equipment - 0.0%
EFS Cogen Holdings I LLC Tranche B, term loan 11/20/20	110,000	110,550
Industrial Conglomerates - 0.0%
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (m)	35,000	35,569
Tranche B 1LN, term loan 4.5% 11/21/20 (m)	45,000	45,338
		80,907
TOTAL INDUSTRIALS		3,842,654
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. term loan 4.166% 3/24/18 (m)	4,645,000	4,650,806
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 11/11/20	2,100,000	2,101,575
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (m)	$ 80,000	$ 82,000
Tranche B 1LN, term loan 4.5% 10/30/19 (m)	40,000	40,200
		122,200
TOTAL INFORMATION TECHNOLOGY		6,874,581
MATERIALS - 0.0%
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (m)	1,405,000	1,419,050
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (m)	720,000	722,736
TOTAL BANK LOAN OBLIGATIONS (Cost $42,066,656)		42,702,196
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)	1,155,482	1,080,376
Goldman Sachs 1.1875% 12/14/19 (m)	990,278	925,910
1.25% 12/14/19 (m)	464,324	434,143
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,319,805)		2,440,429
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,351,653)	1,329,000	1,388,627
Fixed-Income Funds - 19.2%
	Shares	Value
Fidelity Floating Rate Central Fund (n)	3,923,386	$ 420,704,715
Fidelity Mortgage Backed Securities Central Fund (n)	18,644,015	1,983,350,310
TOTAL FIXED-INCOME FUNDS (Cost $2,215,950,804)		2,404,055,025
Preferred Securities - 0.2%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 1,850,000	1,941,821
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	750,000	761,872
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (h)(i)	600,000	515,303
5.875% (Reg. S) (i)	200,000	171,781
		687,084
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
JPMorgan Chase & Co. 6% (i)(m)	2,895,000	2,844,988
Magnesita Finance Ltd. 8.625% (Reg. S) (i)	200,000	193,672
Vattenfall Treasury AB 5.25% (i)(m)	3,000,000	4,328,943
		7,367,603
Insurance - 0.0%
Allianz SE 4.75% (Reg. S) (i)(m)	1,100,000	1,544,329
TOTAL FINANCIALS		8,911,932
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)	100,000	98,589
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)	1,600,000	1,359,631
Preferred Securities - continued
	Principal Amount (e)	Value
UTILITIES - 0.1%
Multi-Utilities - 0.1%
RWE AG 4.625% (i)(m)	$ 3,000,000	$ 4,170,522
TOTAL PREFERRED SECURITIES (Cost $18,100,091)		17,931,451
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $435,832,941)	435,832,941	435,832,941
Cash Equivalents - 8.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.08%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $1,091,721,000)	$ 1,091,728,220	1,091,721,000
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount
Put Options - 0.0%
Option on a credit default swap with Citibank NA to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate ..90% (Cost $44,059)	2/19/14	9,500,000	29,679
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $13,188,142,675)		13,654,733,783
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(1,112,767,024)
NET ASSETS - 100%		$ 12,541,966,759
TBA Sale Commitments
	Principal Amount (e)	Value
Fannie Mae
4.5% 12/1/43	$ (32,600,000)	$ (34,797,955)
5% 12/1/43	(9,700,000)	(10,550,265)
5% 12/1/43	(8,100,000)	(8,810,015)
5% 12/1/43	(6,690,000)	(7,276,420)
5.5% 12/1/43	(6,000,000)	(6,564,375)
TOTAL FANNIE MAE		(67,999,030)
Ginnie Mae
4.5% 12/1/43	(2,700,000)	(2,901,445)
5% 12/1/43	(2,700,000)	(2,934,984)
TOTAL GINNIE MAE		(5,836,429)
TOTAL TBA SALE COMMITMENTS (Proceeds $73,866,261)		$ (73,835,459)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Dec. 2013	$ 2,196,030	$ 13,420
49 Eurex Euro-Bobl Index Contracts (Germany)	Dec. 2013	8,342,624	14,218
33 Eurex Euro-Bund Index Contracts (Germany)	Dec. 2013	6,354,333	39,480
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Bond Index Contracts - continued
46 TME 10 Year Canadian Note Contracts	March 2014	$ 5,574,288	$ 37,982
2 TSE 10 Year Japanese Government Bond Index Contracts	Dec. 2013	2,832,739	41,182
TOTAL BOND INDEX CONTRACTS		25,300,014	146,282
Treasury Contracts
2 CBOT 10 Year U.S. Treasury Note Contracts	March 2014	250,750	(351)
73 CBOT 5 Year U.S. Treasury Note Contracts	March 2014	8,827,297	7,271
35 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2014	4,869,375	3,754
TOTAL TREASURY CONTRACTS		13,947,422	10,674
TOTAL PURCHASED		39,247,436	156,956
Sold
Bond Index Contracts
198 LIFFE Long Gilt Index Contracts (United Kingdom)	March 2014	35,301,667	48,388
101 LIFFE Medium Gilt Index Contracts (United Kingdom)	March 2014	18,119,797	(696)
TOTAL BOND INDEX CONTRACTS		53,421,464	47,692
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold - continued
Treasury Contracts
72 CBOT Long Term U.S. Treasury Bond Contracts	March 2014	$ 9,414,000	$ 40,922
TOTAL SOLD		62,835,464	88,614
		$ 102,082,900	$ 245,570

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.5%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount	Unrealized Appreciation/ (Depreciation)
12/11/13	AUD	Deutsche Bank AG	Sell	150,000	$ 136,476	$ 45
12/11/13	CAD	Deutsche Bank AG	Sell	150,000	142,730	1,604
12/11/13	CAD	JPMorgan Chase Bank	Buy	45,000	43,529	(1,191)
12/11/13	EUR	Barclays Bank PLC, London	Buy	1,798,000	2,435,157	7,987
12/11/13	EUR	Barclays Bank PLC, London	Buy	2,655,000	3,596,516	11,131
12/11/13	EUR	Barclays Bank PLC, London	Sell	434,000	587,587	(2,138)
12/11/13	EUR	Barclays Bank PLC, London	Sell	611,000	825,858	(4,376)
12/11/13	EUR	Barclays Bank PLC, London	Sell	997,000	1,345,689	(9,047)
12/11/13	EUR	Citibank NA	Sell	32,448,000	42,712,081	(1,378,663)
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount	Unrealized Appreciation/ (Depreciation)
12/11/13	EUR	Credit Suisse Intl.	Buy	1,347,000	$ 1,824,800	$ 5,521
12/11/13	EUR	Deutsche Bank AG	Sell	500,000	661,093	(18,314)
12/11/13	EUR	Deutsche Bank AG	Sell	1,122,000	1,524,594	6
12/11/13	EUR	Deutsche Bank AG	Sell	1,351,000	1,821,264	(14,491)
12/11/13	EUR	Deutsche Bank AG	Sell	10,000,000	13,172,650	(415,474)
12/11/13	EUR	Deutsche Bank AG	Sell	14,600,000	19,232,069	(606,592)
12/11/13	EUR	JPMorgan Chase Bank	Buy	1,539,000	2,079,061	12,151
12/11/13	EUR	JPMorgan Chase Bank	Buy	2,711,000	3,733,424	(49,683)
12/11/13	EUR	JPMorgan Chase Bank	Sell	1,611,000	2,151,648	(37,398)
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	1,585,000	2,129,570	24,147
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Buy	1,873,000	2,530,788	14,267
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	469,000	637,652	369
12/11/13	EUR	Morgan Stanley Cap. Svcs. LLC	Sell	1,241,000	1,660,642	(25,644)
12/11/13	GBP	Barclays Bank PLC, London	Buy	888,000	1,414,593	38,318
12/11/13	GBP	Barclays Bank PLC, London	Buy	1,208,000	1,930,367	46,116
12/11/13	GBP	Barclays Bank PLC, London	Buy	2,104,000	3,384,600	57,886
Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount	Unrealized Appreciation/ (Depreciation)
12/11/13	GBP	Barclays Bank PLC, London	Sell	180,000	$ 291,340	$ (3,169)
12/11/13	GBP	Barclays Bank PLC, London	Sell	1,084,000	1,735,343	(38,256)
12/11/13	GBP	Barclays Bank PLC, London	Sell	20,000,000	31,227,480	(1,495,746)
12/11/13	GBP	Barclays Bank PLC, London	Sell	20,700,000	32,320,442	(1,548,098)
12/11/13	GBP	Citibank NA	Sell	17,537,000	27,371,644	(1,321,716)
12/11/13	GBP	Credit Suisse Intl.	Buy	282,000	461,904	(507)
12/11/13	GBP	Credit Suisse Intl.	Sell	461,000	744,387	(9,884)
12/11/13	GBP	Deutsche Bank AG	Buy	455,000	733,660	10,793
12/11/13	GBP	Deutsche Bank AG	Buy	985,000	1,576,343	35,276
12/11/13	GBP	Deutsche Bank AG	Sell	828,000	1,326,851	(27,891)
12/11/13	GBP	Deutsche Bank AG	Sell	1,000,000	1,563,199	(72,962)
12/11/13	GBP	JPMorgan Chase Bank	Buy	294,000	474,982	6,049
12/11/13	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	304,000	488,271	(9,122)
12/11/13	JPY	Deutsche Bank AG	Sell	15,000,000	150,915	4,482
						$ (6,814,214)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Sep. 2018	Credit Suisse	(1%)	EUR	3,500,000	$ (7,823)	$ (169,414)	$ (177,237)
Kering SA		Sep. 2018	Morgan Stanley, Inc.	(1%)	EUR	3,500,000	(77,458)	12,569	(64,889)
Next PLC		Sep. 2018	Credit Suisse	(1%)	EUR	3,500,000	(116,617)	42,148	(74,469)
Rentokil Initial PLC		Dec. 2018	Credit Suisse	(1%)	EUR	1,625,000	(4,717)	0	(4,717)
Royal Bank Of Scotland PLC		Dec. 2018	Deutsche Bank AG	(5%)	EUR	1,400,000	(297,699)	223,824	(73,875)
Santander Central Hispano Issuances Ltd		Dec. 2018	Citibank NA	(5%)	EUR	1,400,000	(314,861)	249,874	(64,987)
Valeo SA		Sep. 2018	Credit Suisse	(1%)	EUR	3,500,000	(31,387)	(82,179)	(113,566)
TOTAL BUY PROTECTION							(850,562)	276,822	(573,740)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%		$ 22,651	$ (9,700)	$ 0	$ (9,700)
TOTAL CREDIT DEFAULT SWAPS							$ (860,262)	$ 276,822	$ (583,440)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,210,924,206 or 9.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,719,089.

(l) Security or a portion of the security has been segregated as collateral for open foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,170,634.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $157,333 and $158,238, respectively. The coupon rate will be determined at time of settlement.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $244,259 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 238,619

(r) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $17,404.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,091,721,000 due 12/02/13 at 0.08%
Commerz Markets LLC	$ 175,039,723
Mizuho Securities USA, Inc.	846,665,388
RBS Securities, Inc.	70,015,889
$ 1,091,721,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,497
Fidelity Floating Rate Central Fund	5,278,709
Fidelity Mortgage Backed Securities Central Fund	13,552,077
Total	$ 18,939,283
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 5,278,709	$ -	$ 420,704,715	31.5%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	13,552,077	697,788,910	1,983,350,310	19.5%
Total	$ 3,052,790,141	$ 18,830,786	$ 697,788,910	$ 2,404,055,025
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,316,183	$ 10,090,058	$ 226,125	$ -
Materials	4,227	4,227	-	-
Telecommunication Services	110,691	-	-	110,691
Corporate Bonds	4,437,365,001	-	4,437,280,110	84,891
U.S. Government and Government Agency Obligations	2,919,465,539	-	2,919,465,539	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 478,300,258	$ -	$ 478,300,258	$ -
Asset-Backed Securities	178,717,334	-	172,039,544	6,677,790
Collateralized Mortgage Obligations	161,003,203	-	160,066,166	937,037
Commercial Mortgage Securities	911,686,345	-	906,669,260	5,017,085
Municipal Securities	241,476,191	-	241,476,191	-
Foreign Government and Government Agency Obligations	317,895,632	-	316,535,632	1,360,000
Supranational Obligations	2,291,831	-	2,291,831	-
Bank Loan Obligations	42,702,196	-	35,622,781	7,079,415
Sovereign Loan Participations	2,440,429	-	-	2,440,429
Bank Notes	1,388,627	-	1,388,627	-
Fixed-Income Funds	2,404,055,025	2,404,055,025	-	-
Preferred Securities	17,931,451	-	17,931,451	-
Money Market Funds	435,832,941	435,832,941	-	-
Cash Equivalents	1,091,721,000	-	1,091,721,000	-
Purchased Swaptions	29,679	-	29,679	-
Total Investments in Securities:	$ 13,654,733,783	$ 2,849,982,251	$ 10,781,044,194	$ 23,707,338
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 276,148	$ -	$ 276,148	$ -
Futures Contracts	246,617	246,617	-	-
Total Assets	$ 522,765	$ 246,617	$ 276,148	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Liabilities
Foreign Currency Contracts	$ (7,090,362)	$ -	$ (7,090,362)	$ -
Futures Contracts	(1,047)	(1,047)	-	-
Swaps	$ (860,262)	$ -	$ (860,262)	$ -
Total Liabilities	(7,951,671)	(1,047)	(7,950,624)
Total Other Derivative Instruments:	$ (7,428,906)	$ 245,570	$ (7,674,476)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (73,835,459)	$ -	$ (73,835,459)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $13,252,620,155. Net unrealized appreciation aggregated $402,113,628, of which $539,023,788 related to appreciated investment securities and $136,910,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014